Registration Nos: 33-83354

811-8732

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 12

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. ___

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

FIRST CITICORP LIFE INSURANCE COMPANY
(Name of Depositor)

333 West 34th Street, 10th Floor, New York, New York 10001
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (212) 615-7201

Ernest J. Wright
First Citicorp Life Insurance Company
One Cityplace
Hartford, CT 06103-3415
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]	on May 1, 2003 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a) of Rule 485

[ ]	on _____________ pursuant to paragraph (a)(i) pf Rule 485

If appropriate, check the following box:

[ ]	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PART A

Information Required in a Prospectus

SUPPLEMENT DATED MAY 1, 2003
TO PROSPECTUS DATED MAY 1, 2003

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
FIRST CITICORP LIFE INSURANCE COMPANY

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

For all Contracts applied for prior to February 1, 1999, the prospectus dated May 1, 2003 is amended to reflect mortality and expense risk charges equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The first paragraph in the section captioned “5. Charges and Deductions” (page 4) is revised as follows:

The Contract has insurance features and investment features and there are costs related to each. Each year, during the Accumulation Phase we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 0.99% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

The Table of “Separate Account Annual Expenses” in the section captioned “FEE TABLES” (page 5) is revised as follows:

SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of average net assets)

Mortality and Expense Risk Charge	0.84%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.99%

The paragraph titled “Mortality and Expense Risk Charge” in the section captioned “SECTION 5. CHARGES AND DEDUCTIONS” (page 14) is replaced with the following:

This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The section captioned “Examples” (page 6) is replaced with the following:

You would pay the following expenses on a $10000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the maximum charges:

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series I	889	1086	1307	2183	189	586	1007	2183
AIM V.I. Core Equity Fund — Series I	882	1064	1271	2108	182	564	971	2108
AIM V.I. Government Securities Fund — Series I	885	1073	1287	2140	185	573	987	2140
AIM V.I. Growth Fund — Series I	895	1104	1338	2246	195	604	1038	2246
AIM V.I. International Growth Fund — Series I	913	1159	1430	2434	213	659	1130	2434
AIM V.I. Premier Equity Fund — Series I	889	1086	1307	2183	189	586	1007	2183
Greenwich Street Series Fund
Appreciation Portfolio	881	1061	1266	2098	181	561	966	2098
MFS Variable Insurance Trust
MFS® Bond Series	896	1107	1343	2257	196	607	1043	2257
MFS® Emerging Growth Series	890	1089	1313	2194	190	589	1013	2194
MFS® Money Market Series	883	1067	1276	2119	183	567	976	2119
MFS® Research Series	891	1092	1318	2204	191	592	1018	2204
MFS® Strategic Income Series	914	1162	1435	2445	214	662	1135	2445
MFS® Total Return Series	890	1089	1313	2194	190	589	1013	2194
Travelers Series Fund Inc.
Smith Barney Aggressive Growth Portfolio	887	1080	1297	2162	187	580	997	2162
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	894	1101	1333	2236	194	601	1033	2236
Variable Insurance Products Fund
Equity—Income Portfolio — Initial Class	861	1000	1162	1882	161	500	862	1882
Growth Portfolio — Initial Class	871	1030	1214	1990	171	530	914	1990
High Income Portfolio — Initial Class	874	1040	1230	2023	174	540	930	2023
Overseas Portfolio — Initial Class	894	1101	1333	2236	194	601	1033	2236
Variable Insurance Products Fund II
Contrafund® Portfolio — Initial Class	872	1034	1219	2001	172	534	919	2001
Index 500 Portfolio — Initial Class	837	925	1036	1616	137	425	736	1616

Footnote to Examples

The foregoing Examples are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The Examples reflect fiscal year 2003 expenses for the Separate Account and fiscal year 2002 expenses for the investment portfolios.

(1)	Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 2003 by the total of all Contract assets under management as of the end of fiscal year 2002. This converts the Annual Contract Fee to a factor of $0.11 for purposes of the Examples based on a $1,000 investment.

The examples should not be considered a representation of past or future expenses. The 5% annual rate of return is hypothetical and does not represent past or future annual returns. Actual returns may be greater or less than the 5% assumed rate.

CONDENSED FINANCIAL INFORMATION

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of business (2/21/95) through December 31, 2002 for each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the Statement of Additional Information.

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 0.99% = (Standard Death Benefit).

0.84 M&E, .15 Adm = 0.99% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series I (3/95)	2002	1.890	1.416	7,754,716
	2001	2.488	1.890	10,075,514
	2000	2.821	2.488	12,520,041
	1999	1.970	2.821	11,899,636
	1998	1.669	1.970	12,795,979
	1997	1.491	1.669	9,405,192
	1996	1.286	1.491	3,464,766
	1995	1.000	1.286	1,345,513

AIM V.I. Core Equity Fund — Series I (2/97)	2002	1.284	1.074	9,486,557
	2001	1.681	1.284	12,600,655
	2000	1.987	1.681	14,605,290
	1999	1.495	1.987	14,517,373
	1998	1.183	1.495	12,751,073
	1997	1.000	1.183	5,216,176

AIM V.I. Government Securities Fund — Series I (2/97)	2002	1.268	1.376	9,030,752
	2001	1.203	1.268	8,526,514
	2000	1.104	1.203	7,183,036
	1999	1.129	1.104	7,835,868
	1998	1.060	1.129	8,085,335
	1997	1.000	1.060	2,587,138

Accumulation Unit Values (in dollars)

0.84 M&E, .15 Adm = 0.99% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM V.I. Growth Fund — Series I (2/97)	2002	1.108	0.757	3,603,917
	2001	1.692	1.108	4,982,272
	2000	2.150	1.692	6,728,691
	1999	1.605	2.150	5,608,680
	1998	1.210	1.605	4,344,807
	1997	1.000	1.210	1,609,176

AIM V.I. International Growth Fund — Series I (2/97)	2002	1.013	0.846	7,910,317
	2001	1.339	1.013	10,826,266
	2000	1.837	1.339	13,377,489
	1999	1.197	1.837	12,561,784
	1998	1.047	1.197	11,552,635
	1997	1.000	1.047	8,040,030

AIM V.I. Premier Equity Fund — Series I (2/97)	2002	1.465	1.011	14,640,755
	2001	1.692	1.465	19,569,314
	2000	2.002	1.692	23,439,128
	1999	1.557	2.002	22,849,391
	1998	1.188	1.557	17,350,727
	1997	1.000	1.188	6,012,919

Greenwich Street Series Fund
Appreciation Portfolio (4/01)	2002	0.997	0.814	8,744,914
	2001	1.000	0.997	11,031,329

MFS Variable Insurance Trust
MFS® Bond Series (2/97)	2002	1.292	1.394	4,841,016
	2001	1.201	1.292	5,712,058
	2000	1.110	1.201	4,528,804
	1999	1.139	1.110	4,981,425
	1998	1.078	1.139	4,592,230
	1997	1.000	1.078	1,523,046

MFS® Emerging Growth Series (2/97)	2002	1.420	0.931	13,691,784
	2001	2.156	1.420	18,468,413
	2000	2.708	2.156	22,131,924
	1999	1.548	2.708	20,174,491

Accumulation Unit Values (in dollars)

0.84 M&E, .15 Adm = 0.99% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS® Emerging Growth Series (continued)	1998	1.166	1.548	18,235,621
	1997	1.000	1.166	7,769,779

MFS® Money Market Series (4/95)	2002	1.268	1.271	9,274,949
	2001	1.234	1.268	11,776,845
	2000	1.177	1.234	6,609,181
	1999	1.136	1.177	6,895,732
	1998	1.094	1.136	7,130,698
	1997	1.058	1.094	4,552,839
	1996	1.025	1.058	491,668
	1995	1.000	1.025	115,908

MFS® Research Series (2/97)	2002	1.269	0.948	11,027,481
	2001	1.627	1.269	15,352,030
	2000	1.727	1.627	18,236,348
	1999	1.406	1.727	19,122,690
	1998	1.152	1.406	18,835,706
	1997	1.000	1.152	11,348,445

MFS® Strategic Income Series (3/95)	2002	1.217	1.306	1,023,408
	2001	1.173	1.217	1,494,819
	2000	1.129	1.173	1,533,575
	1999	1.170	1.129	1,740,649
	1998	1.096	1.170	1,906,433
	1997	1.124	1.096	1,814,433
	1996	1.096	1.124	467,158
	1995	1.000	1.096	241,914

MFS® Total Return Series (2/97)	2002	1.506	1.414	12,771,011
	2001	1.517	1.506	15,308,655
	2000	1.320	1.517	16,050,991
	1999	1.294	1.320	18,218,624
	1998	1.164	1.294	16,554,134
	1997	1.000	1.164	6,044,594

Travelers Series Fund Inc.
Smith Barney Aggressive Growth Portfolio (4/01)	2002	1.046	0.698	6,827,622
	2001	1.000	1.046	7,786,997

Accumulation Unit Values (in dollars)

0.84 M&E, .15 Adm = 0.99% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (2/97)	2002	1.285	0.946	1,402,520
	2001	1.550	1.285	1,648,456
	2000	1.436	1.550	1,891,478
	1999	1.054	1.436	1,834,607
	1998	1.107	1.054	1,427,896
	1997	1.000	1.107	811,489

Variable Insurance Products Fund
Equity Income Portfolio — Initial Class (2/97)	2002	1.428	1.175	16,746,688
	2001	1.518	1.428	21,239,840
	2000	1.414	1.518	24,879,485
	1999	1.343	1.414	29,019,678
	1998	1.216	1.343	28,422,802
	1997	1.000	1.216	11,769,502

Growth Portfolio — Initial Class (3/95)	2002	2.430	1.682	7,412,954
	2001	2.981	2.430	10,042,682
	2000	3.382	2.981	13,078,701
	1999	2.485	3.382	12,745,698
	1998	1.801	2.485	9,921,446
	1997	1.479	1.801	6,485,961
	1996	1.308	1.479	2,902,936
	1995	1.000	1.308	1,237,930

High Income Portfolio — Initial Class (2/97)	2002	0.774	0.792	6,865,780
	2001	0.885	0.774	9,054,785
	2000	1.153	0.885	10,408,152
	1999	1.077	1.153	12,487,774
	1998	1.138	1.077	12,550,649
	1997	1.000	1.138	4,679,044

Overseas Portfolio — Initial Class (2/97)	2002	1.070	0.844	4,888,711
	2001	1.370	1.070	6,546,985
	2000	1.711	1.370	7,829,220
	1999	1.212	1.711	8,189,584
	1998	1.086	1.212	7,440,541
	1997	1.000	1.086	4,444,906

Accumulation Unit Values (in dollars)

0.84 M&E, .15 Adm = 0.99% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund II
Contrafund® Portfolio — Initial Class (2/97)	2002	1.536	1.379	13,382,786
	2001	1.768	1.536	16,814,507
	2000	1.913	1.768	19,334,280
	1999	1.555	1.913	19,684,080
	1998	1.209	1.555	16,365,923
	1997	1.000	1.209	7,182,541

Index 500 Portfolio — Initial Class (2/97)	2002	1.463	1.126	26,515,935
	2001	1.681	1.463	35,948,209
	2000	1.872	1.681	42,098,562
	1999	1.569	1.872	43,186,834
	1998	1.235	1.569	37,349,984
	1997	1.000	1.235	17,510,630

Notes

The number of units outstanding for the 2001 year end have been restated to include annuity units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for contract owners in payout phase, where appropriate.

FLEXIBLE PREMIUM DEFERRED VARIABLE
ANNUITY CONTRACT

issued by

FIRST CITICORP LIFE INSURANCE COMPANY

PROSPECTUS

This Prospectus describes the flexible premium deferred variable annuity contract (the “Contract”) offered by First Citicorp Life Insurance Company (“We,” “us,” “our” or “ FCLIC”).

The Contract has 22 investment choices: a Fixed Account and 21 subaccounts, which are divisions of the First Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any subaccount is invested exclusively in a single investment portfolio. These 21 investment portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the investment portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the First Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI’s table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497—4857 or write us at our Customer Service Office At One Cityplace, Hartford, Ct 06183—4065.

Variable annuity contracts are subject to market fluctuation, reinvestment risk and possible loss of principal invested. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Managed by Smith Barney Fund Management LLC	Managed by A I M Advisors, Inc.
Greenwich Street Series Fund Appreciation	AIM V.I. Capital Appreciation Fund — Series I
Portfolio	AIM V.I. Government Securities — Series I
Smith Barney Aggressive Growth Portfolio	AIM V.I. Growth Fund — Series I
Managed by Citi Fund Management, Inc.	AIM V.I. Core Equity Fund — Series I
Smith Barney Small Cap Growth Opportunities Portfolio	AIM V.I. International Growth Fund — Series I
Managed by Fidelity Management & Research Company	AIM V.I. Premier Equity Fund — Series I
Fidelity VIP(1) Growth Portfolio — Initial Class	Managed by Massachusetts Financial Services
Fidelity VIP(1) High Income Portfolio — Initial Class	MFS Strategic Income Series
Fidelity VIP(1) Overseas Portfolio — Initial Class	MFS Money Market Series
Fidelity VIP II(2) Contrafund Portfolio — Initial Class	MFS Bond Series
Fidelity VIP(1) Equity—Income Portfolio — Initial Class	MFS Total Return Series
Managed by The Dreyfus Corporation	MFS Research Series
Fidelity VIP II(2) Index 500 Portfolio — Initial Class	MFS Emerging Growth Series

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2003

Index of Special Terms	2	Section 6: Taxes	14
Summary	3	Annuity Contracts in General	15
Fee Tables	5	Qualified and Non — Qualified Contracts	15
Examples	8	Withdrawals — Non — Qualified Contracts	15
Section 1: The Annuity Contract	8	Withdrawals — Qualified Contracts	15
Section 2: Annuity Payments (The Income		Diversification Requirements	15
Phase)	9	Owner Control	15
Variable Annuity Income Payments	9	Taxation of Death Benefit Proceeds	16
Fixed Annuity Income Payments	9	Transfers, Assignments or Exchanges of a
Annuity Income Options	9	Contract	16
Section 3: Purchase	9	Withholding	16
Purchase Payments	9	Multiple Contracts	16
Allocation of Purchase Payments	10	Section 7: Access to Your Money	16
Free Look Period	10	Systematic Withdrawal Program	16
Accumulation Units	10	Section 8: Death Benefits	17
Section 4: Investment Options	11	Upon Your Death	17
Transfers During the Accumulation Phase	12	Death of the Annuitant	17
Transfers During the Income Phase	12	Section 9: Other Information	18
Transfer Requests	12	First Citicorp Life Insurance Company	18
Dollar Cost Averaging Program	12	The Separate Account	18
Voting Rights	13	Distribution	18
Substitution	13	Ownership	18
Section 5: Charges and Deductions	13	Beneficiary	18
Insurance Charges	13	Suspension of Payments or Transfers	18
Annual Contract Fee	13	Modifications	19
Surrender Charges	14	Legal Proceedings	19
Surrender Processing Fee	14	Financial Statements	19
Premium Taxes	14	Inquiries	19
Transfer Processing Fee	14	Statement Of Additional Information	20
Investment Portfolio Expenses	14	Table Of Contents	20
		Appendix: Condensed Financial Information	A-1

INDEX OF SPECIAL TERMS

We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. We have identified some of these, which are italicized when they are used in the text. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase	8	Income Phase	9
Accumulation Unit	10	Investment Portfolios	11
Annuitant	8	Joint Owner	8
Annuity Income Date	8	Non—Qualified Contract	8
Annuity Income Options	8	Notice To Us	13
Annuity Income Payments	8	Owner	17
Annuity Unit	10	Purchase Payment	9
Beneficiary	17	Qualified Contract	8
Business Day	10	Separate Account	8
Contract Value	8	Subaccount	10
Contract Year	13	Tax Deferral	14
Fixed Account	8

Summary

The sections in this summary correspond to sections in this prospectus which discuss the topics in greater detail.

1. The Annuity Contract: The variable annuity offered by First Citicorp Life Insurance Company (“We,” “Our” and “Us”) is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax—deferred basis in a Fixed Account and 21 different subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new purchase payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us.

Money directed to any of the 21 subaccounts is, in turn invested exclusively in a single investment portfolio. The investment portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in these portfolios will fluctuate daily based on the portfolio’s investment performance. Investments in these portfolios are NOT guaranteed and may increase or decrease. You could lose all of your money.

You can put money into the Fixed Account and any or all of the investment portfolios by investing in the corresponding subaccount. You can transfer your money between the Fixed Account and/or the subaccounts, subject to certain limitations which are explained elsewhere in this prospectus. See “Transfers during the Accumulation Phase.”

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax—deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular annuity income payments from the Contract to you or some other person you name (the “Annuitant”). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. Annuity Payments (the Income Phase): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several annuity income options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the subaccounts or both. If you choose to have any part of the payments come from the subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding investment portfolios.

3. Purchase: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRAs and Roth IRAs), we require only $2,000. The Contract is also available for use in connection with beneficiary—directed transfers of death proceeds from another contract. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts). No additional payments are allowed if this Contract is purchased with a beneficiary—directed transfer of death benefit proceeds.

4. Investment Options: You may put your money in any or all of the available investment portfolios by directing it into the corresponding subaccount. The portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

You may also invest in the Fixed Account.

5. Charges and Deductions: The Contract has insurance features and investment features and there are costs related to each. Each year during the Accumulation Phase, we deduct a $30 contract fee from your Contract.

This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 1.40% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any purchase payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the purchase payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0—5%, depending upon the state in which you live.

In addition, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% if the amount withdrawn for each withdrawal in excess of 12 in any Contract Year. We are not currently assessing this charge.

There are also investment charges which range from 0.28% to 1.25% of the average daily value of the investment portfolio, depending on the portfolios in which your Contract is invested.

We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. Currently, we are not charging this fee until the 19th transfer in a Contract Year.

For information concerning compensation paid to persons selling the Contracts, see “Distribution.”

6. Taxes: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. Access to Your Money: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total purchase payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the purchase payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each purchase payment you add to your Contract has its own 5—year Surrender Charge period.

8. Death Benefits: If you die before annuity income payments begin, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you’ve put into the Contract less any purchase payments withdrawn; or (3) the value of your Contract on the most recent 5—year anniversary after the date of issue plus any money you’ve added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

9. Other Information:

Free Look: If you cancel the Contract within 10 days after receiving it, we will refund: (1) the value of your Contract invested in the subaccounts on the day we receive your request and any insurance charges assessed, plus (2) any purchase payments invested in the Fixed Account not previously withdrawn. No Surrender Charge will be assessed. This may be more or less than your purchase payments.

No Probate: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

Dollar Cost Averaging Program: An optional Dollar Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the subaccount investing in the Money Market Portfolio or the Fixed Account to any other subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn’t protect against a loss if market prices decline.

Systematic Withdrawals: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes and surrender charges on the money you receive.

FEE TABLES

The fee tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 2002 expenses for the Separate Account and fiscal year 2002 expenses for the investment portfolios.

Owner Transaction Expenses Sales Charge Imposed on Purchase Payments	None	Annual Contract Fee Separate Account Annual Expenses (as a percentage of average net assets)	$30(4)
Maximum Surrender Charge		Mortality and Expense Risk Charge	1.25%
(contingent deferred sales charge) as		Administration Charge	0.15%
a percentage of the purchase		Total Separate Account Expenses	1.40%
payment withdrawn	7%(1)
Surrender Processing Fee	None(2)
Transfer Fee (imposed after the 18th transfer in any Contract Year)	$25(3)

______________

     (1)   Surrender Charges apply separately to each purchase payment withdrawn and are dependent on the number of years since the purchase payment was added to the Contract. Surrender Charges range from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%.

     (2)   We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See “Section 5: Charges and Deductions.”

     (3)   We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See “Section 5: Charges and Deductions.”

     (4)   We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial purchase payment, are paid.

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)
Total Annual Fund Operating Expenses	0.33%	1.10%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option as of December 31, 2002, unless otherwise indicated)

Funding Options:	Management Fee (before expense reimbursement)	12b—1 Fees	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement) #
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series I	0.61%	—	0.24%	0.85%
AIM V.I. Core Equity Fund — Series I	0.61%	—	0.17%	0.78%
AIM V.I. Government Securities Fund — Series I	0.50%	—	0.31%	0.81%
AIM V.I. Growth Fund — Series I	0.63%	—	0.28%	0.91%
AIM V.I. International Growth Fund — Series I	0.74%	—	0.35%	1.09%
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.24%	0.85%

Funding Options:	Management Fee (before expense reimbursement)	12b—1 Fees	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement) #
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(1)
MFS Variable Insurance Trust
MFS® Bond Series	0.60%	—	0.32%	0.92%(2)
MFS® Emerging Growth Series	0.75%	—	0.11%	0.86%(3)
MFS® Money Market Series	0.50%	—	0.29%	0.79%(2)
MFS® Research Series	0.75%	—	0.12%	0.87%(3)
MFS® Strategic Income Series	0.75%	—	0.35%	1.10%(2)
MFS® Total Return Series	0.75%	—	0.11%	0.86%(3)
Travelers Series Fund Inc.
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(4)
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund
Equity — Income Portfolio — Initial Class	0.48%	—	0.09%	0.57%(5)
Growth Portfolio — Initial Class	0.58%	—	0.09%	0.67%(6)
High Income Portfolio — Initial Class	0.58%	—	0.12%	0.70%
Overseas Portfolio — Initial Class	0.73%	—	0.17%	0.90%(7)
Variable Insurance Products Fund II
Contrafund® Portfolio — Initial Class	0.58%	—	0.10%	0.68%(8)
Index 500 Portfolio — Initial Class	0.24%	—	0.09%	0.33%(9)

______________

(Footnotes)
	*	The 12b—1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

	#	Expense reimbursements and waivers that are voluntary may be terminated at any time.

	(1)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

	(2)	Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Emerging Growth Series; and 0.86% for Research Series. MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually for each series except the money market series, which will not exceed 0.10%.

	(3)	Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Emerging Growth Series; and 0.86% for Research Series.

	(4)	Fund has a voluntary expense cap of 1.00%.

	(5)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Equity Income Portfolio — Initial Class were 0.56%.

	(6)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Growth Portfolio — Initial Class were 0.61%.

	(7)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Overseas Portfolio — Initial Class were 0.86%.

(8)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Initial Class were 0.64%.

(9)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Index 500 Portfolio — Initial Class were 0.28%.

We may receive payments or offsets from some of the underlying funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we may receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of FCLIC’s separate accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed above for each fund.

Examples:

You would pay the following expenses on a $10000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the maximum charges. These expenses are based on the Funds' Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance *Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series I	930	1210	1517	2608	230	710	1217	2608
AIM V.I. Core Equity Fund — Series I	923	1189	1481	2537	223	689	1181	2537
AIM V.I. Government Securities Fund — Series I	926	1198	1496	2568	226	698	1196	2568
AIM V.I. Government Securities Fund — Series I	926	1198	1496	2568	226	698	1196	2568
AIM V.I. Growth Fund — Series I	936	1228	1547	2669	236	728	1247	2669
AIM V.I. International Growth Fund — Series I	954	1282	1637	2849	254	782	1337	2849
AIM V.I. Premier Equity Fund — Series I	930	1210	1517	2608	230	710	1217	2608
Greenwich Street Series Fund
Appreciation Portfolio	922	1186	1476	2527	222	686	1176	2527
MFS Variable Insurance Trust
MFS® Bond Series	937	1231	1552	2679	237	731	1252	2679
MFS® Emerging Growth Series	931	1213	1522	2618	231	713	1222	2618
MFS® Money Market Series	924	1192	1486	2547	224	692	1186	2547
MFS® Research Series	932	1216	1527	2629	232	716	1227	2629
MFS® Strategic Income Series	955	1285	1642	2859	255	785	1342	2859
MFS® Total Return Series	931	1213	1522	2618	231	713	1222	2618
Travelers Series Fund Inc.
Smith Barney Aggressive Growth Portfolio	928	1204	1506	2588	228	704	1206	2588
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	935	1225	1542	2659	235	725	1242	2659
Variable Insurance Products Fund
Equity—Income Portfolio — Initial Class	902	1125	1374	2320	202	625	1074	2320
Growth Portfolio — Initial Class	912	1156	1425	2424	212	656	1125	2424
High Income Portfolio — Initial Class	915	1165	1441	2455	215	665	1141	2455
Overseas Portfolio — Initial Class	935	1225	1542	2659	235	725	1242	2659
Variable Insurance Products Fund II
Contrafund® Portfolio — Initial Class	913	1159	1430	2434	213	659	1130	2434
Index 500 Portfolio — Initial Class	878	1052	1250	2066	178	552	950	2066

Section 1: The Annuity Contract

An annuity is a contract between the owner (“you”), and an insurance company (in this case, First Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the “Annuitant”), in the form of annuity income payments, beginning on a date that’s at least 30 days in the future. Until the date annuity income payments begin, the Contract is in the Accumulation Phase. Once annuity income payments begin, the Contract is in the Income Phase. Your earnings under the Contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your Contract aren’t taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different subaccounts, each of which invests exclusively in a single investment portfolio. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the investment portfolio(s) in which your money is invested. Depending on market conditions, any of these portfolios can make or lose money. Each subaccount is a division of the First Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest purchase payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each purchase payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account. You bear the risk that the interest rate will not rise above 3%.

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different investment portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co—own the Contract with someone else (“Joint Owner”). You may name or change the person who will receive the annuity income payments. Your rights under the Contract end when annuity income payments begin, unless you are also the person receiving these payments (the “Annuitant”). More information about your rights under the Contract is included in “Section 10: Other Information.”

This prospectus describes our basic Contract. There may be differences in the features, benefits, and charges, in your Contract because of the state requirements where we issued your Contract. Please review your Contract for a description of the differences.

Section 2: Annuity Payments (The Income Phase)

Under the Contract, you can choose the month and year in which annuity income payments begin. That date is called the Annuity Income Date. You can also choose the frequency of annuity income payments and the plan on which those payments are based. We call these annuity income options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days’ notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don’t choose an Annuity Income Date, annuity income payments will begin on the Annuitant’s 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, annuity income payments must begin by the first day of the month following the Annuitant’s 85th birthday. Certain plans that qualify for special tax considerations may require an earlier Annuity Income Date. (See “Section 6: Taxes”)

If you don’t choose an annuity income option by the time annuity income payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the subaccounts, or a combination of both. If you don’t tell us otherwise, annuity income payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the subaccounts on the Annuity Income Date.

Variable Annuity Income Payments: If you choose to have any portion of your annuity income payments come from the subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the subaccounts on and after the Annuity Income Date; (2) the 3% assumed investment rate used in the Contract’s annuity tables; (3) the performance of the investment portfolios in which the subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the subaccounts you have chosen exceeds the 3% annual assumed rate, your annuity income payments will increase. Similarly, if the combined total return of the subaccounts chosen is less than the 3% annual assumed rate, your annuity income payments will decrease. For detailed information on how variable annuity income payments are determined, see the SAI.

Fixed Annuity Income Payments: If you choose to have any portion of your annuity income payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and (3) the annuity income option you choose.

Annuity Income Options: You may select one of the following standard annuity income options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After annuity income payments begin, you cannot change the annuity income option.

Option 1: Income for a Fixed Period. Under this option, we will make annuity income payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made annuity income payments for less than the selected period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for annuity income payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

Option 2: Life Annuity. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making annuity income payments.

Option 3: Life Annuity with Period Certain. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made annuity income payments for less than the selected guaranteed period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant.

Option 4: Joint and Survivor Annuity. Under this option, we will make annuity income payments each month as long as the Annuitant and a second person are both alive. When either of these persons die, we will continue to make annuity income payments to the survivor. When the survivor dies, we stop making annuity income payments.

Note Carefully: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity income payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your annuity income payment in a single lump sum. If your annuity income payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity income payments are at least $50.

Section 3: Purchase

The Contract may be purchased by anyone age 90 or younger.

Purchase Payments: A purchase payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional purchase payments at any time (except for Contracts purchased with a beneficiary-directed transfer of death proceeds), and you may arrange for purchase payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total purchase payments in any Contract Year exceed $1,000,000.

Allocation of Purchase Payments: When you purchase a Contract, we will allocate your purchase payment to the Fixed Account and/or one or more of the subaccounts as you have directed us, for investment in the corresponding investment portfolios. If you make additional purchase payments, we will allocate them the same way as your first purchase payment unless you tell us otherwise. You may direct individual purchase payments to one or more subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each purchase payment must result in a minimum allocation of $100 to each selected investment portfolio and/or the Fixed Account.

You should periodically review your purchase payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial purchase payment, and all necessary information, we will allocate your purchase payment and issue your Contract within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day after receipt at the price next determined after we receive the payment. A business day is any day when both the New York Stock Exchange and us are open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

Free Look Period: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract invested in the subaccounts on the day we receive your request and any insurance charges assessed plus any purchase payments invested in the Fixed Account not previously withdrawn. This amount may be more or less than the aggregate amount of purchase payments made up to that time. If you have purchased your Contract as an IRA, we may be required to give you back your full purchase payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial purchase payment allocated to a subaccount into the Money Market subaccount until the end of the cancellation period described above. At the end of that period, we w ill reallocate your initial purchase payment according to your allocation directions. Currently, however, all purchase payments are allocated directly to the subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

Accumulation Units: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract’s Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a subaccount. When you make a purchase payment, or transfer money, into a subaccount, we credit that subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the purchase payment or transfer allocated to the subaccount by the value of an Accumulation Unit for that subaccount next determined as of the end of that business day. If you make a withdrawal or transfer out of a subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the subaccount in a similar manner.

At the close of each business day, we determine the value of an Accumulation Unit for each subaccount. We do this by:

(1)	determining the total value of the subaccount’s investment in the corresponding investment portfolio, using the portfolio’s net asset value calculated at the end of that day;

(2)	subtracting from that amount any insurance charges (see “Section 5: Charges and Deductions;” and

(3)	dividing this amount by the number of outstanding Accumulation Units in that subaccount.

Example: On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want the entire amount to be allocated to subaccount “x” (any subaccount currently available). When the New York

Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the investment portfolio invested in by that subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

Section 4: Investment Options

In addition to the Fixed Account, 21 subaccounts, each investing exclusively in a single investment portfolio, are available under the Contract. Additional subaccounts, each investing exclusively in an additional investment portfolio may be made available in the future. Each investment portfolio is available under a fund that is registered with the SEC as an open end, management investment company of the series type, having one or more investment portfolios. Shares of the investment portfolios are sold only to insurance company separate accounts and qualified plans. Each investment portfolio has a specific investment objective that may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

There is no assurance that an investment portfolio will achieve its stated objective. The 21 investment portfolios available under the contract are listed below.

Smith Barney Fund Management LLC serves as the investment manager for the following investment portfolios:

Greenwich Street Series Fund Appreciation Portfolio

Smith Barney Aggressive Growth Portfolio

Citi Fund Management Inc. serves as the investment manager for the following investment portfolio:

Smith Barney Small Cap Growth Opportunities Portfolio

Fidelity Management & Research Company serves as the investment adviser for the following investment portfolios:

Fidelity VIP Growth Portfolio — Initial Class (Growth)

Fidelity VIP High Income Portfolio — Initial Class (High Yield Bond)

Fidelity VIP Equity—Income Portfolio — Initial Class (Growth & Income)

Fidelity VIP Overseas Portfolio — Initial Class (International Stock)

Fidelity VIP II Contrafund Portfolio — Initial Class (Growth)

Fidelity Management & Research Company serves as the investment adviser and Deutsche Asset Management serves as the subadviser for the following investment portfolio:

Fidelity VIP II Index 500 Portfolio — Initial Class (Growth & Income)

A I M Advisers, Inc. serves as the investment adviser for the following investment portfolios:

AIM V.I. Capital Appreciation Fund — Series I (Aggressive Growth)

AIM V.I. Government Securities Fund — Series I (Govt Bond)

AIM V.I. Growth Fund — Series I (Growth)

AIM V.I. Core Equity Fund — Series I (Growth & Income)

AIM V.I. International Equity Fund — Series I (International Stock)

AIM V.I. Premier Equity Fund — Series I (Growth)

Massachusetts Financial Services serves as the investment adviser for the following investment portfolios:

MFS Strategic Income Series (Income & Capital Appreciation)

MFS Money Market Series (Money Market)

MFS Bond Series (Corp Bond)

MFS Total Return Series (Balanced)

MFS Research Series (Growth)

MFS Emerging Growth Series (Aggressive Growth)

The value of the Contract will increase or decrease depending upon the investment performance of the investment portfolio(s) in which the subaccounts you chose are invested. For more information on the performance of investment portfolios under the Contract, see their prospectuses. Past performance is not a guarantee of future results.

Transfers During the Accumulation Phase: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12—month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

(1)	If the value remaining in the Fixed Account or a subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

(2)	We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

Transfers During the Income Phase: During the Income Phase, the Annuitant may transfer values among subaccounts once every three months. Transfers from the Fixed Account to a subaccount or from any subaccount to the Fixed Account are not allowed during the Income Phase.

Transfer Requests: Transfer requests, like all other elections, requests, and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on beh alf of the Owners of two or more Contracts.

Dollar Cost Averaging Program: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market subaccount to any other subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding investment portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn’t protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount that can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering Dollar Cost Averaging at any time. Such action by us will not end any Dollar Cost Averaging in effect at the time we terminate the program.

Voting Rights: We are the legal owner of all investment portfolio shares purchased under this Contract and held in the subaccounts. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.

Substitution: From time to time, we may substitute one or more of the investment portfolios available for investment by the subaccounts you have selected with another portfolio. These new investment portfolios may have higher fees and charges than the ones they replaced. We may also add or delete one or more subaccounts or investment portfolios. We may limit the new investment portfolios to certain classes of Contract Owners. Similarly, we may close investment portfolios to certain classes of Contract Owners. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you o f our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

Section 5: Charges and Deductions

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

Insurance Charges: Each business day, we make a deduction from the assets in the subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

Mortality and Expense Risk Charge: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

Administration Charge: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs, and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 0.15%.

Annual Contract Fee: On the last business day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each subaccount and/or the Fixed Account on a prorata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional purchase payments ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

Surrender Charges: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total purchase payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the purchase payment(s) withdrawn, based on the number of years since the date the purchase payment(s) was paid. This right of “free withdrawal” does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the purchase payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

Number of Years Since Date of Purchase Payment	Charge as a Percentage of Purchase Payment Withdrawn
0—1	7%
1—2	6%
2—3	5%
3—4	4%
4—5	3%
5+	0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest purchase payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

Surrender Processing Fee: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year. This fee is deducted pro rata from the Fixed Account and each subaccount from which a withdrawal is made. We are not currently imposing this fee.

Premium Taxes: Some states and other governmental entities (i.e., cities and municipalities) charge premium or other taxes ranging up to 5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when annuity income payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time annuity income payments begin or when the Contract is surrendered.

Transfer Processing Fee: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more subaccounts at the same time, each losing subaccount and the Fixed Account would be charged a separate transfer processing fee.

Investment Portfolio Expenses: Each investment portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

Section 6: Taxes

Note: The following is provided as general information. It is based on our understanding of current federal income tax laws and no representation is made as to the likelihood of the continuation of such laws or their interpretation by the Internal Revenue Service (“IRS”). It is not intended as tax advice to any individual. You should consult your own tax adviser with any questions regarding your own situation.

Annuity Contracts In General: Annuity contracts are a means of setting aside money for future needs, such as retirement. Congress recognized how important long—term saving was and provided special rules in the Internal Revenue Code (the “Code”) for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings on money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract — qualified or non—qualified. (See the following sections.)

You, as the Owner, will generally not be taxed on increases in the value of your Contract unless a distribution occurs prior to the Annuity Income Date — either as a withdrawal or at surrender. The Annuitant (including you, if you are also the Annuitant), will be taxed at the time annuity income payments are paid. When you make a withdrawal, you are taxed on the amount of the withdrawal that comes from earnings. For annuity income payments different rules apply. A portion of each annuity income payment is treated as a return of purchase payments and that portion will not be taxed. The remaining portion of the annuity income payment will be treated as ordinary income. How the annuity income payment is divided between taxable and non—taxable portions depends on the period over which the annuity income payments are expected to be made. Annuity income payments received after you have received all of your purchase payments are fully includible in income.

When a Non—Qualified Contract is owned by a non—natural person (i.e., a corporation or certain other entities other than tax—qualified trusts), the Contract will generally not be treated as an annuity for tax purposes, although there are certain exceptions to this rule. Non—natural persons considering the purchase of a Non—Qualified Contract should consult a tax adviser.

Qualified and Non—Qualified Contracts: If you purchase the Contract on an individual basis and not under any pension plan or as an individual retirement annuity, your Contract is referred to as a Non—Qualified Contract.

If you purchase the Contract as an individual retirement annuity (IRA) or as a Roth IRA, your Contract is referred to as a Qualified Contract. Under a traditional IRA, contributions to the Contract may be deductible. Contributions made under a Roth IRA are not deductible but distributions may be tax free if you meet certain rules. You should consult your legal adviser or tax counsel if you are considering buying the Contract for use with any retirement plan.

Withdrawals — Non—Qualified Contracts: If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible as income.

The Code also provides that under certain conditions, any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. There is no penalty on any amounts: (1) paid to you on or after you reach age 591/2 aid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made at least annually under a lifetime annuity; (5) paid under an immediate annuity; or (6) which came from purchase payments made prior to August 14, 1982.

Withdrawals — Qualified Contracts: The above information describing the taxation of Non—Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. Generally, these rules restrict both: (1) the amount that you are allowed to contribute to the Contract during any year; and (2) the time when you can take withdrawals or surrenders, and receive payments under the Contract. In addition, the 10% federal penalty tax may be assessed on withdrawals you take prior to the date you reach age 591/2. You may also be required to begin receiving minimum amounts from your Contract by a certain date. The terms of the plan may limit your rights under the Contract. We have provided a more complete discussion in the SAI.

Diversification Requirements: The Code provides that the underlying investments for a non—qualified variable annuity must satisfy certain diversification requirements in order for it to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

Owner Control: Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the investment portfolios. If this occurs, it would result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select investment portfolios, to make transfers among investment portfolios or the number and type of investment portfolios Owners may select from.

If additional guidance is issued in this area, it is possible that you, as the Owner of the Contract, could be treated as the owner of the investment portfolios, which could significantly change your tax obligations.

Due to the uncertainty in this area, we reserve the right to modify the Contract as necessary to attempt to maintain favorable tax treatment.

Taxation of Death Benefit Proceeds: The death benefit is taxable as the income of the recipient as follows: (i) if distributed in a lump sum, the death benefit is taxed in the same way as a surrender of the Contract; or (ii) if distributed under an annuity income payment option, it is taxed in the same way as annuity income payments.

Transfers, Assignments or Exchanges of a Contract: If you transfer or assign your ownership of the Contract, change the Annuitant, select certain Annuity Income Dates, or exchange the Contract, it may result in certain tax consequences to you that are not discussed in this prospectus. You should consult a tax adviser if you wish to transfer, assign or exchange the Contract.

Withholding: Unless directed otherwise, we are required to withhold an amount for federal income tax from any money we distribute from the Contract. Recipients can generally elect, however, not to have tax withheld from distributions. Certain amounts we pay out from some Qualified Contracts are subject to mandatory tax withholding.

Multiple Contracts: All annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in that Owner’s income when a taxable distribution occurs.

Section 7: Access to Your Money

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or (2) by electing to start receiving annuity income payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee. (See “Section 5: Charges and Deductions”.)

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the business day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract.

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

Systematic Withdrawal Program: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact’s Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi—annual or annual basis. Each withdrawal from the Fixed Account and/or any subaccount under the systematic withdrawal program must be at least $50. If you don’t elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See “Surrender Charges”.)

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. However, termination of the program by us will not end any systematic withdrawal plan in effect at the time we terminate the program. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

Section 8: Death Benefits

Upon Your Death: If you die before annuity income payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first Owner dies and the surviving Joint Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

(1)	the value of your Contract on the date we receive adequate proof of death;

(2)	the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent purchase payments less any withdrawals since that anniversary date; or

(3)	the total of all purchase payments received less any purchase payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

(1)	the value of your Contract on the date we receive adequate proof of death;

(2)	the death benefit as of your (or the Joint Owner’s) 75th birthday, less the dollar amount of any subsequent withdrawals; or

(3)	the total of all purchase payments received less any purchase payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary’s lifetime or a period not extending beyond the Beneficiary’s life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

Death of the Annuitant: If the Annuitant dies before annuity income payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non—natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the “Upon Your Death” provisions stated above will apply.

If the Annuitant dies after annuity income payments start, payments will be made as described in “Section 2: Annuity Payments (The Income Phase).”

Beneficiary Contract Continuance (Not permitted for non—natural beneficiaries): If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract as a contract owner, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

Section 9: Other Information

First Citicorp Life Insurance Company: First Citicorp Life Insurance Company is a stock life insurance company organized under New York laws in 1978. We are a wholly owned subsidiary of Citigroup, one of the world’s largest bank holding companies.

The Separate Account: On July 6, 1994 we established a Separate Account under New York law, the First Citicorp Life Variable Annuity Separate Account, to receive, hold and invest purchase payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The Separate Account is divided into a number of subaccounts, each of which invests exclusively in the shares of a corresponding investment portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to income, gains and losses from any other of our accounts or subaccounts. We have the right to transfer to the General Account any assets of the Separate Account that are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

Distribution: Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of broker—dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

Travelers Distribution LLC (“Travelers”) acts as the principal underwriter, as defined in the 1940 Act, of the Contracts for the Separate Account pursuant to an Underwriting Agreement with us. Travelers is not obligated to sell any specific number of Contracts. Travelers’ principal business address is One Cityplace, Hartford, Ct 06103—3415.

We may pay sales commissions to broker—dealers up to an amount equal to 8% of the purchase payments. These broker—dealers are expected to compensate sales representatives in varying amounts from these commissions. We also may pay other distribution expenses such as production incentive bonuses, agent’s insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges under the Contracts that are not described under “Charges and Deductions.”

Ownership: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

Beneficiary: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

Suspension of Payments or Transfers: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

(1)	the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

(2)	the SEC permits by an order such postponement for the protection of Contract Owners; or

(3)	the SEC determines that an emergency exists that would make the disposal of securities held in a subaccount or the determination of the value of the subaccount’s net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

Modifications: We may modify the Contract if necessary:

(1)	for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or

(2)	to reflect a change in the operation of the Separate Account or a subaccount; or

(3)	to add, delete or modify an account, a subaccount or an investment portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

Legal Proceedings: There are no material legal proceedings to which the Separate Account, or Travelers as principal underwriter, is a party or the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to the total assets of, or that relates to, the Separate Account.

Financial Statements: The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Inquires: If you need more information, please contact us at our Customer Service Office at: First Citicorp Life Insurance Company, you may call us toll free at 800—497—4857.

STATEMENT OF ADDITIONAL INFORMATION

Additional Contract Provisions	1	Annuity Unit Value	4
The Contract	1	Tax Status	5
Incontestability	1	Introduction	5
Misstatement of Age or Sex	1	Taxation of the Company	5
Participation	1	Tax Status of the Contract	6
Assignment	1	Taxation of Annuities	7
Distribution Of The Contracts	1	Qualified Contracts	9
Determining Accumulation Unit Values	1	Withholding	10
Adding, Deleting Or Substituting		Possible Changes in Taxation	10
Investment Portfolios	2	Other Tax Consequences	10
Voting Rights	2	Legal Matters	10
Variable Annuity Payments	3	Experts	10
Assumed Investment Rate	3	Other Information	11
Amount of Variable Annuity Payments	3	Financial Statements	11

If you would like a free copy of the statement of additional information for this prospectus, please complete the following and mail it to First Citicorp Life Insurance Company, One Cityplace, Hartford, CT 06103—3415.

Please send a copy of the Statement of Additional Information pertaining to the First Citicorp Life Insurance Company Variable Annuity and the First Citicorp Life Variable Annuity Separate Account to:
(Please Print or Type)

Name:
Mailing Address:

APPENDIX — CONDENSED FINANCIAL INFORMATION

The following shows Accumulation Unit Values (in dollars) and the number of Accumulation Units for the period from the commencement of each subaccount (2/99) through December 31, 2002. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, 15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Captial Appreciation Fund — Series I (3/95)	2002	1.855	1.384	1,405,282
	2001	2.453	1.855	1,598,145
	2000	2.792	2.453	1,805,626
	1999	1.000	2.792	1,211,084

AIM V.I. Core Equity Fund — Series I (2/97)	2002	1.261	1.050	3,778,350
	2001	1.657	1.261	4,600,690
	2000	1.967	1.657	5,365,263
	1999	1.000	1.967	5,084,678

AIM V.I. Government Securities Fund — Series I (2/97)	2002	1.253	1.354	4,773,866
	2001	1.194	1.253	4,761,618
	2000	1.099	1.194	4,093,889
	1999	1.000	1.099	4,697,586

AIM V.I. Growth Fund — Series I (2/97)	2002	1.087	0.740	2,393,815
	2001	1.668	1.087	2,884,468
	2000	2.128	1.668	3,305,613
	1999	1.000	2.128	2,865,017

AIM V.I. International Growth Fund — Series I (2/97)	2002	0.995	0.827	2,014,514
	2001	1.319	0.995	2,572,758

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM V.I. International Growth Fund — Series I (continued)	2000	1.818	1.319	3,210,256
	1999	1.000	1.818	2,271,267

AIM V.I. Premier Equity Fund — Series I (2/97)	2002	1.438	0.989	7,813,049
	2001	1.668	1.438	9,561,278
	2000	1.982	1.668	10,605,128
	1999	1.000	1.982	9,936,964

Greenwich Street Series Fund
Appreciation Portfolio (4/01)	2002	0.993	0.808	1,005,027
	2001	1.000	0.993	575,115

MFS Variable Insurance Trust
MFS® Bond Series (2/97)	2002	1.277	1.371	2,002,993
	2001	1.191	1.277	2,141,421
	2000	1.106	1.191	2,159,030
	1999	1.000	1.106	2,384,560

MFS® Emerging Growth Series (2/97)	2002	1.394	0.910	3,593,012
	2001	2.125	1.394	4,313,657
	2000	2.681	2.125	5,303,424
	1999	1.000	2.681	3,879,175

MFS® Money Market Series (4/95)	2002	1.253	1.251	1,165,960
	2001	1.225	1.253	1,654,998
	2000	1.172	1.225	544,750
	1999	1.000	1.172	689,526

MFS® Research Series (2/97)	2002	1.245	0.927	1,943,475
	2001	1.604	1.245	2,315,774
	2000	1.709	1.604	2,533,950
	1999	1.000	1.709	2,373,664

MFS® Strategic Income Series (3/95)	2002	1.202	1.285	119,969
	2001	1.164	1.202	138,517
	2000	1.125	1.164	171,070
	1999	1.000	1.125	181,566

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS® Total Return Series (2/97)	2002	1.488	1.391	4,915,480
	2001	1.505	1.488	5,524,637
	2000	1.316	1.505	5,904,810
	1999	1.000	1.316	5,952,784

Travelers Series Fund Inc.
Smith Barney Aggressive Growth Portfolio (4/01)	2002	1.042	0.692	1,349,984
	2001	1.000	1.042	842,380

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (2/97)	2002	1.262	0.925	332,444
	2001	1.527	1.262	315,958
	2000	1.421	1.527	348,818
	1999	1.000	1.421	197,794

Variable Insurance Products Fund
Equity Income Portfolio — Initial Class (2/97)	2002	1.402	1.148	4,226,735
	2001	1.496	1.402	4,691,584
	2000	1.399	1.496	4,775,419
	1999	1.000	1.399	5,183,695

Growth Portfolio — Initial Class (3/95)	2002	2.386	1.644	4,860,503
	2001	2.938	2.386	6,005,347
	2000	3.347	2.938	6,487,907
	1999	1.000	3.347	6,054,066

High Income Portfolio — Initial Class (2/97)	2002	0.764	0.780	2,230,056
	2001	0.878	0.764	2,338,867
	2000	1.149	0.878	2,427,851
	1999	1.000	1.149	2,922,891

Overseas Portfolio — Initial Class (2/97)	2002	1.050	0.825	784,090
	2001	1.351	1.050	850,282
	2000	1.694	1.351	971,002
	1999	1.000	1.694	696,431

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund II
Contrafund® Portfolio — Initial Class (2/97)	2002	1.508	1.348	5,838,236
	2001	1.743	1.508	6,668,428
	2000	1.893	1.743	7,209,870
	1999	1.000	1.893	6,894,075

Index 500 Portfolio — Initial Class (2/97)	2002	1.436	1.101	11,104,451
	2001	1.657	1.436	13,170,858
	2000	1.853	1.657	14,114,790
	1999	1.000	1.853	13,803,244

Notes

The number of units outstanding for the 2001 year end have been restated to include annuity units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for contract owners in payout phase, where appropriate.

PART B

Information Required in a Statement of Additional Information

CitiVariable

STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2003

for

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

First Citicorp Life Insurance Company
333 West 34th Street
10th Floor
New York, NY 10001
(212) 615-7201

First Citicorp Life Insurance Company
Customer Service Office
One Cityplace
Hartford, CT 06183-4065
(800) 497-4857

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the “Contract”) offered by First Citicorp Life Insurance Company (“we”, “our” and “us”). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectus by writing or calling us at our address or phone number shown above.

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ADDITIONAL CONTRACT PROVISIONS	3
The Contract	3
Incontestability	3
Misstatement of Age or Sex	3
Participation	3
Assignment	3
DISTRIBUTION OF THE CONTRACTS	3
DETERMINING ACCUMULATION UNIT VALUES	3
ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS	4
VOTING RIGHTS	4
VARIABLE ANNUITY PAYMENTS	5
Assumed Investment Rate	5
Amount of Variable Annuity Payments	6
Annuity Unit Value	5
TAX STATUS	6
Introduction	6
Taxation of the Company	6
Tax Status of the Contract	7
Taxation of Annuities	8
Qualified Contracts	9
Withholding	10
Possible Changes in Taxation	11
Other Tax Consequences	11
LEGAL MATTERS	11
INDEPENDENT ACCOUNTANTS	11
OTHER INFORMATION	11
FINANCIAL STATEMENTS

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ADDITIONAL CONTRACT PROVISIONS

The Contract

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Incontestability

We will not contest the Contract.

Misstatement of Age or Sex

If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

Participation

The Contract does not participate in our divisible surplus.

Assignment

Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.

DISTRIBUTION OF THE CONTRACTS

Travelers Distribution LLC acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

Travelers Distribution LLC is affiliated with First Citicorp Life Insurance Company and the Separate Account. For fiscal years 2002, 2001, and 2000, no underwriting commissions were paid to, or retained by, Travelers Distribution LLC.

DETERMINING ACCUMULATION UNIT VALUES

The accumulation unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the accumulation unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount’s accumulation unit value on the preceding business day by the net investment factor for the subaccount’s Valuation Period just ended.

The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

(1)	Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

(2)	Is the portfolio’s net asset value per share at the beginning of the Valuation Period; and

(3)	Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.

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ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract’s interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.

VOTING RIGHTS

In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner’s Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant’s Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders’ meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain

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on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

VARIABLE ANNUITY PAYMENTS

Assumed Investment Rate

The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Separate Account or of any subaccount.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also “Variable Annuity Payments” in the Prospectus.)

Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by First Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

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Annuity Unit Value

The annuity unit value is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See “Variable Contract Value” in the Prospectus.) The annuity unit value for each subaccount’s first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

      (1)   is the subaccount’s net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

      (2)   is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

Illustration of Calculation of Annuity Unit Value

1. Net Investment Factor for period	1.003662336

2. Adjustment for 3% Assumed Investment Rate	0.999919016

3. 2x1	1.003581055

4. annuity unit value, beginning of valuation period	10.743769

5. annuity unit value, end of valuation period (3x4)	10.782243

TAX STATUS

Introduction

The following is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax or legal advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis (“Non-Qualified Contract”) or purchased and used as an Individual Retirement Annuity or Roth IRA entitled to special income tax treatment under section 408(b) or 408A of the Code (“Qualified Contracts”). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Income Payments , and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary may depend on the tax status of the individual concerned.

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Taxation of the Company

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contract

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract’s Contract Value will not be taxable to the holder until amounts are received from the Contract, either in the form of Annuity Income Payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

Diversification. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Investment Portfolios be “adequately diversified” in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Investment Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Investment Portfolios’ assets may be invested.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be t reated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets.” As of the date of this prospectus, no guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, an Owner has additional flexibility in allocating premium payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the Annuity Income Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any Owner dies prior to the Annuity Income Date, the entire interest in the Contract will be distributed within five years after the date of such holder’s death. An

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exception to these requirements applies to any portion of a holder’s interest which is payable to or for the benefit of a “designated beneficiary” and which is distributed over the life of such “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner’s death. The ‘designated beneficiary” refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the “designated beneficiary” is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner, to which the above-described required distribution rules will apply.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

Non-Natural Owner. The owner of any Contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the “investment in the contract” (discussed below) during the taxable year. There are several exceptions to this general rule for non-natural owners. Certain Contracts will generally be treated as held by a natural person if (a) the nominal owner is a trust or other entity which holds the contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements); (b) the contract is acquired by an estate of a decedent by reason of the death of the decedent; (c) the contract is issued in connection with certain Qualified Plans; (d) the contract is purchased by an employer upon the termination of certain Qualified Plans; (e) the contract is used in connection with a structured settlement agreement; and (f) the contract is purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from the purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. Prospective Owners that are not natural persons may wish to discuss these with a competent tax adviser.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the Owner’s Contract Value until distribution occurs by withdrawing all or part of such Contract Value (e.g., withdrawals or Annuity Income Payments under the Annuity Income Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals. In the case of a withdrawal under a Qualified Contract, including withdrawals under the systematic withdrawal program, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the “investment in the contract” can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

With respect to Non-Qualified Contracts, partial withdrawals, including withdrawals under the systematic withdrawal program, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the “investment in the contract” at that time.

Full surrenders of a Non-Qualified Contract are treated as taxable income to the extent that the amount received exceeds the “investment in the contract”.

Annuity Income Payments . Although the tax consequences may vary depending on the Annuity Income Payment elected under the Contract, in general, only the portion of the Annuity Income Payment that

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represents the amount by which the Contract Value exceeds the “investment in the contract” will be taxed; after the “investment in the contract” is recovered, the full amount of any additional Annuity Income Payments is taxable. For Variable Annuity Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract” by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her “investment in the contract”. For Fixed Annuity Income Payments, in general there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Annuity Income Payments for the term of the payments; however, the remai nder of each Annuity Income Payment is taxable. Once the “investment in the contract” has been fully recovered, the full amount of any additional Annuity Income Payments is taxable. If Annuity Income Payments cease as a result of an Annuitant’s death before full recovery of the “investment in the contract,” consult a competent tax adviser regarding deductibility of the unrecovered amount.

Penalty Tax. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed an additional federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a “designated beneficiary”. Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

Taxation of Death Benefit Proceeds. Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Income Option, they are taxed in the same manner as Annuity Income Payments, as described above.

Transfers, Assignments, or Exchanges of the Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Annuity Income Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Multiple Contracts. All deferred non-qualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Qualified Contracts

In General. The Qualified Contract is designed for use as an Individual Retirement Annuity (“IRA”) or Roth IRA. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

The Company makes no attempt to provide more than general information about use of the Contract as an IRA or Roth IRA. Owners and participants under IRA’s and Roth IRA’s, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the IRA or Roth IRA Endorsement, regardless of the terms and conditions of the Contract issued in connection with such a plan. IRA’s and Roth IRA’s are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any IRA or Roth IRA should consult their legal counsel and tax adviser regarding the suitability of the Contract.

9

For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner’s death.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity (“IRA”). Also, distributions from certain other types of qualified plans may be “rolled over” on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Contributions may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner’s adjusted gross income and may be deductible in whole or in part depending on the individual’s income and whether the individual is a participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 591/2 (unless certain exceptions apply) are subject to a 10% federal penalty tax.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% federal penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Withholding

Distributions from Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. As of January 1, 2003, a recipient received periodic payments (e.g., monthly, quarterly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding. For non-periodic distributions, 10% of the taxable portion of the distribution will be withheld as federal income tax. The Owner will be provided the opportunity to elect not to have tax withheld from distributions, or may elect a different amount to be withheld.

10

Recipients who elect not have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other tax identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, are subject to different withholding rules and cannot elect out of withholding.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

Other Tax Consequences

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus or SAI. Further, the federal income tax consequences discussed herein reflect the Company’s understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

LEGAL MATTERS

All matters relating to New York law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by the General Counsel of the Company.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the account’s financial statements.

The financial statements and schedules (statutory basis ) of First Citicorp Life Insurance Company and the financial statements of First Citicorp Life Variable Annuity Separate Account as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2002, financial statements and schedules (statutory basis) of First Citicorp Life Insurance Company were prepared using accounting practices prescribed or permitted by the New York State Insurance Department.

The audit report covering the December 31, 2002, financial statements and schedules (statutory basis) of First Citicorp Life Insurance Company states that the financial statements and schedules (statutory basis) are not presented fairly, in conformity with accounting principles generally accepted in the United States of America. However, the December 31, 2002, financial statements and schedules (statutory basis) of First Citicorp Life Insurance Company are presented fairly in all material respects in conformity with accounting practices prescribed or permitted by the New York State Insurance Department. This audit report also refers to a change in accounting as a result of the New York State Insurance Department adopting the National Association of Insurance Commissioners’ statutory accounting practices, except that it retained the prescribed practices of not permitting the recording of deferred tax assets or liabilities and not recognizing prepaid expenses in 2001, and the New York State Insurance Department adopting the National Association of Insurance Commissioners’ statutory accounting practices related to deferred income tax assets and liabilities in 2002.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

11

ANNUAL REPORT
DECEMBER 31, 2002

                           FIRST CITICORP LIFE VARIABLE ANNUITY
                           SEPARATE ACCOUNT

One Cityplace
Hartford, CT 06103

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                        AIM V.I.        AIM V.I. CAPITAL
                                              HIGH YIELD          MONEY MARKET       BALANCED FUND -      APPRECIATION
                                              BOND TRUST           PORTFOLIO            SERIES I         FUND - SERIES I
                                           ---------------       ---------------     ---------------    ----------------

ASSETS:
  Investments at market value:             $       770,472       $     3,289,535     $         5,682     $    12,921,774

  Receivables:
    Dividends ..........................                --                 1,552                  --                  --
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................           770,472             3,291,087               5,682          12,921,774
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................               105                   436                   1               1,278
    Administrative fees ................                13                    52                  --                 213
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................               118                   488                   1               1,491
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $       770,354       $     3,290,599     $         5,681     $    12,920,283
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -1-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                    AIM V.I.                                AIM V.I.
                                            AIM V.I. CORE          GOVERNMENT                             INTERNATIONAL
                                             EQUITY FUND -     SECURITIES FUND -     AIM V.I. GROWTH      GROWTH FUND -
                                               SERIES I             SERIES I         FUND - SERIES I        SERIES I
                                           ---------------     -----------------     ---------------     ---------------

ASSETS:
  Investments at market value:             $    14,151,015       $    18,891,165     $     4,500,372     $     8,359,117

  Receivables:
    Dividends ..........................                --                    --                  --                  (1)
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................        14,151,015            18,891,165           4,500,372           8,359,116
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................             1,472                 2,029                 493                 836
    Administrative fees ................               231                   311                  74                 136
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................             1,703                 2,340                 567                 972
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $    14,149,312       $    18,888,825     $     4,499,805     $     8,358,144
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -2-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

      AIM V.I.                                                      TECHNOLOGY         FRANKLIN SMALL    TEMPLETON FOREIGN
   PREMIER EQUITY       GROWTH & INCOME      PREMIER GROWTH        PORTFOLIO -           CAP FUND -      SECURITIES FUND -
   FUND - SERIES I    PORTFOLIO - CLASS B  PORTFOLIO - CLASS B       CLASS B              CLASS 2             CLASS 2
   ---------------    -------------------  -------------------     -----------         --------------    -----------------

    $ 24,373,566        $      65,483         $       4,343        $   972,819          $ 1,559,736         $ 3,102,275

              --                   --                    --                 --                1,592               3,366
    ------------        -------------         -------------        -----------          -----------         -----------

      24,373,566               65,483                 4,343            972,819            1,561,328           3,105,641
    ------------        -------------         -------------        -----------          -----------         -----------

           2,666                    9                    --                135                  214                 422
             400                    1                    --                 16                   26                  51
    ------------        -------------         -------------        -----------          -----------         -----------

           3,066                   10                    --                151                  240                 473
    ------------        -------------         -------------        -----------          -----------         -----------

    $ 24,370,500        $      65,473         $       4,343        $   972,668          $ 1,561,088         $ 3,105,168
    ============        =============         =============        ===========          ===========         ===========

                       See Notes to Financial Statements

                                      -3-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                  EQUITY INDEX
                                             APPRECIATION         PORTFOLIO -          FUNDAMENTAL            MFS(R)
                                              PORTFOLIO         CLASS II SHARES      VALUE PORTFOLIO       BOND SERIES
                                           ---------------      ---------------      ---------------       -----------

ASSETS:
  Investments at market value:             $     8,563,221       $     4,097,440     $       267,579     $     9,496,708

  Receivables:
    Dividends ..........................                --                    --                  --                  --
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................         8,563,221             4,097,440             267,579           9,496,708
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................               851                   559                  36                 997
    Administrative fees ................               140                    67                   4                 156
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................               991                   626                  40               1,153
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $     8,562,230       $     4,096,814     $       267,539     $     9,495,555
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -4-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                                           TOTAL RETURN
                                                                                                           PORTFOLIO -
   MFS(R) EMERGING      MFS(R) MONEY        MFS(R) RESEARCH      MFS(R) STRATEGIC       MFS(R) TOTAL      ADMINISTRATIVE
    GROWTH SERIES       MARKET SERIES            SERIES           INCOME SERIES        RETURN SERIES          CLASS
    --------------      -------------       ---------------      ----------------      -------------      --------------

    $ 16,017,807        $  13,253,931         $  12,253,464        $ 1,490,673          $24,893,572         $ 1,472,296

              --                 (480)                   --                 --                   --                  --
    ------------        -------------         -------------        -----------          -----------         -----------

      16,017,807           13,253,451            12,253,464          1,490,673           24,893,572           1,472,296
    ------------        -------------         -------------        -----------          -----------         -----------

           1,616                1,285                 1,201                144                2,594                 201
             262                  218                   200                 25                  409                  24
    ------------        -------------         -------------        -----------          -----------         -----------

           1,878                1,503                 1,401                169                3,003                 225
    ------------        -------------         -------------        -----------          -----------         -----------

    $ 16,015,929        $  13,251,948         $  12,252,063        $ 1,490,504          $24,890,569         $ 1,472,071
    ============        =============         =============        ===========          ===========         ===========

                       See Notes to Financial Statements

                                      -5-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                              PUTNAM VT            PUTNAM VT
                                            INTERNATIONAL          SMALL CAP                              HIGH YIELD
                                            GROWTH FUND -         VALUE FUND -       CAPITAL FUND -       BOND FUND -
                                           CLASS IB SHARES      CLASS IB SHARES         CLASS I             CLASS I
                                           ---------------      ---------------     ---------------     ---------------

ASSETS:
  Investments at market value:             $        22,275      $        87,084     $     8,368,022     $     1,355,712

  Receivables:
    Dividends ..........................                --                   --                  --                  --
                                           ---------------      ---------------     ---------------     ---------------

      Total Assets .....................            22,275               87,084           8,368,022           1,355,712
                                           ---------------      ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................                 3                   12               1,141                 186
    Administrative fees ................                --                    2                 137                  22
                                           ---------------      ---------------     ---------------     ---------------

      Total Liabilities ................                 3                   14               1,278                 208
                                           ---------------      ---------------     ---------------     ---------------

NET ASSETS:                                $        22,272      $        87,070     $     8,366,744     $     1,355,504
                                           ===============      ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -6-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                      SMITH BARNEY
                                              SMITH BARNEY        SMITH BARNEY      PREMIER SELECTIONS     SMITH BARNEY
  INVESTORS FUND -       TOTAL RETURN          GROWTH AND          LARGE CAP          ALL CAP GROWTH        GOVERNMENT
       CLASS I          FUND - CLASS I      INCOME PORTFOLIO     CORE PORTFOLIO         PORTFOLIO           PORTFOLIO
  ----------------      --------------      ----------------     --------------     ------------------     ------------

    $  6,293,650        $   2,636,967         $     823,245        $ 1,736,370          $ 1,220,218         $ 1,530,599

              --                   --                    --                 --                   --                  --
    ------------        -------------         -------------        -----------          -----------         -----------

       6,293,650            2,636,967               823,245          1,736,370            1,220,218           1,530,599
    ------------        -------------         -------------        -----------          -----------         -----------

             862                  360                   112                237                  167                 209
             103                   43                    14                 28                   20                  25
    ------------        -------------         -------------        -----------          -----------         -----------

             965                  403                   126                265                  187                 234
    ------------        -------------         -------------        -----------          -----------         -----------

    $  6,292,685        $   2,636,564         $     823,119        $ 1,736,105          $ 1,220,031         $ 1,530,365
    ============        =============         =============        ===========          ===========         ===========

                       See Notes to Financial Statements

                                      -7-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                            EQUITY INCOME           LARGE CAP         MFS EMERGING         MFS MID CAP
                                              PORTFOLIO             PORTFOLIO       GROWTH PORTFOLIO    GROWTH PORTFOLIO
                                           ---------------       ---------------    ----------------    ----------------

ASSETS:
  Investments at market value:             $       675,629       $     8,246,002     $       897,568     $     2,965,059

  Receivables:
    Dividends ..........................                --                    --                  --                  --
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................           675,629             8,246,002             897,568           2,965,059
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................                92                 1,133                 122                 405
    Administrative fees ................                11                   136                  15                  49
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................               103                 1,269                 137                 454
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $       675,526       $     8,244,733     $       897,431     $     2,964,605
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -8-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                               AIM CAPITAL                                 PUTNAM           SMITH BARNEY
    MFS RESEARCH       TRAVELERS QUALITY      APPRECIATION          MFS TOTAL        DIVERSIFIED INCOME  AGGRESSIVE GROWTH
      PORTFOLIO          BOND PORTFOLIO         PORTFOLIO        RETURN PORTFOLIO        PORTFOLIO           PORTFOLIO
    ------------       -----------------      ------------       ----------------    ------------------  -----------------

    $  2,874,634        $   5,327,136         $   5,558,510        $ 6,854,712          $ 1,270,536         $ 6,464,875

              --                   --                    --                 --                   --                  --
    ------------        -------------         -------------        -----------          -----------         -----------

       2,874,634            5,327,136             5,558,510          6,854,712            1,270,536           6,464,875
    ------------        -------------         -------------        -----------          -----------         -----------

             392                  730                   762                938                  174                 671
              47                   88                    91                113                   21                 106
    ------------        -------------         -------------        -----------          -----------         -----------

             439                  818                   853              1,051                  195                 777
    ------------        -------------         -------------        -----------          -----------         -----------

    $  2,874,195        $   5,326,318         $   5,557,657        $ 6,853,661          $ 1,270,341         $ 6,464,098
    ============        =============         =============        ===========          ===========         ===========

                       See Notes to Financial Statements

                                      -9-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                  SMITH BARNEY
                                             SMITH BARNEY            LARGE            SMITH BARNEY          COMSTOCK
                                           LARGE CAP VALUE       CAPITALIZATION       MID CAP CORE         PORTFOLIO -
                                              PORTFOLIO         GROWTH PORTFOLIO        PORTFOLIO        CLASS II SHARES
                                           ---------------      ----------------     ---------------     ---------------

ASSETS:
  Investments at market value:             $        56,410       $        14,618     $       280,298     $       155,555

  Receivables:
    Dividends ..........................                --                    --                  --                  --
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................            56,410                14,618             280,298             155,555
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................                 8                     2                  38                  21
    Administrative fees ................                 1                    --                   5                   3
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................                 9                     2                  43                  24
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $        56,401       $        14,616     $       280,255     $       155,531
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -10-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                          SMITH BARNEY
   EMERGING GROWTH      SMALL CAP GROWTH      EQUITY INCOME           GROWTH            HIGH INCOME           OVERSEAS
     PORTFOLIO -         OPPORTUNITIES     PORTFOLIO - INITIAL     PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
   CLASS II SHARES         PORTFOLIO              CLASS           INITIAL CLASS        INITIAL CLASS       INITIAL CLASS
   ---------------      ----------------   -------------------    -------------        -------------       -------------

    $      7,561        $   2,833,432         $  24,526,334        $20,463,168          $ 7,178,987         $ 4,775,019

              --                    1                    --                 --                   --                  --
    ------------        -------------         -------------        -----------          -----------         -----------

           7,561            2,833,433            24,526,334         20,463,168            7,178,987           4,775,019
    ------------        -------------         -------------        -----------          -----------         -----------

               1                  329                 2,459              2,235                  738                 465
              --                   47                   400                335                  118                  77
    ------------        -------------         -------------        -----------          -----------         -----------

               1                  376                 2,859              2,570                  856                 542
    ------------        -------------         -------------        -----------          -----------         -----------

    $      7,560        $   2,833,057         $  24,523,475        $20,460,598          $ 7,178,131         $ 4,774,477
    ============        =============         =============        ===========          ===========         ===========

                       See Notes to Financial Statements

                                      -11-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                            CONTRAFUND(R)         CONTRAFUND(R)        INDEX 500
                                             PORTFOLIO -           PORTFOLIO -        PORTFOLIO -
                                            INITIAL CLASS        SERVICE CLASS 2      INITIAL CLASS         COMBINED
                                           ---------------       ---------------     ---------------     ---------------

ASSETS:
  Investments at market value:             $    26,332,521       $     1,082,859     $    42,091,967     $   379,781,577

  Receivables:
    Dividends ..........................                --                    --                   8               6,038
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................        26,332,521             1,082,859          42,091,975         379,787,615
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................             2,763                   148               4,409              41,904
    Administrative fees ................               430                    18                 689               6,223
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................             3,193                   166               5,098              48,127
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $    26,329,328       $     1,082,693     $    42,086,877     $   379,739,488
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -12-

                       This page intentionally left blank

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                        AIM V.I.            AIM V.I.
                                              HIGH YIELD          MONEY MARKET       BALANCED FUND -   CAPITAL APPRECIATION
                                              BOND TRUST           PORTFOLIO            SERIES I         FUND - SERIES I
                                             ------------         ------------       ---------------   --------------------

INVESTMENT INCOME:
  Dividends ..............................   $    117,148         $     48,171        $        155         $         --
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................         11,004               43,626                  57              153,887
  Administrative fees ....................          1,321                5,235                   6               25,712
                                             ------------         ------------        ------------         ------------

    Total expenses .......................         12,325               48,861                  63              179,599
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......        104,823                 (690)                 92             (179,599)
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........             --                   --                  --                   --
    Realized gain (loss) on sale
      of investments .....................         (8,459)                  --                 (19)          (1,460,334)
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............         (8,459)                  --                 (19)          (1,460,334)
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................        (69,180)                  --                (835)          (3,501,048)
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $     27,184         $       (690)       $       (762)        $ (5,140,981)
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -14-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                               AIM V.I.                               AIM V.I.
         AIM V.I. CORE        GOVERNMENT                            INTERNATIONAL         AIM V.I.
         EQUITY FUND -     SECURITIES FUND -   AIM V.I. GROWTH      GROWTH FUND -      PREMIER EQUITY      GROWTH & INCOME
           SERIES I            SERIES I        FUND - SERIES I         SERIES I        FUND - SERIES I   PORTFOLIO - CLASS B
         -------------     -----------------   ---------------      -------------      ---------------   -------------------

         $     52,388        $    353,119        $         --        $     55,215        $     99,250        $        215
         ------------        ------------        ------------        ------------        ------------        ------------

              171,282             174,434              62,980             103,238             338,606                 539
               26,960              26,555               9,501              16,814              50,949                  65
         ------------        ------------        ------------        ------------        ------------        ------------

              198,242             200,989              72,481             120,052             389,555                 604
         ------------        ------------        ------------        ------------        ------------        ------------

             (145,854)            152,130             (72,481)            (64,837)           (290,305)               (389)
         ------------        ------------        ------------        ------------        ------------        ------------

                   --                  --                  --                  --                  --               1,320
           (1,414,559)            209,927          (1,864,928)         (1,720,181)         (4,401,622)                (85)
         ------------        ------------        ------------        ------------        ------------        ------------

           (1,414,559)            209,927          (1,864,928)         (1,720,181)         (4,401,622)              1,235
         ------------        ------------        ------------        ------------        ------------        ------------

           (1,813,642)          1,053,360            (648,083)           (193,983)         (8,820,549)            (11,689)
         ------------        ------------        ------------        ------------        ------------        ------------

         $ (3,374,055)       $  1,415,417        $ (2,585,492)       $ (1,979,001)       $(13,512,476)       $    (10,843)
         ============        ============        ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -15-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                            TEMPLETON
                                            PREMIER GROWTH         TECHNOLOGY           FRANKLIN             FOREIGN
                                              PORTFOLIO -          PORTFOLIO -         SMALL CAP         SECURITIES FUND -
                                               CLASS B              CLASS B          FUND - CLASS 2          CLASS 2
                                            --------------        ------------       --------------     -----------------

INVESTMENT INCOME:
  Dividends ..............................   $         --         $         --        $      5,050         $     70,192
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................             53               17,964              25,053               53,812
  Administrative fees ....................              7                2,156               3,006                6,457
                                             ------------         ------------        ------------         ------------

    Total expenses .......................             60               20,120              28,059               60,269
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......            (60)             (20,120)            (23,009)               9,923
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........             --                   --                  --                   --
    Realized gain (loss) on sale
      of investments .....................            (13)            (598,643)           (319,430)            (919,511)
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............            (13)            (598,643)           (319,430)            (919,511)
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................         (1,690)            (244,577)           (422,300)              (1,446)
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $     (1,763)        $   (863,340)       $   (764,739)        $   (911,034)
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -16-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                  EQUITY INDEX
              APPRECIATION         PORTFOLIO -         FUNDAMENTAL           MFS(R)         MFS(R) EMERGING      MFS(R) MONEY
                PORTFOLIO        CLASS II SHARES     VALUE PORTFOLIO      BOND SERIES        GROWTH SERIES       MARKET SERIES
              ------------       ---------------     ---------------      ------------      ---------------      -------------

              $    145,930        $     86,811        $      3,298        $    589,464        $         --        $    195,014
              ------------        ------------        ------------        ------------        ------------        ------------

                    94,096              65,621               3,878              93,068             208,103             131,918
                    15,782               7,874                 465              14,599              33,968              22,323
              ------------        ------------        ------------        ------------        ------------        ------------

                   109,878              73,495               4,343             107,667             242,071             154,241
              ------------        ------------        ------------        ------------        ------------        ------------

                    36,052              13,316              (1,045)            481,797            (242,071)             40,773
              ------------        ------------        ------------        ------------        ------------        ------------

                        --                  --               5,492                  --                  --                  --
                  (569,286)           (502,973)            (21,850)             12,607          (4,247,682)                 --
              ------------        ------------        ------------        ------------        ------------        ------------

                  (569,286)           (502,973)            (16,358)             12,607          (4,247,682)                 --
              ------------        ------------        ------------        ------------        ------------        ------------

                (1,714,046)           (971,587)            (73,573)            212,262          (5,799,307)                 --
              ------------        ------------        ------------        ------------        ------------        ------------

              $ (2,247,280)       $ (1,461,244)       $    (90,976)       $    706,666        $(10,289,060)       $     40,773
              ============        ============        ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -17-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                           TOTAL RETURN
                                                                                                           PORTFOLIO -
                                            MFS(R) RESEARCH     MFS(R) STRATEGIC      MFS(R) TOTAL        ADMINISTRATIVE
                                                SERIES           INCOME SERIES        RETURN SERIES           CLASS
                                            ---------------     ----------------      -------------       --------------

INVESTMENT INCOME:
  Dividends ..............................   $     48,529         $     69,942        $    496,403         $     27,314
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................        153,298               15,075             272,208                8,379
  Administrative fees ....................         25,665                2,577              43,022                1,006
                                             ------------         ------------        ------------         ------------

    Total expenses .......................        178,963               17,652             315,230                9,385
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......       (130,434)              52,290             181,173               17,929
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........             --                   --             393,567               17,740
    Realized gain (loss) on sale
      of investments .....................     (2,398,330)              (5,700)           (149,539)               1,360
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............     (2,398,330)              (5,700)            244,028               19,100
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................     (2,727,984)              66,783          (2,375,063)              25,523
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $ (5,256,748)        $    113,373        $ (1,949,862)        $     62,552
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -18-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                PUTNAM VT          PUTNAM VT
              INTERNATIONAL        SMALL CAP                              HIGH YIELD
              GROWTH FUND -       VALUE FUND -       CAPITAL FUND -       BOND FUND -      INVESTORS FUND -       TOTAL RETURN
             CLASS IB SHARES     CLASS IB SHARES        CLASS I             CLASS I             CLASS I          FUND - CLASS I
             ---------------     ---------------     --------------       ------------     ----------------      --------------

              $          6        $         85        $     41,602        $     95,404        $     84,402        $     39,760
              ------------        ------------        ------------        ------------        ------------        ------------

                       121                 862             138,677              17,024             101,602              39,230
                        14                 103              16,641               2,043              12,192               4,707
              ------------        ------------        ------------        ------------        ------------        ------------

                       135                 965             155,318              19,067             113,794              43,937
              ------------        ------------        ------------        ------------        ------------        ------------

                      (129)               (880)           (113,716)             76,337             (29,392)             (4,177)
              ------------        ------------        ------------        ------------        ------------        ------------

                        --                 414                  --                  --                  --                  --
                        (8)             (2,230)           (371,582)            (29,868)           (303,032)            (51,502)
              ------------        ------------        ------------        ------------        ------------        ------------

                        (8)             (1,816)           (371,582)            (29,868)           (303,032)            (51,502)
              ------------        ------------        ------------        ------------        ------------        ------------

                    (1,236)            (19,315)         (2,980,334)             28,213          (2,000,070)           (226,703)
              ------------        ------------        ------------        ------------        ------------        ------------

              $     (1,373)       $    (22,011)       $ (3,465,632)       $     74,682        $ (2,332,494)       $   (282,382)
              ============        ============        ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -19-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                      SMITH BARNEY
                                             SMITH BARNEY         SMITH BARNEY     PREMIER SELECTIONS     SMITH BARNEY
                                              GROWTH AND         LARGE CAP CORE      ALL CAP GROWTH        GOVERNMENT
                                           INCOME PORTFOLIO        PORTFOLIO            PORTFOLIO           PORTFOLIO
                                           ----------------      --------------    ------------------     -------------

INVESTMENT INCOME:
  Dividends ..............................   $      7,424         $     12,352        $        886         $     35,619
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................         14,518               27,811              20,389               20,088
  Administrative fees ....................          1,742                3,337               2,447                2,410
                                             ------------         ------------        ------------         ------------

    Total expenses .......................         16,260               31,148              22,836               22,498
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......         (8,836)             (18,796)            (21,950)              13,121
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........             --                   --                  --               10,028
    Realized gain (loss) on sale
      of investments .....................       (145,265)            (232,809)           (115,466)              25,766
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............       (145,265)            (232,809)           (115,466)              35,794
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................       (173,658)            (486,323)           (416,503)              52,113
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $   (327,759)        $   (737,928)       $   (553,919)        $    101,028
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -20-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

              EQUITY INCOME         LARGE CAP         MFS EMERGING        MFS MID CAP         MFS RESEARCH     TRAVELERS QUALITY
                PORTFOLIO           PORTFOLIO       GROWTH PORTFOLIO    GROWTH PORTFOLIO       PORTFOLIO        BOND PORTFOLIO
              -------------       ------------      ----------------    ----------------      ------------     -----------------

              $      7,858        $     46,622        $         --        $         --        $     20,416        $    389,705
              ------------        ------------        ------------        ------------        ------------        ------------

                    10,486             134,874              14,714              57,751              46,970              65,436
                     1,258              16,185               1,766               6,930               5,636               7,852
              ------------        ------------        ------------        ------------        ------------        ------------

                    11,744             151,059              16,480              64,681              52,606              73,288
              ------------        ------------        ------------        ------------        ------------        ------------

                    (3,886)           (104,437)            (16,480)            (64,681)            (32,190)            316,417
              ------------        ------------        ------------        ------------        ------------        ------------

                        --                  --                  --                  --                  --              74,721
                   (27,201)         (1,591,190)           (334,695)         (1,567,326)           (546,729)             33,979
              ------------        ------------        ------------        ------------        ------------        ------------

                   (27,201)         (1,591,190)           (334,695)         (1,567,326)           (546,729)            108,700
              ------------        ------------        ------------        ------------        ------------        ------------

                  (107,331)         (1,281,958)           (186,720)         (1,898,968)           (606,734)           (194,449)
              ------------        ------------        ------------        ------------        ------------        ------------

              $   (138,418)       $ (2,977,585)       $   (537,895)       $ (3,530,975)       $ (1,185,653)       $    230,668
              ============        ============        ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -21-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                             AIM CAPITAL                                 PUTNAM           SMITH BARNEY
                                             APPRECIATION          MFS TOTAL           DIVERSIFIED         AGGRESSIVE
                                              PORTFOLIO         RETURN PORTFOLIO    INCOME PORTFOLIO    GROWTH PORTFOLIO
                                             ------------       ----------------    ----------------    ----------------

INVESTMENT INCOME:
  Dividends ..............................   $         --         $    427,556        $    291,507         $         --
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................         94,260               97,272              16,378               73,330
  Administrative fees ....................         11,311               11,672               1,966               11,876
                                             ------------         ------------        ------------         ------------

    Total expenses .......................        105,571              108,944              18,344               85,206
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......       (105,571)             318,612             273,163              (85,206)
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........             --              270,450                  --                   --
    Realized gain (loss) on sale
      of investments .....................     (2,201,881)             (71,082)            (15,724)            (914,208)
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............     (2,201,881)             199,368             (15,724)            (914,208)
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................         39,042           (1,079,400)           (202,269)          (2,728,618)
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $ (2,268,410)        $   (561,420)       $     55,170         $ (3,728,032)
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -22-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                          SMITH BARNEY                                                                      SMITH BARNEY
    SMITH BARNEY             LARGE            SMITH BARNEY           COMSTOCK         EMERGING GROWTH     SMALL CAP GROWTH
   LARGE CAP VALUE       CAPITALIZATION          MID CAP           PORTFOLIO -          PORTFOLIO -        OPPORTUNITIES
      PORTFOLIO         GROWTH PORTFOLIO     CORE PORTFOLIO      CLASS II SHARES      CLASS II SHARES        PORTFOLIO
   ---------------      ----------------     --------------      ---------------      ---------------     ----------------

    $      2,610           $         61        $        184        $        195        $         --        $         --
    ------------           ------------        ------------        ------------        ------------        ------------

             799                     51               2,162               1,044                  73              40,232
              96                      6                 260                 126                   8               5,682
    ------------           ------------        ------------        ------------        ------------        ------------

             895                     57               2,422               1,170                  81              45,914
    ------------           ------------        ------------        ------------        ------------        ------------

           1,715                      4              (2,238)               (975)                (81)            (45,914)
    ------------           ------------        ------------        ------------        ------------        ------------

              --                     --                  --                 362                  --                  --
            (142)                     4              (2,529)             (1,979)                (17)           (445,406)
    ------------           ------------        ------------        ------------        ------------        ------------

            (142)                     4              (2,529)             (1,617)                (17)           (445,406)
    ------------           ------------        ------------        ------------        ------------        ------------

         (21,476)                   967             (34,656)            (16,313)             (2,663)           (754,138)
    ------------           ------------        ------------        ------------        ------------        ------------

    $    (19,903)          $        975        $    (39,423)       $    (18,905)       $     (2,761)       $ (1,245,458)
    ============           ============        ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -23-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                            EQUITY INCOME                             HIGH INCOME            OVERSEAS
                                         PORTFOLIO - INITIAL   GROWTH PORTFOLIO -     PORTFOLIO -           PORTFOLIO -
                                                CLASS            INITIAL CLASS       INITIAL CLASS         INITIAL CLASS
                                         -------------------   ------------------    -------------         -------------

INVESTMENT INCOME:
  Dividends ..............................   $    580,197         $     79,410        $    903,956         $     55,716
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................        283,560              285,203              73,045               57,594
  Administrative fees ....................         46,427               42,942              11,784                9,699
                                             ------------         ------------        ------------         ------------

    Total expenses .......................        329,987              328,145              84,829               67,293
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......        250,210             (248,735)            819,127              (11,577)
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........        789,713                   --                  --                   --
    Realized gain (loss) on sale
      of investments .....................     (1,743,456)          (4,974,166)         (1,706,217)          (1,123,431)
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............       (953,743)          (4,974,166)         (1,706,217)          (1,123,431)
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................     (5,538,315)          (5,806,807)          1,000,016             (329,442)
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $ (6,241,848)        $(11,029,708)       $    112,926         $ (1,464,450)
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -24-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

CONTRAFUND(R)         CONTRAFUND(R)          INDEX 500
 PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
INITIAL CLASS        SERVICE CLASS 2        INITIAL CLASS            COMBINED
-------------        ---------------        -------------         -------------

$     281,912         $       9,343         $     810,562         $   6,688,958
-------------         -------------         -------------         -------------

      302,485                15,313               531,169             4,786,702
       47,403                 1,838                83,634               714,018
-------------         -------------         -------------         -------------

      349,888                17,151               614,803             5,500,720
-------------         -------------         -------------         -------------

      (67,976)               (7,808)              195,759             1,188,238
-------------         -------------         -------------         -------------

           --                    --                    --             1,563,807
   (1,763,738)             (104,085)           (3,371,137)          (44,077,602)
-------------         -------------         -------------         -------------

   (1,763,738)             (104,085)           (3,371,137)          (42,513,795)
-------------         -------------         -------------         -------------

   (1,575,591)              (36,798)          (12,110,823)          (67,729,914)
-------------         -------------         -------------         -------------

$  (3,407,305)        $    (148,691)        $ (15,286,201)        $(109,055,471)
=============         =============         =============         =============

                       See Notes to Financial Statements

                                      -25-

                                      -26-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                              AIM V.I. BALANCED
                                                 HIGH YIELD BOND TRUST        MONEY MARKET PORTFOLIO           FUND - SERIES I
                                              --------------------------    --------------------------    -------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   -----------

OPERATIONS:
  Net investment income (loss) ............   $   104,823    $    46,458    $      (690)   $    64,365    $        92   $        52
  Realized gain (loss) ....................        (8,459)         1,714             --             --            (19)           12
  Change in unrealized gain (loss)
    on investments ........................       (69,180)        15,648             --             --           (835)           87
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........        27,184         63,820           (690)        64,365           (762)          151
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             3          1,665             --        218,104             --            --
  Participant transfers from other
    funding options .......................        87,640        377,936      1,237,022      3,451,904          3,094         3,691
  Administrative charges ..................          (112)          (397)        (1,041)        (1,576)            --            --
  Contract surrenders .....................      (116,851)       (66,265)      (442,649)      (426,142)          (151)         (342)
  Participant transfers to other
    funding options .......................      (220,915)      (166,861)    (1,158,453)    (1,482,019)            --            --
  Other payments to participants ..........            --         (2,204)            --       (100,039)            --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (250,235)       143,874       (365,121)     1,660,232          2,943         3,349
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets      (223,051)       207,694       (365,811)     1,724,597          2,181         3,500

NET ASSETS:
    Beginning of year .....................       993,405        785,711      3,656,410      1,931,813          3,500            --
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $   770,354    $   993,405    $ 3,290,599    $ 3,656,410    $     5,681   $     3,500
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -27-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     AIM V.I. CAPITAL             AIM V.I. CORE              AIM V.I. GOVERNMENT
                                                   APPRECIATION FUND -            EQUITY FUND -                SECURITIES FUND -

                                                        SERIES I                     SERIES I                      SERIES I
                                              --------------------------    --------------------------    -------------------------
                                                  2002           2001           2002            2001           2002           2001
                                              -----------    -----------    -----------    -----------    -----------   -----------

OPERATIONS:
  Net investment income (loss) ............   $  (179,599)   $  (275,062)   $  (145,854)   $  (273,403)   $   152,130   $   315,665
  Realized gain (loss) ....................    (1,460,334)     1,711,258     (1,414,559)      (468,312)       209,927        92,649
  Change in unrealized gain (loss)
    on investments ........................    (3,501,048)    (9,782,357)    (1,813,642)    (7,042,851)     1,053,360       359,361
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........    (5,140,981)    (8,346,161)    (3,374,055)    (7,784,566)     1,415,417       767,675
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        49,221        282,834         25,873        144,974         39,782       508,121
  Participant transfers from other
    funding options .......................       275,905        523,831        238,640        873,584      5,090,728     5,578,570
  Administrative charges ..................        (4,788)        (6,933)        (5,516)        (6,680)        (2,103)       (2,355)
  Contract surrenders .....................    (2,278,835)    (2,912,759)    (2,226,595)    (1,847,272)    (2,695,315)   (1,489,135)
  Participant transfers to other
    funding options .......................    (1,892,788)    (2,609,477)    (2,349,833)    (2,600,618)    (1,638,841)   (2,085,183)
  Other payments to participants ..........       (92,928)      (502,268)      (143,552)      (237,392)       (97,299)      (33,049)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (3,944,213)    (5,224,772)    (4,460,983)    (3,673,404)       696,952     2,476,969
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets    (9,085,194)   (13,570,933)    (7,835,038)   (11,457,970)     2,112,369     3,244,644

NET ASSETS:
    Beginning of year .....................    22,005,477     35,576,410     21,984,350     33,442,320     16,776,456    13,531,812
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $12,920,283    $22,005,477    $14,149,312    $21,984,350    $18,888,825   $16,776,456
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -28-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                          AIM V.I.
       AIM V.I. GROWTH              INTERNATIONAL GROWTH             AIM V.I. PREMIER                 GROWTH & INCOME
       FUND - SERIES I                FUND - SERIES I             EQUITY FUND - SERIES I            PORTFOLIO - CLASS B
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$    (72,481)   $   (105,831)   $    (64,837)   $   (132,929)   $   (290,305)   $   (534,977)   $       (389)   $        (21)
  (1,864,928)     (1,889,287)     (1,720,181)       (632,896)     (4,401,622)       (224,472)          1,235              (2)

    (648,083)     (3,673,067)       (193,983)     (4,353,597)     (8,820,549)     (7,543,277)        (11,689)            (99)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,585,492)     (5,668,185)     (1,979,001)     (5,119,422)    (13,512,476)     (8,302,726)        (10,843)           (122)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      16,446          79,017          45,299         165,323          71,104         648,629           1,256              --

     159,933       1,463,893         186,252         137,367         706,372       2,484,814          67,788           7,424
      (2,453)         (3,284)         (2,155)         (2,923)        (11,656)        (16,640)            (30)             --
    (472,608)       (806,140)     (1,649,900)     (1,681,489)     (3,480,796)     (3,112,970)             --              --

  (1,250,459)     (3,215,330)     (1,711,173)     (2,015,349)     (5,151,196)     (6,652,593)             --              --
     (20,728)        (94,690)        (60,116)        (93,378)       (310,907)       (531,160)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (1,569,869)     (2,576,534)     (3,191,793)     (3,490,449)     (8,177,079)     (7,179,920)         69,014           7,424
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (4,155,361)     (8,244,719)     (5,170,794)     (8,609,871)    (21,689,555)    (15,482,646)         58,171           7,302

   8,655,166      16,899,885      13,528,938      22,138,809      46,060,055      61,542,701           7,302              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  4,499,805    $  8,655,166    $  8,358,144    $ 13,528,938    $ 24,370,500    $ 46,060,055    $     65,473    $      7,302
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -29-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                                  FRANKLIN
                                                     PREMIER GROWTH            TECHNOLOGY PORTFOLIO -          SMALL CAP FUND -
                                                  PORTFOLIO - CLASS B                 CLASS B                      CLASS 2
                                              --------------------------    --------------------------    -------------------------
                                                  2002           2001           2002            2001           2002           2001
                                              -----------    -----------    -----------    -----------    -----------   -----------

OPERATIONS:
  Net investment income (loss) ............   $       (60)   $        --    $   (20,120)   $   (33,479)   $   (23,009)  $   (28,180)
  Realized gain (loss) ....................           (13)            --       (598,643)      (185,250)      (319,430)     (216,756)
  Change in unrealized gain (loss)
    on investments ........................        (1,690)            19       (244,577)      (592,879)      (422,300)     (332,595)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........        (1,763)            19       (863,340)      (811,608)      (764,739)     (577,531)
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........         4,000             --         25,937           (639)        46,681        29,355
  Participant transfers from other
    funding options .......................            --          2,090         63,482        403,497        136,964       254,340
  Administrative charges ..................            (3)            --           (634)        (1,598)          (856)       (1,757)
  Contract surrenders .....................            --             --       (107,619)      (119,451)      (215,530)     (181,762)
  Participant transfers to other
    funding options .......................            --             --       (209,008)      (315,047)      (222,317)     (239,868)
  Other payments to participants ..........            --             --        (20,253)       (28,509)       (23,893)      (64,846)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....         3,997          2,090       (248,095)       (61,747)      (278,951)     (204,538)
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets         2,234          2,109     (1,111,435)      (873,355)    (1,043,690)     (782,069)

NET ASSETS:
    Beginning of year .....................         2,109             --      2,084,103      2,957,458      2,604,778     3,386,847
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $     4,343    $     2,109    $   972,668    $ 2,084,103    $ 1,561,088   $ 2,604,778
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -30-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

      TEMPLETON FOREIGN                                                EQUITY INDEX
      SECURITIES FUND -                 APPRECIATION                    PORTFOLIO -                       FUNDAMENTAL
           CLASS 2                       PORTFOLIO                    CLASS II SHARES                   VALUE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$      9,923    $     97,996    $     36,052    $     55,117    $     13,316    $    (49,575)   $     (1,045)   $       (778)
    (919,511)      1,016,307        (569,286)       (144,857)       (502,973)       (187,966)        (16,358)          1,517

      (1,446)     (2,358,491)     (1,714,046)       (537,016)       (971,587)       (818,727)        (73,573)          4,262
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (911,034)     (1,244,188)     (2,247,280)       (626,756)     (1,461,244)     (1,056,268)        (90,976)          5,001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      77,605          87,991         235,194         151,489          40,554          25,014           7,662         106,034

      24,625         465,317       1,848,091      15,279,349          92,826       1,106,996         188,073         165,959
      (1,618)         (3,377)         (2,540)         (2,841)         (1,898)         (4,110)            (99)            (35)
    (437,842)       (402,674)     (1,783,123)     (1,411,421)       (477,872)       (395,279)         (5,927)         (1,721)

    (892,955)       (670,159)     (1,367,580)       (826,968)       (486,740)       (500,514)        (89,696)         (9,054)
     (14,267)        (73,354)       (295,393)       (387,991)       (138,587)        (27,279)         (7,682)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (1,244,452)       (596,256)     (1,365,351)     12,801,617        (971,717)        204,828          92,331         261,183
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,155,486)     (1,840,444)     (3,612,631)     12,174,861      (2,432,961)       (851,440)          1,355         266,184

   5,260,654       7,101,098      12,174,861              --       6,529,775       7,381,215         266,184              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  3,105,168    $  5,260,654    $  8,562,230    $ 12,174,861    $  4,096,814    $  6,529,775    $    267,539    $    266,184
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -31-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                 MFS(R) EMERGING
                                                  MFS(R) BOND SERIES              GROWTH SERIES           MFS(R) MONEY MARKET SERIES
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $   481,797    $   444,582    $  (242,071)   $  (419,255)   $    40,773   $   372,878
  Realized gain (loss) ....................        12,607         36,804     (4,247,682)     1,044,822             --            --
  Change in unrealized gain (loss)
    on investments ........................       212,262        139,755     (5,799,307)   (20,549,425)            --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........       706,666        621,141    (10,289,060)   (19,923,858)        40,773       372,878
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        15,952        116,567         59,155        383,309         13,042       145,761
  Participant transfers from other
    funding options .......................     1,498,908      3,616,367      1,076,393      3,183,747      7,582,958    20,858,418
  Administrative charges ..................        (1,477)        (1,370)        (6,422)        (8,766)        (1,509)       (1,979)
  Contract surrenders .....................    (1,149,602)      (933,941)    (2,811,950)    (2,431,727)    (4,145,536)   (3,141,839)
  Participant transfers to other
    funding options .......................    (1,595,266)    (1,184,763)    (4,137,609)    (7,539,591)    (7,178,834)   (9,847,311)
  Other payments to participants ..........       (96,808)      (127,134)      (101,181)      (411,582)       (59,779)     (209,952)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (1,328,293)     1,485,726     (5,921,614)    (6,824,610)    (3,789,658)    7,803,098
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets      (621,627)     2,106,867    (16,210,674)   (26,748,468)    (3,748,885)    8,175,976

NET ASSETS:
    Beginning of year .....................    10,117,182      8,010,315     32,226,603     58,975,071     17,000,833     8,824,857
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $ 9,495,555    $10,117,182    $16,015,929    $32,226,603    $13,251,948   $17,000,833
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -32-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                      MFS(R) STRATEGIC                                            TOTAL RETURN PORTFOLIO -
   MFS(R) RESEARCH SERIES              INCOME SERIES             MFS(R) TOTAL RETURN SERIES         ADMINISTRATIVE CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$   (130,434)   $   (271,428)   $     52,290    $     53,882    $    181,173    $    365,879    $     17,929    $        735
  (2,398,330)      3,117,682          (5,700)         (2,613)        244,028       1,285,861          19,100           2,258

  (2,727,984)    (10,117,165)         66,783          20,556      (2,375,063)     (2,018,089)         25,523          (3,110)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (5,256,748)     (7,270,911)        113,373          71,825      (1,949,862)       (366,349)         62,552            (117)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      51,174         209,793           2,746          42,891         104,989         557,338          76,380              --

     172,382         491,996         118,569          67,705       3,629,051       5,071,085       1,375,505         124,025
      (4,458)         (6,114)           (345)           (332)         (6,605)         (7,755)           (101)             (4)
  (2,541,886)     (2,178,413)       (269,515)        (97,699)     (3,629,729)     (3,222,189)        (66,784)         (4,484)

  (2,386,302)     (2,320,841)       (455,643)        (87,015)     (3,883,275)     (3,520,488)        (83,665)        (11,236)
    (139,344)       (299,511)         (3,669)        (10,154)       (638,913)       (476,925)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (4,848,434)     (4,103,090)       (607,857)        (84,604)     (4,424,482)     (1,598,934)      1,301,335         108,301
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 (10,105,182)    (11,374,001)       (494,484)        (12,779)     (6,374,344)     (1,965,283)      1,363,887         108,184

  22,357,245      33,731,246       1,984,988       1,997,767      31,264,913      33,230,196         108,184              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 12,252,063    $ 22,357,245    $  1,490,504    $  1,984,988    $ 24,890,569    $ 31,264,913    $  1,472,071    $    108,184
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -33-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      PUTNAM VT                     PUTNAM VT
                                                    INTERNATIONAL                   SMALL CAP
                                                    GROWTH FUND -                  VALUE FUND -
                                                   CLASS IB SHARES                CLASS IB SHARES           CAPITAL FUND - CLASS I
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $      (129)   $        --    $      (880)   $       (72)   $  (113,716)  $  (108,289)
  Realized gain (loss) ....................            (8)            --         (1,816)            (1)      (371,582)      259,996
  Change in unrealized gain (loss)
    on investments ........................        (1,236)            --        (19,315)         2,233     (2,980,334)     (145,652)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........        (1,373)            --        (22,011)         2,160     (3,465,632)        6,055
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           837             --          4,331             --         57,790       140,354
  Participant transfers from other
    funding options .......................        22,808             --         87,543         26,802        379,860     1,432,727
  Administrative charges ..................            --             --             (5)            --         (4,305)      (10,430)
  Contract surrenders .....................            --             --           (485)            --       (938,358)     (874,324)
  Participant transfers to other
    funding options .......................            --             --        (11,265)            --     (1,437,727)   (1,025,266)
  Other payments to participants ..........            --             --             --             --        (63,310)      (68,788)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....        23,645             --         80,119         26,802     (2,006,050)     (405,727)
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets        22,272             --         58,108         28,962     (5,471,682)     (399,672)

NET ASSETS:
    Beginning of year .....................            --             --         28,962             --     13,838,426    14,238,098
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $    22,272    $        --    $    87,070    $    28,962    $ 8,366,744   $13,838,426
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -34-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

   HIGH YIELD BOND FUND -                                          TOTAL RETURN FUND -             SELECT SMALL CAP
           CLASS I                INVESTORS FUND - CLASS I               CLASS I                      PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$     76,337    $     93,798    $    (29,392)   $    (80,706)   $     (4,177)   $     19,140    $         --    $     (7,531)
     (29,868)        (11,241)       (303,032)        224,382         (51,502)         (5,774)             --        (485,947)

      28,213         (30,933)     (2,000,070)       (796,785)       (226,703)       (122,590)             --         357,265
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      74,682          51,624      (2,332,494)       (653,109)       (282,382)       (109,224)             --        (136,213)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       2,412          16,965          66,833         236,830           5,662          61,756              --           9,255

      29,984         106,080         152,000         749,348          44,891         541,511              --          68,631
        (175)           (451)         (1,932)         (6,427)           (788)         (2,368)             --            (565)
    (106,763)       (102,276)       (678,421)       (653,350)       (268,116)       (398,703)             --          (9,329)

    (100,299)        (55,415)       (965,586)     (1,245,844)       (425,971)       (728,391)             --      (1,716,674)
     (17,116)             --        (105,721)        (38,949)        (40,301)        (81,504)             --           1,752
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (191,957)        (35,097)     (1,532,827)       (958,392)       (684,623)       (607,699)             --      (1,646,930)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (117,275)         16,527      (3,865,321)     (1,611,501)       (967,005)       (716,923)             --      (1,783,143)

   1,472,779       1,456,252      10,158,006      11,769,507       3,603,569       4,320,492              --       1,783,143
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,355,504    $  1,472,779    $  6,292,685    $ 10,158,006    $  2,636,564    $  3,603,569    $         --    $         --
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -35-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                                  SMITH BARNEY
                                                    SMITH BARNEY                   SMITH BARNEY                PREMIER SELECTIONS
                                                  GROWTH AND INCOME               LARGE CAP CORE                 ALL CAP GROWTH
                                                      PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $    (8,836)   $   (22,579)   $   (18,796)   $   (45,816)   $   (21,950)  $   (30,549)
  Realized gain (loss) ....................      (145,265)       (60,750)      (232,809)      (128,315)      (115,466)      (25,678)
  Change in unrealized gain (loss)
    on investments ........................      (173,658)      (146,078)      (486,323)      (436,095)      (416,503)     (341,636)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........      (327,759)      (229,407)      (737,928)      (610,226)      (553,919)     (397,863)
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           468         90,111          3,994         69,085         73,460        85,085
  Participant transfers from other
    funding options .......................            --        306,222         74,454        243,808             24       219,206
  Administrative charges ..................          (479)        (1,138)        (1,437)        (2,669)          (604)       (1,032)
  Contract surrenders .....................      (142,546)      (136,837)      (136,814)      (149,219)       (76,856)     (117,422)
  Participant transfers to other
    funding options .......................      (200,188)      (174,290)      (325,081)      (332,615)      (234,720)     (113,311)
  Other payments to participants ..........        (7,002)        (9,021)       (24,055)       (91,693)       (44,387)      (20,948)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (349,747)        75,047       (408,939)      (263,303)      (283,083)       51,578
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets      (677,506)      (154,360)    (1,146,867)      (873,529)      (837,002)     (346,285)

NET ASSETS:
    Beginning of year .....................     1,500,625      1,654,985      2,882,972      3,756,501      2,057,033     2,403,318
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $   823,119    $ 1,500,625    $ 1,736,105    $ 2,882,972    $ 1,220,031   $ 2,057,033
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -36-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

        SMITH BARNEY                   EQUITY INCOME                                                    MFS EMERGING
    GOVERNMENT PORTFOLIO                 PORTFOLIO                  LARGE CAP PORTFOLIO               GROWTH PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$     13,121    $    (21,574)   $     (3,886)   $     (2,818)   $   (104,437)   $   (151,178)   $    (16,480)   $    (25,291)
      35,794          12,568         (27,201)          1,581      (1,591,190)     (1,128,785)       (334,695)         99,426

      52,113          69,608        (107,331)        (75,181)     (1,281,958)     (2,199,540)       (186,720)     (1,049,920)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     101,028          60,602        (138,418)        (76,418)     (2,977,585)     (3,479,503)       (537,895)       (975,785)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       2,500          42,430           8,050          37,018          19,513         135,254          23,304          48,390

      75,966         611,447         117,431         206,945          44,744       1,211,575          72,953         283,068
        (214)           (660)           (230)           (477)         (5,196)        (13,075)           (557)         (1,372)
    (154,591)        (49,790)        (47,644)        (59,568)       (728,454)       (936,848)        (48,681)        (63,651)

    (133,509)       (199,516)       (285,784)        (27,845)     (1,387,202)     (1,914,462)       (126,143)       (255,276)
          --              --              --              --        (168,295)       (239,036)        (16,301)         (6,986)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (209,848)        403,911        (208,177)        156,073      (2,224,890)     (1,756,592)        (95,425)          4,173
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (108,820)        464,513        (346,595)         79,655      (5,202,475)     (5,236,095)       (633,320)       (971,612)

   1,639,185       1,174,672       1,022,121         942,466      13,447,208      18,683,303       1,530,751       2,502,363
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,530,365    $  1,639,185    $    675,526    $  1,022,121    $  8,244,733    $ 13,447,208    $    897,431    $  1,530,751
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -37-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      MFS MID CAP                  MFS RESEARCH                TRAVELERS QUALITY
                                                   GROWTH PORTFOLIO                 PORTFOLIO                   BOND PORTFOLIO
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $   (64,681)   $  (121,861)   $   (32,190)   $   (74,862)   $   316,417   $   106,485
  Realized gain (loss) ....................    (1,567,326)     1,306,382       (546,729)        22,650        108,700        40,024
  Change in unrealized gain (loss)
    on investments ........................    (1,898,968)    (3,906,244)      (606,734)    (1,587,087)      (194,449)       97,176
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........    (3,530,975)    (2,721,723)    (1,185,653)    (1,639,299)       230,668       243,685
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        15,136        162,416          1,763         43,339         48,233       142,851
  Participant transfers from other
    funding options .......................       150,788        831,040        136,216        448,568        890,869     1,668,543
  Administrative charges ..................        (2,674)        (6,582)        (1,291)        (3,739)          (865)       (2,080)
  Contract surrenders .....................      (305,363)      (408,195)      (224,751)      (298,637)      (470,610)     (299,168)
  Participant transfers to other
    funding options .......................      (695,433)      (773,941)      (520,004)      (619,777)      (733,634)     (474,124)
  Other payments to participants ..........        (6,451)       (22,858)       (23,713)       (98,845)       (25,320)           --
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (843,997)      (218,120)      (631,780)      (529,091)      (291,327)    1,036,022
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets    (4,374,972)    (2,939,843)    (1,817,433)    (2,168,390)       (60,659)    1,279,707

NET ASSETS:
    Beginning of year .....................     7,339,577     10,279,420      4,691,628      6,860,018      5,386,977     4,107,270
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $ 2,964,605    $ 7,339,577    $ 2,874,195    $ 4,691,628    $ 5,326,318   $ 5,386,977
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -38-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                       SMITH BARNEY
         AIM CAPITAL                  MFS TOTAL RETURN              PUTNAM DIVERSIFIED               AGGRESSIVE GROWTH
   APPRECIATION PORTFOLIO                PORTFOLIO                   INCOME PORTFOLIO                    PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$   (105,571)   $   (152,892)   $    318,612    $    130,231    $    273,163    $     90,998    $    (85,206)   $    (62,932)
  (2,201,881)      1,973,941         199,368         357,173         (15,724)        (18,249)       (914,208)       (135,700)

      39,042      (5,297,821)     (1,079,400)       (644,762)       (202,269)        (34,567)     (2,728,618)        (82,967)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,268,410)     (3,476,772)       (561,420)       (157,358)         55,170          38,182      (3,728,032)       (281,599)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      81,329         119,740          93,654         129,513           3,284           3,989         316,475         389,153

      70,170       1,363,919         740,362       1,309,739          16,524         132,910       2,836,559      10,615,779
      (3,917)         (8,296)         (1,776)         (4,821)           (276)           (688)         (2,517)         (1,933)
    (637,254)       (575,363)       (805,873)       (636,851)        (36,877)        (67,529)     (1,088,609)       (731,622)

  (1,202,320)     (1,308,320)       (925,383)     (1,137,467)       (111,440)        (48,669)     (1,394,242)       (309,071)
    (103,690)        (99,113)        (54,187)       (169,280)        (23,016)        (83,376)       (117,235)        (39,008)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (1,795,682)       (507,433)       (953,203)       (509,167)       (151,801)        (63,363)        550,431       9,923,298
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (4,064,092)     (3,984,205)     (1,514,623)       (666,525)        (96,631)        (25,181)     (3,177,601)      9,641,699

   9,621,749      13,605,954       8,368,284       9,034,809       1,366,972       1,392,153       9,641,699              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  5,557,657    $  9,621,749    $  6,853,661    $  8,368,284    $  1,270,341    $  1,366,972    $  6,464,098    $  9,641,699
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -39-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     SMITH BARNEY                  SMITH BARNEY                  SMITH BARNEY
                                                   LARGE CAP VALUE             LARGE CAPITALIZATION              MID CAP CORE
                                                      PORTFOLIO                  GROWTH PORTFOLIO                 PORTFOLIO
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $     1,715    $       (89)   $         4    $        --    $    (2,238)  $      (281)
  Realized gain (loss) ....................          (142)            --              4             --         (2,529)          (27)
  Change in unrealized gain (loss)
    on investments ........................       (21,476)         1,183            967             --        (34,656)           58
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........       (19,903)         1,094            975             --        (39,423)         (250)
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            --             --             --             --          2,887         8,839
  Participant transfers from other
    funding options .......................         5,958         72,183         13,641             --        244,823        74,119
  Administrative charges ..................            (6)            --             --             --            (25)          (13)
  Contract surrenders .....................        (2,881)            --             --             --         (1,078)           --
  Participant transfers to other
    funding options .......................           (44)            --             --             --         (9,624)           --
  Other payments to participants ..........            --             --             --             --             --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....         3,027         72,183         13,641             --        236,983        82,945
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets       (16,876)        73,277         14,616             --        197,560        82,695

NET ASSETS:
    Beginning of year .....................        73,277             --             --             --         82,695            --
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $    56,401    $    73,277    $    14,616    $        --    $   280,255   $    82,695
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -40-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                      EMERGING GROWTH                   CITISELECT(R)
    COMSTOCK PORTFOLIO -                PORTFOLIO -                     VIP FOLIO 200                 CITISELECT(R) VIP
       CLASS II SHARES                CLASS II SHARES                   CONSERVATIVE                  FOLIO 300 BALANCED
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$       (975)   $       (126)   $        (81)   $         --    $         --    $    380,754    $         --    $    400,435
      (1,617)           (152)            (17)             --              --        (651,464)             --        (905,155)

     (16,313)         (1,239)         (2,663)             --              --         145,181              --          60,180
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (18,905)         (1,517)         (2,761)             --              --        (125,529)             --        (444,540)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       4,331          18,000              --              --              --          27,413              --          24,672

     151,372          14,183          10,327              --              --         121,004              --          10,255
          --              (4)             (6)             --              --            (510)             --            (787)
        (610)             --              --              --              --         (60,424)             --        (367,819)

      (9,888)         (1,431)             --              --              --      (6,503,023)             --      (8,858,172)
          --              --              --              --              --         (87,241)             --         (38,624)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     145,205          30,748          10,321              --              --      (6,502,781)             --      (9,230,475)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     126,300          29,231           7,560              --              --      (6,628,310)             --      (9,675,015)

      29,231              --              --              --              --       6,628,310              --       9,675,015
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    155,531    $     29,231    $      7,560    $         --    $         --    $         --    $         --    $         --
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -41-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                                SMITH BARNEY
                                                                                  CITISELECT(R)                   SMALL CAP
                                                    CITISELECT(R)                 VIP FOLIO 500             GROWTH OPPORTUNITIES
                                                 VIP FOLIO 400 GROWTH              GROWTH PLUS                    PORTFOLIO
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $        --    $   159,069    $        --    $    37,762    $   (45,914)  $   (52,330)
  Realized gain (loss) ....................            --       (655,284)            --       (517,134)      (445,406)      351,286
  Change in unrealized gain (loss)
    on investments ........................            --         35,845             --        257,477       (754,138)   (1,109,670)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........            --       (460,370)            --       (221,895)    (1,245,458)     (810,714)
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            --         73,358             --          2,729         66,580        13,899
  Participant transfers from other
    funding options .......................            --         51,135             --         12,108        406,552     1,969,660
  Administrative charges ..................            --           (767)            --           (324)        (1,524)       (1,338)
  Contract surrenders .....................            --       (162,555)            --        (36,163)      (402,983)     (385,588)
  Participant transfers to other
    funding options .......................            --     (6,311,061)            --     (2,185,925)      (633,403)     (377,293)
  Other payments to participants ..........            --         (6,974)            --        (18,025)       (43,497)         (895)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            --     (6,356,864)            --     (2,225,600)      (608,275)    1,218,445
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets            --     (6,817,234)            --     (2,447,495)    (1,853,733)      407,731

NET ASSETS:
    Beginning of year .....................            --      6,817,234             --      2,447,495      4,686,790     4,279,059
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $        --    $        --    $        --    $        --    $ 2,833,057   $ 4,686,790
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -42-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

        EQUITY INCOME                                                   HIGH INCOME
         PORTFOLIO -                  GROWTH PORTFOLIO -                PORTFOLIO -                 OVERSEAS PORTFOLIO -
        INITIAL CLASS                   INITIAL CLASS                  INITIAL CLASS                   INITIAL CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$    250,210    $    305,822    $   (248,735)   $   (478,246)   $    819,127    $  1,270,150    $    (11,577)   $    454,318
    (953,743)      1,524,457      (4,974,166)        846,392      (1,706,217)     (1,059,478)     (1,123,431)        181,003

  (5,538,315)     (4,604,657)     (5,806,807)    (11,099,854)      1,000,016      (1,549,431)       (329,442)     (3,156,123)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (6,241,848)     (2,774,378)    (11,029,708)    (10,731,708)        112,926      (1,338,759)     (1,464,450)     (2,520,802)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      56,382         416,451          87,407         486,061          76,781         213,445          18,221          40,579

   1,214,637       2,240,736       1,374,564       2,967,145         287,464         285,522          80,234         154,263
      (8,919)        (10,655)         (9,811)        (13,325)         (1,653)         (2,058)         (1,346)         (1,788)
  (3,558,290)     (3,883,978)     (3,210,308)     (4,675,129)     (1,291,402)       (751,486)     (1,091,624)       (557,653)

  (3,453,026)     (3,568,655)     (5,129,394)     (6,451,761)       (741,899)       (877,268)       (621,497)     (1,158,309)
    (400,992)       (409,608)       (357,963)       (891,922)        (55,737)        (81,572)        (40,387)       (101,076)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (6,150,208)     (5,215,709)     (7,245,505)     (8,578,931)     (1,726,446)     (1,213,417)     (1,656,399)     (1,623,984)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 (12,392,056)     (7,990,087)    (18,275,213)    (19,310,639)     (1,613,520)     (2,552,176)     (3,120,849)     (4,144,786)

  36,915,531      44,905,618      38,735,811      58,046,450       8,791,651      11,343,827       7,895,326      12,040,112
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 24,523,475    $ 36,915,531    $ 20,460,598    $ 38,735,811    $  7,178,131    $  8,791,651    $  4,774,477    $  7,895,326
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -43-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    CONTRAFUND(R)                  CONTRAFUND(R)                  INDEX 500
                                                     PORTFOLIO -                    PORTFOLIO -                  PORTFOLIO -
                                                    INITIAL CLASS                 SERVICE CLASS 2               INITIAL CLASS
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $   (67,976)   $   (96,597)   $    (7,808)   $   (10,054)   $   195,759   $   116,614
  Realized gain (loss) ....................    (1,763,738)       255,736       (104,085)       (40,010)    (3,371,137)     (333,451)
  Change in unrealized gain (loss)
    on investments ........................    (1,575,591)    (6,360,083)       (36,798)      (193,219)   (12,110,823)  (12,139,190)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........    (3,407,305)    (6,200,944)      (148,691)      (243,283)   (15,286,201)  (12,356,027)
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........       103,719        306,297             --         19,893        219,670       898,552
  Participant transfers from other
    funding options .......................     2,263,328        838,416        207,665        281,469      1,898,876     2,747,970
  Administrative charges ..................        (9,101)       (10,771)          (494)        (1,005)       (16,204)      (20,938)
  Contract surrenders .....................    (3,224,446)    (1,900,391)      (182,812)       (87,879)    (7,886,333)   (6,305,915)
  Participant transfers to other
    funding options .......................    (4,968,742)    (3,617,942)      (173,803)      (218,648)    (7,737,796)   (6,863,154)
  Other payments to participants ..........      (322,860)      (278,085)        (2,881)       (31,392)      (605,822)     (745,784)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (6,158,102)    (4,662,476)      (152,325)       (37,562)   (14,127,609)  (10,289,269)
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets    (9,565,407)   (10,863,420)      (301,016)      (280,845)   (29,413,810)  (22,645,296)

NET ASSETS:
    Beginning of year .....................    35,894,735     46,758,155      1,383,709      1,664,554     71,500,687    94,145,983
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $26,329,328    $35,894,735    $ 1,082,693    $ 1,383,709    $42,086,877   $71,500,687
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -44-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

            COMBINED
------------------------------
    2002             2001
-------------    -------------

$   1,188,238    $   1,711,594
  (42,513,795)       5,652,875

  (67,729,914)    (125,268,175)
-------------    -------------

 (109,055,471)    (117,903,706)
-------------    -------------

    2,475,061        8,417,292

   39,964,788      100,211,941
     (136,746)        (213,912)
  (58,756,448)     (52,608,776)

  (73,057,595)    (107,353,201)
   (4,935,538)      (7,470,268)
-------------    -------------

  (94,446,478)     (59,016,924)
-------------    -------------

 (203,501,949)    (176,920,630)

  583,241,437      760,162,067
-------------    -------------
$ 379,739,488    $ 583,241,437
=============    =============

                       See Notes to Financial Statements

                                      -45-

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

First Citicorp Life Variable Annuity Separate Account ("Separate Account FCLIC")
is a separate account of First Citicorp Life Insurance  Company ("The Company"),
an indirect  subsidiary of Citigroup  Inc., and is available for funding certain variable  annuity  contracts  issued by the Company.  Separate  Account FCLIC is registered  under the  Investment  Company Act of 1940,  as  amended,  as a unit investment trust.  Separate Account FCLIC includes the CitiVariable  Annuity and
CitiElite Annuity products.

Participant  purchase payments applied to Separate Account FCLIC are invested in one or more  sub-accounts  in accordance with the selection made by the contract owner. As of December 31, 2002,  investments  comprising  Separate Account FCLIC were:

   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company
   Money Market Portfolio, Massachusetts business trust, Affiliate of The
    Company
   AIM Variable Insurance Funds, Delaware business trust
      AIM V.I. Balanced Fund - Series I
      AIM V.I. Captial Appreciation Fund - Series I
      AIM V.I. Core Equity Fund - Series I (Formerly AIM V.I. Growth and Income
       Fund)
      AIM V.I. Government Securities Fund - Series I
      AIM V.I. Growth Fund - Series I
      AIM V.I. International Growth Fund - Series I (Formerly AIM V.I.
       International Equity Fund)
      AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
   Alliance Variable Product Series Fund, Inc., Maryland business trust
      Growth & Income Portfolio - Class B
      Premier Growth Portfolio - Class B
      Technology Portfolio - Class B
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
      Franklin Small Cap Fund - Class 2
      Templeton Foreign Securities Fund - Class 2 (Formerly Templeton
       International
      Securities Fund - Class 2)
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
    Company
      Appreciation Portfolio
      Equity Index Portfolio - Class II Shares
      Fundamental Value Portfolio
   MFS Variable Insurance Trust, Massachusetts business trust
      MFS(R) Bond Series
      MFS(R) Emerging Growth Series
      MFS(R) Money Market Series
      MFS(R) Research Series
      MFS(R) Strategic Income Series
      MFS(R) Total Return Series
   PIMCO Variable Insurance Trust, Massachusetts business trust
      Total Return Portfolio - Administrative Class (Formerly Total Return Bond
       Portfolio)
   Putnam Variable Trust, Massachusetts business trust
      Putnam VT International Growth Fund - Class IB Shares
      Putnam VT Small Cap Value Fund - Class IB Shares
      Putnam VT Voyager II Fund - Class IB Shares *
   Salomon Brothers Variable Series Fund Inc., Maryland business trust,
    Affiliate of The Company
      Capital Fund - Class I (Formerly Capital Fund)
      High Yield Bond Fund - Class I (Formerly High Yield Bond Fund)
      Investors Fund - Class I (Formerly Investors Fund)
      Total Return Fund - Class I (Formerly Total Return Fund)
   Smith Barney Investment Series, Massachusetts business trust, Affiliate of
    The Company
      Smith Barney Growth and Income Portfolio
      Smith Barney Large Cap Core Portfolio
      Smith Barney Premier Selections All Cap Growth Portfolio
      Smithn Barney Government Portfolio

                                      -46-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   The Travelers Series Trust, Massachusetts business trust, Affiliate of The
    Company
      Equity Income Portfolio
      Large Cap Portfolio
      MFS Emerging Growth Portfolio
      MFS Mid Cap Growth Portfolio
      MFS Research Portfolio
      Travelers Quality Bond Portfolio
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
      AIM Capital Appreciation Portfolio
      MFS Total Return Portfolio
      Putnam Diversified Income Portfolio
      Smith Barney Aggressive Growth Portfolio
      Smith Barney International All Cap Growth Portfolio *
      Smith Barney Large Cap Value Portfolio
      Smith Barney Large Capitalization Growth Portfolio
      Smith Barney Mid Cap Core Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
      Comstock Portfolio - Class II Shares
      Emerging Growth Portfolio - Class II Shares
   Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
    Company
      Smith Barney Small Cap Growth Opportunities Portfolio
   Variable Insurance Products Fund, Massachusetts business trust
      Equity Income Portfolio - Initial Class
      Growth Portfolio - Initial Class
      High Income Portfolio - Initial Class
      Overseas Portfolio - Initial Class
   Variable Insurance Products Fund II, Massachusetts business trust
      Contrafund(R) Portfolio - Initial Class
      Contrafund(R) Portfolio - Service Class 2
      Index 500 Portfolio - Initial Class
   Variable Insurance Products Fund III, Massachusetts business trust
      Dynamic Capital Appreciation Portfolio - Service Class 2 (Formerly
       Fidelity VIP
      Dynamic Capital Appreciation Portfolio - Service Class 2) *

   * No assets for the period

Not all funds may be available in all states or to all contract owners.

Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 200 Conservative of Variable  Annuity  Portfolios  were combined into  Appreciation  Portfolio of
Greenwich Street Series Fund. At the effective date, Separate Account FCLIC held
647,283 shares of CitiSelect(R) VIP Folio 200 Conservative having a market value of $6,118,304, which were exchanged for 269,648 shares of Appreciation Portfolio equal in value.

Effective April 20, 2001, the assets of CitiSelect(R)  VIP Folio 300 Balanced of
Variable  Annuity  Portfolios  were  combined  into  Appreciation  Portfolio  of
Greenwich Street Series Fund. At the effective date, Separate Account FCLIC held
867,505 shares of CitiSelect(R)  VIP Folio 300 Balanced having a market value of
$8,109,908,  which were exchanged for 357,422 shares of  Appreciation  Portfolio equal in value.

                                      -47-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Effective  April 20, 2001, the assets of  CitiSelect(R)  VIP Folio 400 Growth of
Variable Annuity  Portfolios were combined into Smith Barney  Aggressive  Growth
Portfolio of Travelers Series Fund Inc. At the effective date,  Separate Account
FCLIC held 631,753  shares  CitiSelect(R)  VIP Folio 400 Growth  having a market value of  $5,825,970,  which were  exchanged for 424,015  shares of Smith Barney
Aggressive Growth Portfolio equal in value.

Effective April 20, 2001, the assets of CitiSelect(R)  VIP Folio 500 Growth Plus of Variable Annuity Portfolios were combined into Smith Barney Aggressive Growth
Portfolio of Travelers Series Fund Inc. At the effective date,  Separate Account
FCLIC held  276,853  shares  CitiSelect(R)  VIP Folio 500 Growth  Plus  having a market value of  $2,043,658,  which were  exchanged for 148,738  shares of Smith
Barney Aggressive Growth Portfolio equal in value.

Effective  April 27, 2001,  the assets of Select Small Cap  Portfolio of Concert
Investment Series (currently Smith Barney Investment  Series) were combined into
Smith  Barney  Small Cap Growth  Opportunities  Portfolio  of  Variable  Annuity
Portfolios. At the effective date, Separate Account FCLIC held 185,028 shares of
Select  Small Cap  Portfolio  having a market  value of  $1,682,847,  which were exchanged  for 169,642  shares of Smith  Barney  Small Cap Growth  Opportunities
Portfolio equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed  by  Separate  Account  FCLIC  in  the  preparation  of  its  financial statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES.  The  operations of Separate  Account FCLIC form a part of the total  operations  of The  Company  and are not taxed  separately.  Separate
Account FCLIC is taxed as a life  insurance  company under the Internal  Revenue
Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment  income of Separate Account FCLIC.  Separate
Account FCLIC is not taxed as a "regulated  investment company" under Subchapter
M of the Code.

FINANCIAL  HIGHLIGHTS.  In 2001,  Separate  Account  FCLIC adopted the financial highlights disclosure  recommended by the American Institute of Certified Public
Accountants  Audit Guide for Investment  Companies  ("AICPA  Guide").  The AICPA
Guide allows for the  prospective  application  of this  disclosure,  which will ultimately  display a five period.  It is  comprised of the units,  unit values, investment income ratio,  expense ratios and total returns for each sub-account.
Since each sub-account offers multiple contract charges,  certain information is provided in the form of a range. The range  information may reflect varying time periods  if  assets  did not  exist  with all  contract  charge  options  of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

2. INVESTMENTS

The aggregate  costs of purchases and proceeds  from sales of  investments  were
$39,013,982  and  $130,715,111,  respectively,  for the year ended  December 31,
2002. Realized gains and losses from investment  transactions are reported on an average cost basis.  The cost of investments in eligible funds was  $540,479,620 at December 31, 2002.  Gross  unrealized  appreciation  for all  investments  at
December  31,  2002  was  $2,159,899.  Gross  unrealized  depreciation  for  all investments at December 31, 2002 was $162,857,942.

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

3. CONTRACT CHARGES

Insurance  charges are paid for the  mortality  and expense risks assumed by The company.  Each  business  day, The Company  deducts a mortality and expense risk charge which is reflected in the  calculation of  accumulation  and annuity unit values.  For the CitiVariable  Annuity  contracts issued on or after February 1,
1999, this charge equals,  on an annual basis,  1.25% of the amount held in each funding  option  (Price I in note 4).  For the  CitiVariable  Annuity  Contracts issued prior to February 1, 1999, this charge equals, on an annual basis,  0.84%
of the  amount  held in each  funding  option  (Price  II in  note  4).  For the
CitiElite  annuity  product this charge equals,  on an annual basis 1.25% of the amount held in each funding options (Price III in note 4).

Administrative  fees  are  paid for  administrative  expenses.  This fee is also deducted each business day and reflected in the calculation of accumulation  and annuity  unit  values.  This charge  equals,  on an annual  basis,  0.15% of the amounts held in each funding option.

For CitiVariable  Annuity  contracts in the  accumulation  phase with a contract value less than $25,000,  an annual charge of $30 (prorated for partial periods)
is deducted from  participant  account balances and paid to The Company to cover
contract   administrative  charges.  For  CitiElite  Annuity  contracts  in  the accumulation  phase,  an annual charge of $30 (prorated for partial  periods) is deducted  from  participant  account  balances  and paid to The Company to cover contract administrative charges.

No sales charge is deducted  from  participant  purchase  payments when they are received.  However,  for the CitiVariable Annuity product, The Company generally assesses  a  contingent  deferred  sales  charge of up to 7% if a  participant's purchase  payment is surrendered  within five years of its payment date. For the
CitiElite Annuity product The Company generally  assesses a contingent  deferred sales  charge of up to 7% if a  participant's  purchase  payment is  surrendered within seven years of its payment  date.  Contract  surrender  payments  include
$976,895 and $1,310,362 of contingent  deferred sales charges for the year ended
December 31, 2002 and 2001, respectively.

                                      -49-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY

                                                                               DECEMBER 31, 2002
                                                                 -----------------------------------------------
                                                                 ACCUMULATION         UNIT
                                                                     UNITS            VALUE          NET ASSETS
                                                                 ------------     ------------      ------------

High Yield Bond Trust
    Price III ............................................           701,831      $      1.098      $    770,354

Money Market Portfolio
    Price III ............................................         3,006,951             1.094         3,290,599

AIM Variable Insurance Funds
  AIM V.I. Balanced Fund - Series I
    Price I ..............................................                --             0.752                --
    Price II .............................................                --             0.757                --
    Price III ............................................             7,557             0.752             5,681
  AIM V.I. Capital Appreciation Fund - Series I
    Price I ..............................................         1,405,282             1.384         1,944,468
    Price II .............................................         7,754,716             1.416        10,975,815
  AIM V.I. Core Equity Fund - Series I
    Price I ..............................................         3,778,350             1.050         3,965,327
    Price II .............................................         9,486,556             1.074        10,183,985
  AIM V.I. Government Securities Fund - Series I
    Price I ..............................................         4,773,865             1.354         6,463,792
    Price II .............................................         9,030,752             1.376        12,425,033
  AIM V.I. Growth Fund - Series I
    Price I ..............................................         2,393,815             0.740         1,771,590
    Price II .............................................         3,603,917             0.757         2,728,215
  AIM V.I. International Growth Fund - Series I
    Price I ..............................................         2,014,514             0.827         1,666,105
    Price II .............................................         7,910,316             0.846         6,692,039
  AIM V.I. Premier Equity Fund - Series I
    Price I ..............................................         7,813,049             0.989         7,724,901
    Price II .............................................        14,640,755             1.011        14,806,779
    Price III ............................................         3,830,465             0.480         1,838,820

Alliance Variable Product Series Fund, Inc.
  Growth & Income Portfolio - Class B
    Price I ..............................................                --             0.716                --
    Price II .............................................                --             0.721                --
    Price III ............................................            91,434             0.716            65,473
  Premier Growth Portfolio - Class B
    Price I ..............................................                --             0.593                --
    Price II .............................................                --             0.597                --
    Price III ............................................             7,327             0.593             4,343
  Technology Portfolio - Class B
    Price III ............................................         3,553,041             0.274           972,668

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2
    Price III ............................................         2,006,595             0.777         1,561,088
  Templeton Foreign Securities Fund - Class 2
    Price III ............................................         4,191,794             0.740         3,105,168

                                      -50-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                               DECEMBER 31, 2002
                                                                 -----------------------------------------------
                                                                 ACCUMULATION         UNIT
                                                                     UNITS            VALUE          NET ASSETS
                                                                 ------------     ------------      ------------

Greenwich Street Series Fund
  Appreciation Portfolio
    Price I ..............................................         1,005,026      $      0.808      $    812,002
    Price II .............................................         8,744,914             0.814         7,117,912
    Price III ............................................           782,626             0.808           632,316
  Equity Index Portfolio - Class II Shares
    Price III ............................................         1,942,354             2.109         4,096,814
  Fundamental Value Portfolio
    Price I ..............................................                --             0.719                --
    Price II .............................................                --             0.724                --
    Price III ............................................           371,930             0.719           267,539

MFS Variable Insurance Trust
  MFS(R) Bond Series
    Price I ..............................................         2,002,994             1.371         2,747,592
    Price II .............................................         4,841,017             1.394         6,747,963
  MFS(R) Emerging Growth Series
    Price I ..............................................         3,593,012             0.910         3,269,898
    Price II .............................................        13,691,784             0.931        12,746,031
  MFS(R) Money Market Series
    Price I ..............................................         1,165,960             1.251         1,458,972
    Price II .............................................         9,274,948             1.271        11,792,976
  MFS(R) Research Series
    Price I ..............................................         1,943,475             0.927         1,800,716
    Price II .............................................        11,027,481             0.948        10,451,347
  MFS(R) Strategic Income Series
    Price I ..............................................           119,968             1.285           154,163
    Price II .............................................         1,023,407             1.306         1,336,341
  MFS(R) Total Return Series
    Price I ..............................................         4,915,480             1.391         6,837,884
    Price II .............................................        12,771,010             1.414        18,052,685

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Price I ..............................................                --             1.135                --
    Price II .............................................                --             1.142                --
    Price III ............................................         1,297,327             1.135         1,472,071

Putnam Variable Trust
  Putnam VT International Growth Fund - Class IB Shares
    Price I ..............................................                --             0.701                --
    Price II .............................................                --             0.706                --
    Price III ............................................            31,770             0.701            22,272
  Putnam VT Small Cap Value Fund - Class IB Shares
    Price I ..............................................                --             0.888                --
    Price II .............................................                --             0.894                --
    Price III ............................................            98,107             0.888            87,070

Salomon Brothers Variable Series Fund Inc.
  Capital Fund - Class I
    Price III ............................................         8,704,358             0.961         8,366,744
  High Yield Bond Fund - Class I
    Price III ............................................         1,221,089             1.110         1,355,504

                                      -51-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                               DECEMBER 31, 2002
                                                                 -----------------------------------------------
                                                                 ACCUMULATION         UNIT
                                                                     UNITS            VALUE          NET ASSETS
                                                                 ------------     ------------      ------------

Salomon Brothers Variable Series Fund Inc. (continued)
  Investors Fund - Class I
    Price III ............................................         7,617,928      $      0.826      $  6,292,685
  Total Return Fund - Class I
    Price III ............................................         2,825,528             0.933         2,636,564

Smith Barney Investment Series
  Smith Barney Growth and Income Portfolio
    Price III ............................................         1,228,727             0.670           823,119
  Smith Barney Large Cap Core Portfolio
    Price III ............................................         2,554,011             0.680         1,736,105
  Smith Barney Premier Selections All Cap Growth Portfolio
    Price III ............................................         1,443,689             0.845         1,220,031
  Smith Barney Government Portfolio
    Price III ............................................         1,239,661             1.234         1,530,365

The Travelers Series Trust
  Equity Income Portfolio
    Price III ............................................           793,721             0.851           675,526
  Large Cap Portfolio
    Price III ............................................        12,856,211             0.641         8,244,733
  MFS Emerging Growth Portfolio
    Price III ............................................         2,716,699             0.330           897,431
  MFS Mid Cap Growth Portfolio
    Price III ............................................         4,610,051             0.643         2,964,605
  MFS Research Portfolio
    Price III ............................................         4,534,604             0.634         2,874,195
  Travelers Quality Bond Portfolio
    Price III ............................................         4,551,803             1.170         5,326,318

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Price III ............................................         8,003,783             0.695         5,557,657
  MFS Total Return Portfolio
    Price III ............................................         6,556,445             1.046         6,853,661
  Putnam Diversified Income Portfolio
    Price III ............................................         1,195,442             1.063         1,270,341
  Smith Barney Aggressive Growth Portfolio
    Price I ..............................................         1,349,984             0.692           934,675
    Price II .............................................         6,827,621             0.698         4,762,332
    Price III ............................................         1,107,937             0.692           767,091
  Smith Barney Large Cap Value Portfolio
    Price I ..............................................                --             0.674                --
    Price II .............................................                --             0.679                --
    Price III ............................................            83,624             0.674            56,401

                                      -52-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                               DECEMBER 31, 2002
                                                                 -----------------------------------------------
                                                                 ACCUMULATION         UNIT
                                                                     UNITS            VALUE          NET ASSETS
                                                                 ------------     ------------      ------------

Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio
    Price I ..............................................                --      $      0.684      $         --
    Price II .............................................                --             0.689                --
    Price III ............................................            21,357             0.684            14,616
  Smith Barney Mid Cap Core Portfolio
    Price I ..............................................                --             0.754                --
    Price II .............................................                --             0.759                --
    Price III ............................................           371,898             0.754           280,255

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Price I ..............................................                --             0.732                --
    Price II .............................................                --             0.737                --
    Price III ............................................           212,379             0.732           155,531
  Emerging Growth Portfolio - Class II Shares
    Price I ..............................................                --             0.546                --
    Price II .............................................                --             0.550                --
    Price III ............................................            13,851             0.546             7,560

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Price I ..............................................           332,444             0.925           307,502
    Price II .............................................         1,402,521             0.946         1,327,007
    Price III ............................................         1,271,611             0.943         1,198,548

Variable Insurance Products Fund
  Equity Income Portfolio - Initial Class
    Price I ..............................................         4,226,736             1.148         4,853,445
    Price II .............................................        16,746,689             1.175        19,670,030
  Growth Portfolio - Initial Class
    Price I ..............................................         4,860,505             1.644         7,992,245
    Price II .............................................         7,412,954             1.682        12,468,353
  High Income Portfolio - Initial Class
    Price I ..............................................         2,230,056             0.780         1,738,648
    Price II .............................................         6,865,778             0.792         5,439,483
  Overseas Portfolio - Initial Class
    Price I ..............................................           784,090             0.825           647,165
    Price II .............................................         4,888,711             0.844         4,127,312

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Initial Class
    Price I ..............................................         5,838,237             1.348         7,871,853
    Price II .............................................        13,382,787             1.379        18,457,475
  Contrafund(R) Portfolio - Service Class 2
    Price III ............................................         1,504,764             0.720         1,082,693
  Index 500 Portfolio - Initial Class
    Price I ..............................................        11,104,451             1.101        12,225,563
    Price II .............................................        26,515,934             1.126        29,861,314
                                                                                                    ------------

Net Contract Owners' Equity ..............................                                          $379,739,488
                                                                                                    ============

                       See Notes to Financial Statements

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                         ---------------------------------------------------------
INVESTMENTS                                                                   NO. OF       MARKET        COST OF        PROCEEDS
                                                                              SHARES        VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.2%)
     Total (Cost $865,368)                                                     95,003   $    770,472   $    203,721   $    349,129
                                                                         ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (0.9%)
     Total (Cost $3,289,535)                                                3,289,535      3,289,535      1,142,692      1,507,616
                                                                         ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS (21.9%)
  AIM V.I. Balanced Fund - Series I (Cost $6,430)                                 649          5,682          3,249            213
  AIM V.I. Capital Appreciation Fund - Series I (Cost $19,280,236)            786,474     12,921,774         84,377      4,208,601
  AIM V.I. Core Equity Fund - Series I (Cost $19,415,041)                     832,903     14,151,015        217,419      4,824,563
  AIM V.I. Government Securities Fund - Series I (Cost $17,424,096)         1,523,481     18,891,165      4,203,235      3,353,377
  AIM V.I. Growth Fund - Series I (Cost $10,373,796)                          398,263      4,500,372         84,256      1,726,859
  AIM V.I. International Growth Fund - Series I (Cost $13,684,557)            669,265      8,359,117        188,613      3,445,457
  AIM V.I. Premier Equity Fund - Series I (Cost $40,577,583)                1,502,686     24,373,566        430,055      8,898,745
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $120,761,739)                                              5,713,721     83,202,691      5,211,204     26,457,815
                                                                         ------------   ------------   ------------   ------------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.3%)
  Growth & Income Portfolio - Class B (Cost $77,271)                            3,971         65,483         70,556            601
  Premier Growth Portfolio - Class B (Cost $6,014)                                251          4,343          4,000             62
  Technology Portfolio - Class B (Cost $3,004,067)                             97,477        972,819         80,225        348,535
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $3,087,352)                                                  101,699      1,042,645        154,781        349,198
                                                                         ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.2%)
  Franklin Small Cap Fund - Class 2 (Cost $2,905,171)                         122,814      1,559,736        151,629        453,652
  Templeton Foreign Securities Fund - Class 2 (Cost $5,770,674)               329,329      3,102,275        134,982      1,369,642
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $8,675,845)                                                  452,143      4,662,011        286,611      1,823,294
                                                                         ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (3.4%)
  Appreciation Portfolio (Cost $10,814,283)                                   487,100      8,563,221      1,513,658      2,843,003
  Equity Index Portfolio - Class II Shares (Cost $6,426,495)                  191,201      4,097,440        195,170      1,153,706
  Fundamental Value Portfolio (Cost $336,891)                                  18,378        267,579        210,557        113,769
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $17,577,669)                                                 696,679     12,928,240      1,919,385      4,110,478
                                                                         ------------   ------------   ------------   ------------

MFS VARIABLE INSURANCE TRUST (20.4%)
  MFS(R) Bond Series (Cost $9,020,800)                                        803,444      9,496,708      1,692,556      2,538,811
  MFS(R) Emerging Growth Series (Cost $29,887,267)                          1,344,904     16,017,807        755,540      6,920,207
  MFS(R) Money Market Series (Cost $13,253,931)                            13,253,931     13,253,931      6,650,521     10,399,363
  MFS(R) Research Series (Cost $19,618,413)                                 1,136,685     12,253,464        140,417      5,119,818
  MFS(R) Strategic Income Series (Cost $1,435,610)                            141,564      1,490,673        186,832        742,397
  MFS(R) Total Return Series (Cost $25,770,718)                             1,452,367     24,893,572      3,516,179      7,365,748
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $98,986,739)                                              18,132,895     77,406,155     12,942,045     33,086,344
                                                                         ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (0.4%)
  Total Return Portfolio - Administrative Class
     Total (Cost $1,449,884)                                                  143,920      1,472,296      1,456,457        119,240
                                                                         ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.0%)
  Putnam VT International Growth Fund - Class IB Shares
   (Cost $23,511)                                                               2,205         22,275         23,648            129
  Putnam VT Small Cap Value Fund - Class IB Shares
   (Cost $104,165)                                                              7,161         87,084         92,328         12,665
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $127,676)                                                      9,366        109,359        115,976         12,794
                                                                         ------------   ------------   ------------   ------------

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                              FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                         ---------------------------------------------------------
                                                                              NO. OF       MARKET        COST OF        PROCEEDS
                                                                              SHARES        VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (4.9%)
  Capital Fund - Class I (Cost $10,623,727)                                   743,164   $  8,368,022   $    320,373   $  2,440,459
  High Yield Bond Fund - Class I (Cost $1,521,396)                            167,165      1,355,712        134,358        249,939
  Investors Fund - Class I (Cost $8,040,647)                                  648,162      6,293,650        213,998      1,776,427
  Total Return Fund - Class I (Cost $2,893,871)                               276,702      2,636,967         97,951        786,762
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $23,079,641)                                               1,835,193     18,654,351        766,680      5,253,587
                                                                         ------------   ------------   ------------   ------------

SMITH BARNEY INVESTMENT SERIES (1.4%)
  Smith Barney Growth and Income Portfolio (Cost $1,219,725)                  119,658        823,245         17,576        376,207
  Smith Barney Large Cap Core Portfolio (Cost $2,877,546)                     246,294      1,736,370         51,687        479,492
  Smith Barney Premier Selections All Cap Growth Portfolio
   (Cost $1,779,855)                                                          138,977      1,220,218         71,816        376,901
  Smith Barney Government Portfolio (Cost $1,392,122)                         130,597      1,530,599        121,027        307,680
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $7,269,248)                                                  635,526      5,310,432        262,106      1,540,280
                                                                         ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (5.5%)
  Equity Income Portfolio (Cost $808,146)                                      52,991        675,629        145,602        357,681
  Large Cap Portfolio (Cost $15,243,263)                                      777,192      8,246,002         94,203      2,423,826
  MFS Emerging Growth Portfolio (Cost $2,632,146)                             123,973        897,568         92,645        204,592
  MFS Mid Cap Growth Portfolio (Cost $8,884,470)                              590,649      2,965,059        110,298      1,019,379
  MFS Research Portfolio (Cost $5,289,617)                                    440,895      2,874,634        125,592        789,669
  Travelers Quality Bond Portfolio (Cost $5,350,252)                          482,968      5,327,136      1,216,500      1,116,489
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $38,207,894)                                               2,468,668     20,986,028      1,784,840      5,911,636
                                                                         ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (5.4%)
  AIM Capital Appreciation Portfolio (Cost $12,640,282)                       714,461      5,558,510        112,950      2,014,472
  MFS Total Return Portfolio (Cost $7,769,172)                                482,047      6,854,712      1,334,060      1,698,115
  Putnam Diversified Income Portfolio (Cost $1,600,221)                       153,446      1,270,536        308,264        186,864
  Smith Barney Aggressive Growth Portfolio (Cost $9,276,458)                  715,141      6,464,875      2,534,624      2,069,474
  Smith Barney Large Cap Value Portfolio (Cost $76,703)                         4,267         56,410          5,672            930
  Smith Barney Large Capitalization Growth Portfolio (Cost $13,651)     .       1,501         14,618         13,701             54
  Smith Barney Mid Cap Core Portfolio (Cost $314,897)                          28,086        280,298        247,610         12,831
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $31,691,384)                                               2,098,949     20,499,959      4,556,881      5,982,740
                                                                         ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
  Comstock Portfolio - Class II Shares (Cost $173,107)                         17,150        155,555        156,162         11,550
  Emerging Growth Portfolio - Class II Shares (Cost $10,224)                      397          7,561         10,326             85
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $183,331)                                                     17,547        163,116        166,488         11,635
                                                                         ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.7%)
  Smith Barney Small Cap Growth Opportunities Portfolio
     Total (Cost $4,392,954)                                                  399,075      2,833,432        366,477      1,020,763
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (15.0%)
  Equity Income Portfolio - Initial Class (Cost $32,540,229)                1,350,569     24,526,334      1,872,035      6,982,711
  Growth Portfolio - Initial Class (Cost $36,291,359)                         873,002     20,463,168      1,051,660      8,547,010
  High Income Portfolio - Initial Class (Cost $12,420,189)                  1,210,622      7,178,987      1,140,418      2,047,656
  Overseas Portfolio - Initial Class (Cost $8,865,617)                        434,883      4,775,019        103,533      1,771,639
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $90,117,394)                                               3,869,076     56,943,508      4,167,646     19,349,016
                                                                         ------------   ------------   ------------   ------------

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                              FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                         ---------------------------------------------------------
                                                                              NO. OF       MARKET        COST OF        PROCEEDS
                                                                              SHARES        VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND II (18.4%)
  Contrafund(R) Portfolio - Initial Class (Cost $33,597,619)                1,454,835   $ 26,332,521   $  1,756,037   $  7,982,194
  Contrafund(R) Portfolio - Service Class 2 (Cost $1,395,583)                  60,326      1,082,859        203,055        363,181
  Index 500 Portfolio - Initial Class (Cost $55,722,765)                      421,257     42,091,967      1,550,897     15,484,171
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $90,715,967)                                               1,936,418     69,507,347      3,509,989     23,829,546
                                                                         ------------   ------------   ------------   ------------
TOTAL INVESTMENTS (100%)
  (COST $540,479,620)                                                                   $379,781,577   $ 39,013,982   $130,715,111
                                                                                        ============   ============   ============

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                                 YEAR              UNIT VALUE     NET   INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                ENDED   UNITS       LOWEST TO   ASSETS    INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)  ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)*
                                                ------ -------    ------------- ------- ----------  ------------- ------------------

HIGH YIELD BOND TRUST                             2002     702            1.098     770   13.32             1.40              3.20
                                                  2001     933            1.064     993    6.48             1.40              8.02

MONEY MARKET PORTFOLIO                            2002   3,007            1.094   3,291    1.38             1.40              0.00
                                                  2001   3,340            1.094   3,656    3.48             1.40              2.24
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Balanced Fund - Series I               2002       8            0.752       6    3.38             1.40            (18.26)
                                                  2001       4            0.920       4    1.72             1.40              4.19

  AIM V.I. Capital Appreciation Fund - Series I   2002   9,160    1.384 - 1.416  12,920      --      0.99 - 1.40   (25.39) - (25.08)
                                                  2001  11,674    1.855 - 1.890  22,005      --      0.99 - 1.40   (24.38) - (24.04)

  AIM V.I. Core Equity Fund - Series I            2002  13,265    1.050 - 1.074  14,149    0.29      0.99 - 1.40   (16.73) - (16.36)
                                                  2001  17,201    1.261 - 1.284  21,984    0.04      0.99 - 1.40   (23.90) - (23.62)

  AIM V.I. Government Securities Fund - Series I  2002  13,805    1.354 - 1.376  18,889    1.99      0.99 - 1.40        8.06 - 8.52
                                                  2001  13,288    1.253 - 1.268  16,776    3.14      0.99 - 1.40        4.94 - 5.40

  AIM V.I. Growth Fund - Series I                 2002   5,998    0.740 - 0.757   4,500      --      0.99 - 1.40   (31.92) - (31.68)
                                                  2001   7,867    1.087 - 1.108   8,655    0.19      0.99 - 1.40   (34.83) - (34.52)

  AIM V.I. International Growth Fund - Series I   2002   9,925    0.827 - 0.846   8,358    0.49      0.99 - 1.40   (16.88) - (16.49)
                                                  2001  13,399    0.995 - 1.013  13,529    0.28      0.99 - 1.40   (24.56) - (24.35)

  AIM V.I. Premier Equity Fund - Series I         2002  26,284    0.480 - 1.011  24,371    0.29      0.99 - 1.40   (31.23) - (30.99)
                                                  2001  34,360    0.698 - 1.465  46,060    0.12      0.99 - 1.40   (13.83) - (13.42)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC
  Growth & Income Portfolio - Class B             2002      91            0.716      65    0.50             1.40            (23.34)
                                                  2001       8            0.934       7      --             1.40             (4.79)

  Premier Growth Portfolio - Class B              2002       7            0.593       4      --             1.40            (31.76)
                                                  2001       2            0.869       2      --             1.40              0.93

  Technology Portfolio - Class B                  2002   3,553            0.274     973      --             1.40            (42.56)
                                                  2001   4,368            0.477   2,084      --             1.40            (26.50)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2               2002   2,007            0.777   1,561    0.25             1.40            (29.68)
                                                  2001   2,355            1.105   2,605    0.38             1.40            (16.48)

  Templeton Foreign Securities Fund - Class 2     2002   4,192            0.740   3,105    1.63             1.40            (19.65)
                                                  2001   5,705            0.921   5,261    3.00             1.40            (17.25)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                          2002  10,533    0.808 - 0.814   8,562    1.39      0.99 - 1.40  (18.63) - (18.36)
                                                  2001  12,218    0.993 - 0.997  12,175    1.14      0.99 - 1.40    (4.43) - (4.13)

  Equity Index Portfolio - Class II Shares        2002   1,942            2.109   4,097    1.66             1.40            (23.48)
                                                  2001   2,370            2.756   6,530    0.69             1.40            (13.58)

  Fundamental Value Portfolio                     2002     372            0.719     268    1.06             1.40            (22.44)
                                                  2001     287            0.927     266    0.14             1.40             (7.58)

                                      -57-

                         NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR              UNIT VALUE     NET   INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                ENDED   UNITS       LOWEST TO   ASSETS    INCOME      LOWEST TO        LOWEST TO

                                                DEC 31  (000S)     HIGHEST ($)  ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)*
                                                ------ -------    ------------- ------- ----------  ------------- ------------------

MFS VARIABLE INSURANCE TRUST
  MFS(R) Bond Series                              2002   6,844    1.371 - 1.394   9,496    6.06      0.99 - 1.40       7.36 - 7.89
                                                  2001   7,853    1.277 - 1.292  10,117    6.06      0.99 - 1.40       7.22 - 7.58

  MFS(R) Emerging Growth Series                   2002  17,285    0.910 - 0.931  16,016      --      0.99 - 1.40  (34.72) - (34.44)
                                                  2001  22,782    1.394 - 1.420  32,227      --      0.99 - 1.40  (34.40) - (34.14)

  MFS(R) Money Market Series                      2002  10,441    1.251 - 1.271  13,252    1.31      0.99 - 1.40     (0.16) - 0.24
                                                  2001  13,432    1.253 - 1.268  17,001    3.48      0.99 - 1.40       2.29 - 2.76

  MFS(R) Research Series                          2002  12,971    0.927 - 0.948  12,252    0.28      0.99 - 1.40  (25.54) - (25.30)
                                                  2001  17,668    1.245 - 1.269  22,357    0.01      0.99 - 1.40  (22.38) - (22.00)

  MFS(R) Strategic Income Series                  2002   1,143    1.285 - 1.306   1,491    4.08      0.99 - 1.40       6.91 - 7.31
                                                  2001   1,633    1.202 - 1.217   1,985    3.75      0.99 - 1.40       3.26 - 3.75

  MFS(R) Total Return Series                      2002  17,686    1.391 - 1.414  24,891    1.73      0.99 - 1.40    (6.52) - (6.11)
                                                  2001  20,833    1.488 - 1.506  31,265    2.21      0.99 - 1.40    (1.13) - (0.73)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class   2002   1,297            1.135   1,472    4.04             1.40              7.58
                                                  2001     103            1.055     108    1.76             1.40              2.53
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares                               2002      32            0.701      22    0.05             1.40            (18.39)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                     2002      98            0.888      87    0.12             1.40            (19.35)
                                                  2001      26            1.101      29      --             1.40              1.94
SALOMON BROTHERS VARIABLE SERIES FUND INC
  Capital Fund - Class I                          2002   8,704            0.961   8,367    0.38             1.40            (26.13)
                                                  2001  10,639            1.301  13,838    0.65             1.40              0.46

  High Yield Bond Fund - Class I                  2002   1,221            1.110   1,356    7.01             1.40              5.82
                                                  2001   1,404            1.049   1,473    7.55             1.40              3.66

  Investors Fund - Class I                        2002   7,618            0.826   6,293    1.04             1.40            (24.15)
                                                  2001   9,331            1.089  10,158    0.67             1.40             (5.47)

  Total Return Fund - Class I                     2002   2,826            0.933   2,637    1.27             1.40             (8.17)
                                                  2001   3,547            1.016   3,604    1.87             1.40             (2.21)

  Smith Barney Growth and Income Portfolio        2002   1,229            0.670     823    0.64             1.40            (23.25)
                                                  2001   1,720            0.873   1,501      --             1.40            (12.00)

  Smith Barney Large Cap Core Portfolio           2002   2,554            0.680   1,736    0.56             1.40            (27.04)
                                                  2001   3,095            0.932   2,883      --             1.40            (15.66)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                          2002   1,444            0.845   1,220    0.05             1.40            (27.84)
                                                  2001   1,757            1.171   2,057      --             1.40            (15.33)

  Smith Barney Government Portfolio               2002   1,240            1.234   1,530    2.22             1.40              6.38
                                                  2001   1,413            1.160   1,639      --             1.40              4.41

                                      -58-

                         NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR              UNIT VALUE     NET   INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                ENDED   UNITS       LOWEST TO   ASSETS    INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)  ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)*
                                                ------ -------    ------------- ------- ----------  ------------- ------------------

THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                         2002     794            0.851     676    0.94             1.40            (15.15)
                                                  2001   1,019            1.003   1,022    1.11             1.40             (7.90)

  Large Cap Portfolio                             2002  12,856            0.641   8,245    0.43             1.40            (23.87)
                                                  2001  15,963            0.842  13,447    0.43             1.40            (18.49)

  MFS Emerging Growth Portfolio                   2002   2,717            0.330     897      --             1.40            (35.29)
                                                  2001   3,005            0.510   1,531      --             1.40            (37.04)

  MFS Mid Cap Growth Portfolio                    2002   4,610            0.643   2,965      --             1.40            (49.57)
                                                  2001   5,758            1.275   7,340      --             1.40            (24.73)

  MFS Research Portfolio                          2002   4,535            0.634   2,874    0.54             1.40            (26.19)
                                                  2001   5,464            0.859   4,692    0.04             1.40            (23.51)

  Travelers Quality Bond Portfolio                2002   4,552            1.170   5,326    7.44             1.40              4.28
                                                  2001   4,803            1.122   5,387    3.56             1.40              5.65
TRAVELERS SERIES FUND INC
  AIM Capital Appreciation Portfolio              2002   8,004            0.695   5,558      --             1.40            (24.95)
                                                  2001  10,399            0.926   9,622      --             1.40            (24.84)

  MFS Total Return Portfolio                      2002   6,556            1.046   6,854    5.50             1.40             (6.52)
                                                  2001   7,478            1.119   8,368    2.85             1.40             (1.41)

  Putnam Diversified Income Portfolio             2002   1,195            1.063   1,270   22.25             1.40              4.42
                                                  2001   1,343            1.018   1,367    7.87             1.40              2.83

  Smith Barney Aggressive Growth Portfolio        2002   9,286    0.692 - 0.698   6,464      --      0.99 - 1.40  (33.59) - (33.27)
                                                  2001   9,224    1.042 - 1.046   9,642      --      0.99 - 1.40    (3.34) - (2.97)

  Smith Barney Large Cap Value Portfolio          2002      84            0.674      56    4.08             1.40            (26.50)
                                                  2001      80            0.917      73      --             1.40              1.55
  Smith Barney Large Capitalization
      Growth Portfolio                            2002      21            0.684      15    0.80             1.40            (14.71)

  Smith Barney Mid Cap Core Portfolio             2002     372            0.754     280    0.11             1.40            (20.21)
                                                  2001      88            0.945      83      --             1.40             (5.59)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares            2002     212            0.732     156    0.23             1.40            (20.61)
                                                  2001      32            0.922      29      --             1.40             (7.52)

  Emerging Growth Portfolio - Class II Shares     2002      14            0.546       8      --             1.40            (29.64)
  Smith Barney Small Cap Growth
      Opportunities Portfolio                     2002   3,007    0.925 - 0.946   2,833      --      0.99 - 1.40  (26.70) - (26.38)
                                                  2001   3,652    1.262 - 1.286   4,687      --      0.99 - 1.40  (17.35) - (17.10)
VARIABLE INSURANCE PRODUCTS FUND
  Equity Income Portfolio - Initial Class         2002  20,973    1.148 - 1.175  24,523    1.88      0.99 - 1.40  (18.12) - (17.72)
                                                  2001  25,931    1.402 - 1.428  36,916    1.82      0.99 - 1.40    (6.28) - (5.93)

  Growth Portfolio - Initial Class                2002  12,273    1.644 - 1.682  20,461    0.28      0.99 - 1.40  (31.10) - (30.78)
                                                  2001  16,048    2.386 - 2.430  38,736    0.09      0.99 - 1.40  (18.79) - (18.48)

                                      -59-

                         NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR              UNIT VALUE     NET   INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                ENDED   UNITS       LOWEST TO   ASSETS    INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)  ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)*
                                                ------ -------    ------------- ------- ----------  ------------- ------------------

VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
  High Income Portfolio - Initial Class           2002   9,096    0.780 - 0.792   7,178   11.51      0.99 - 1.40       2.09 - 2.33
                                                  2001  11,394    0.764 - 0.774   8,792   13.64      0.99 - 1.40  (12.98) - (12.54)
  Overseas Portfolio - Initial Class              2002   5,673    0.825 - 0.844   4,774    0.86      0.99 - 1.40  (21.43) - (21.12)
                                                  2001   7,397    1.050 - 1.070   7,895    5.81      0.99 - 1.40  (22.28) - (21.90)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R)Portfolio - Initial Class          2002  19,221    1.348 - 1.379  26,329    0.89      0.99 - 1.40  (10.61) - (10.22)
                                                  2001  23,483    1.508 - 1.536  35,895    0.85      0.99 - 1.40  (13.48) - (13.12)
  Contrafund(R)Portfolio - Service Class 2        2002   1,505            0.720   1,083    0.76             1.40            (10.78)
                                                  2001   1,714            0.807   1,384    0.73             1.40            (13.69)
  Index 500 Portfolio - Initial Class             2002  37,620    1.101 - 1.126  42,087    1.46      0.99 - 1.40  (23.33) - (23.03)
                                                  2001  49,119    1.436 - 1.463  71,501    1.24      0.99 - 1.40  (13.34) - (12.97)

* Total  return  lowest and  highest  range  displayed  is  calculated  from the beginning  of the fiscal year to the end of the fiscal year except  where a unit value  inception date occurred  during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                         AIM V.I. BALANCED FUND -
                                               HIGH YIELD BOND TRUST        MONEY MARKET PORTFOLIO               SERIES I
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....       933,278        797,442      3,340,414      1,806,081          3,806             --
Accumulation units purchased and
  transferred from other funding options .        81,655        360,118      1,130,123      3,384,250          3,949          4,181
Accumulation units redeemed and
 transferred to other funding options ....      (313,102)      (224,282)    (1,463,586)    (1,849,917)          (198)          (375)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........       701,831        933,278      3,006,951      3,340,414          7,557          3,806
                                            ============   ============   ============   ============   ============   ============

                                                   AIM V.I. CAPITAL                 AIM V.I.                     AIM V.I.
                                                 APPRECIATION FUND -            CORE EQUITY FUND -        GOVERNMENT SECURITIES
                                                       SERIES I                     SERIES I                 FUND - SERIES I
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....    11,673,658     14,325,667     17,201,345     19,970,552     13,288,132     11,276,924
Accumulation units purchased and
  transferred from other funding options .       196,859        395,916        222,635        713,653      3,876,781      4,926,696
Accumulation units redeemed and
  transferred to other funding options ...    (2,710,519)    (3,047,925)    (4,159,074)    (3,482,860)    (3,360,296)    (2,915,488)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     9,159,998     11,673,658     13,264,906     17,201,345     13,804,617     13,288,132
                                            ============   ============   ============   ============   ============   ============

                                                       AIM V.I.                     AIM V.I.                      AIM V.I.
                                                     GROWTH FUND -           INTERNATIONAL GROWTH          PREMIER EQUITY FUND -
                                                       SERIES I                 FUND - SERIES I                   SERIES I
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     7,866,741     10,034,304     13,399,023     16,587,745     34,359,798     39,234,431
Accumulation units purchased and
  transferred from other funding options .       206,441      1,218,119        239,813        267,747        769,935      2,551,375
Accumulation units redeemed and
  transferred to other funding options ...    (2,075,450)    (3,385,682)    (3,714,006)    (3,456,469)    (8,845,464)    (7,426,008)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     5,997,732      7,866,741      9,924,830     13,399,023     26,284,269     34,359,798
                                            ============   ============   ============   ============   ============   ============

                                                  GROWTH & INCOME               PREMIER GROWTH             TECHNOLOGY PORTFOLIO -
                                                PORTFOLIO - CLASS B           PORTFOLIO - CLASS B                 CLASS B
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....         7,817             --          2,426             --      4,367,933      4,555,999
Accumulation units purchased and
  transferred from other funding options .        83,649          7,817          4,905          2,426        245,175        744,722
Accumulation units redeemed and
  transferred to other funding options ...           (32)            --             (4)            --     (1,060,067)      (932,788)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........        91,434          7,817          7,327          2,426      3,553,041      4,367,933
                                            ============   ============   ============   ============   ============   ============

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                                TEMPLETON FOREIGN
                                                 FRANKLIN SMALL CAP             SECURITIES FUND -
                                                   FUND - CLASS 2                    CLASS 2               APPRECIATION PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     2,355,369      2,559,722      5,705,290      6,380,304     12,218,432             --
Accumulation units purchased and
  transferred from other funding options .       187,260        251,157        118,625        527,210      2,308,739     14,891,274
Accumulation units redeemed and
  transferred to other funding options ...      (536,034)      (455,510)    (1,632,121)    (1,202,224)    (3,994,605)    (2,672,842)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     2,006,595      2,355,369      4,191,794      5,705,290     10,532,566     12,218,432
                                            ============   ============   ============   ============   ============   ============

                                              EQUITY INDEX PORTFOLIO -         FUNDAMENTAL VALUE
                                                  CLASS II SHARES                  PORTFOLIO                MFS(R) BOND SERIES
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     2,369,636      2,314,812        287,160             --      7,853,479      6,687,834
Accumulation units purchased and
  transferred from other funding options .        54,596        387,368        221,892        298,546      1,161,976      2,941,217
Accumulation units redeemed and
  transferred to other funding options ...      (481,878)      (332,544)      (137,122)       (11,386)    (2,171,444)    (1,775,572)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     1,942,354      2,369,636        371,930        287,160      6,844,011      7,853,479
                                            ============   ============   ============   ============   ============   ============

                                                  MFS(R) EMERGING                MFS(R) MONEY                      MFS(R)
                                                   GROWTH SERIES                 MARKET SERIES                RESEARCH SERIES
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....    22,782,069     27,435,348     13,431,842      7,153,931     17,667,804     20,770,298
Accumulation units purchased and
  transferred from other funding options .       995,908      2,259,177      5,984,971     16,809,976        193,753        499,378
Accumulation units redeemed and
  transferred to other funding options ...    (6,493,181)    (6,912,456)    (8,975,905)   (10,532,065)    (4,890,601)    (3,601,872)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........    17,284,796     22,782,069     10,440,908     13,431,842     12,970,956     17,667,804
                                            ============   ============   ============   ============   ============   ============

                                                                                                               TOTAL RETURN
                                                  MFS(R) STRATEGIC               MFS(R) TOTAL                  PORTFOLIO -
                                                   INCOME SERIES                 RETURN SERIES              ADMINISTRATIVE CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     1,633,335      1,704,644     20,833,291     21,955,800        102,543             --
Accumulation units purchased and
  transferred from other funding options .        96,268         91,498      2,560,218      3,764,706      1,330,969        117,171
Accumulation units redeemed and
  transferred to other funding options ...      (586,228)      (162,807)    (5,707,019)    (4,887,215)      (136,185)       (14,628)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     1,143,375      1,633,335     17,686,490     20,833,291      1,297,327        102,543
                                            ============   ============   ============   ============   ============   ============

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                     PUTNAM VT                    PUTNAM VT
                                                   INTERNATIONAL                  SMALL CAP
                                                    GROWTH FUND -                 VALUE FUND -                 CAPITAL FUND -
                                                  CLASS IB SHARES               CLASS IB SHARES                   CLASS I
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....            --             --         26,300             --     10,639,024     10,999,748
Accumulation units purchased and
  transferred from other funding options .        31,770             --         84,696         26,300        373,008      1,189,290
Accumulation units redeemed and
  transferred to other funding options ...            --             --        (12,889)            --     (2,307,674)    (1,550,014)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........        31,770             --         98,107         26,300      8,704,358     10,639,024
                                            ============   ============   ============   ============   ============   ============

                                                     HIGH YIELD
                                                     BOND FUND -                INVESTORS FUND -             TOTAL RETURN FUND -
                                                      CLASS I                       CLASS I                       CLASS I
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     1,403,991      1,439,269      9,331,074     10,218,846      3,546,592      4,159,513
Accumulation units purchased and
  transferred from other funding options .        30,375        117,035        239,621        863,054         51,002        594,013
Accumulation units redeemed and
  transferred to other funding options ...      (213,277)      (152,313)    (1,952,767)    (1,750,826)      (772,066)    (1,206,934)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     1,221,089      1,403,991      7,617,928      9,331,074      2,825,528      3,546,592
                                            ============   ============   ============   ============   ============   ============

                                                                                 SMITH BARNEY                   SMITH BARNEY
                                                    SELECT SMALL               GROWTH AND INCOME                 LARGE CAP
                                                    CAP PORTFOLIO                  PORTFOLIO                   CORE PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....            --      1,752,263      1,719,869      1,668,142      3,095,027      3,398,851
Accumulation units purchased and
  transferred from other funding options .            --         82,841            555        425,092        100,690        303,796
Accumulation units redeemed and
  transferred to other funding options ...            --     (1,835,104)      (491,697)      (373,365)      (641,706)      (607,620)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........            --             --      1,228,727      1,719,869      2,554,011      3,095,027
                                            ============   ============   ============   ============   ============   ============

                                                   SMITH BARNEY
                                                PREMIER SELECTIONS
                                                   ALL CAP GROWTH                SMITH BARNEY                  EQUITY INCOME
                                                     PORTFOLIO               GOVERNMENT PORTFOLIO                PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     1,757,255      1,737,712      1,413,098      1,057,207      1,019,162        865,435
Accumulation units purchased and
  transferred from other funding options .        62,790        239,239         66,295        572,611        126,481        239,745
Accumulation units redeemed and
  transferred to other funding options ...      (376,356)      (219,696)      (239,732)      (216,720)      (351,922)       (86,018)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     1,443,689      1,757,255      1,239,661      1,413,098        793,721      1,019,162
                                            ============   ============   ============   ============   ============   ============

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                                  MFS EMERGING                   MFS MID CAP
                                                 LARGE CAP PORTFOLIO            GROWTH PORTFOLIO              GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....    15,963,286     18,080,222      3,004,546      3,090,800      5,758,373      6,070,239
Accumulation units purchased and
  transferred from other funding options .        82,093      1,418,613        225,912        544,553        177,184        644,628
Accumulation units redeemed and
  transferred to other funding options ...    (3,189,168)    (3,535,549)      (513,759)      (630,807)    (1,325,506)      (956,494)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........    12,856,211     15,963,286      2,716,699      3,004,546      4,610,051      5,758,373
                                            ============   ============   ============   ============   ============   ============

                                                                              TRAVELERS QUALITY                 AIM CAPITAL
                                               MFS RESEARCH PORTFOLIO           BOND PORTFOLIO            APPRECIATION PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     5,463,759      6,108,725      4,803,284      3,868,937     10,399,298     11,053,796
Accumulation units purchased and
  transferred from other funding options .       186,281        509,149        839,326      1,619,422        171,373      1,364,867
Accumulation units redeemed and
  transferred to other funding options ...    (1,115,436)    (1,154,115)    (1,090,807)      (685,075)    (2,566,888)    (2,019,365)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     4,534,604      5,463,759      4,551,803      4,803,284      8,003,783     10,399,298
                                            ============   ============   ============   ============   ============   ============

                                                                                                               SMITH BARNEY
                                                      MFS TOTAL               PUTNAM DIVERSIFIED             AGGRESSIVE GROWTH
                                                  RETURN PORTFOLIO             INCOME PORTFOLIO                  PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     7,478,381      7,961,934      1,343,207      1,406,014      9,223,962             --
Accumulation units purchased and
  transferred from other funding options .       774,033      1,278,686         19,233        135,772      3,669,042     10,342,461
Accumulation units redeemed and
  transferred to other funding options ...    (1,695,969)    (1,762,239)      (166,998)      (198,579)    (3,607,462)    (1,118,499)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     6,556,445      7,478,381      1,195,442      1,343,207      9,285,542      9,223,962
                                            ============   ============   ============   ============   ============   ============

                                                     SMITH BARNEY                 SMITH BARNEY                  SMITH BARNEY
                                                   LARGE CAP VALUE            LARGE CAPITALIZATION              MID CAP CORE
                                                      PORTFOLIO                 GROWTH PORTFOLIO                 PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....        79,903             --             --             --         87,535             --
Accumulation units purchased and
  transferred from other funding options .         8,133         79,903         21,357             --        298,984         87,549
Accumulation units redeemed and
  transferred to other funding options ...        (4,412)            --             --             --        (14,621)           (14)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........        83,624         79,903         21,357             --        371,898         87,535
                                            ============   ============   ============   ============   ============   ============

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                                EMERGING GROWTH                CITISELECT(R)
                                               COMSTOCK PORTFOLIO -               PORTFOLIO -                  VIP FOLIO 200
                                                 CLASS II SHARES                CLASS II SHARES                CONSERVATIVE
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....        31,711             --             --             --             --      5,772,800
Accumulation units purchased and
  transferred from other funding options .       195,129         33,301         13,860             --             --        131,095
Accumulation units redeemed and
  transferred to other funding options ...       (14,461)        (1,590)            (9)            --             --     (5,903,895)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........       212,379         31,711         13,851             --             --             --
                                            ============   ============   ============   ============   ============   ============

                                                    CITISELECT(R)                 CITISELECT(R)                CITISELECT(R)
                                                    VIP FOLIO 300                 VIP FOLIO 400                VIP FOLIO 500
                                                      BALANCED                       GROWTH                     GROWTH PLUS
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....            --      8,108,015             --      5,744,523             --      2,037,395
Accumulation units purchased and
  transferred from other funding options .            --         29,058             --        113,937             --         14,280
Accumulation units redeemed and
  transferred to other funding options ...            --     (8,137,073)            --     (5,858,460)            --     (2,051,675)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........            --             --             --             --             --             --
                                            ============   ============   ============   ============   ============   ============

                                                    SMITH BARNEY
                                                  SMALL CAP GROWTH              EQUITY INCOME
                                                    OPPORTUNITIES                 PORTFOLIO -               GROWTH PORTFOLIO -
                                                     PORTFOLIO                   INITIAL CLASS                INITIAL CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     3,651,597      2,764,271     25,931,425     29,654,904     16,048,030     19,566,609
Accumulation units purchased and
  transferred from other funding options .       403,549      1,482,283        969,778      1,848,133        780,063      1,353,318
Accumulation units redeemed and
  transferred to other funding options ...    (1,048,570)      (594,957)    (5,927,778)    (5,571,612)    (4,554,634)    (4,871,897)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     3,006,576      3,651,597     20,973,425     25,931,425     12,273,459     16,048,030
                                            ============   ============   ============   ============   ============   ============

                                                    HIGH INCOME                                                 CONTRAFUND(R)
                                                    PORTFOLIO -               OVERSEAS PORTFOLIO -               PORTFOLIO -
                                                   INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....    11,393,651     12,836,002      7,397,258      8,800,221     23,482,937     26,544,151
Accumulation units purchased and
  transferred from other funding options .       477,411        590,369         97,304        161,316      1,628,620        728,489
Accumulation units redeemed and
  transferred to other funding options ...    (2,775,228)    (2,032,720)    (1,821,761)    (1,564,279)    (5,890,533)    (3,789,703)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     9,095,834     11,393,651      5,672,801      7,397,258     19,221,024     23,482,937
                                            ============   ============   ============   ============   ============   ============

                                      -65-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                    CONTRAFUND(R)                 INDEX 500
                                                     PORTFOLIO -                  PORTFOLIO -
                                                   SERVICE CLASS 2               INITIAL CLASS                   COMBINED
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     1,714,241      1,779,892     49,119,066     56,213,351    450,011,463    490,311,625
Accumulation units purchased and
  transferred from other funding options .       273,808        361,373      1,729,253      2,387,561     36,486,104     89,328,830
Accumulation units redeemed and
  transferred to other funding options ...      (483,285)      (427,024)   (13,227,934)    (9,481,846)  (121,839,426)  (129,628,992)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     1,504,764      1,714,241     37,620,385     49,119,066    364,658,141    450,011,463
                                            ============   ============   ============   ============   ============   ============

                                      -66-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of First Citicorp Life Insurance Company and
    Owners of Variable Annuity Contracts of First Citicorp Life Variable
    Annuity Separate Account:

We have audited the  accompanying  statements of assets and liabilities of First
Citicorp Life Variable Annuity Separate Account as of December 31, 2002, and the
related  statements  of  operations  for the year then ended,  the  statement of changes in net assets for each of the two years then  ended,  and the  financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  responsibility of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material respects,  the financial position of First
Citicorp Life Variable  Annuity  Separate  Account as of December 31, 2002,  the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for  each  of the two  years  in the  period  then  ended,  in  conformity  with accounting principles generally accepted in the United States of America.

                                        /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -67-

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer of units of First Citicorp Life Variable  Annuity  Separate Account
or shares of Separate Account FCLIC's underlying funds. It should not be used in connection  with any offer except in  conjunction  with the Prospectus for First
Citicorp Life Variable  Annuity  Separate  Account  product(s)  offered by First
Citicorp Life Insurance  Company and the  Prospectuses of the underlying  funds, which collectively contain all pertinent  information,  including the applicable sales commissions.

FCLIC (Annual) (12-02) Printed in U.S.A.

                      FIRST CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2002 and 2001

                      First Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                                                         PAGE

Independent Auditors' Report                                               1

Financial Statements:

         Balance Sheets - December 31, 2002 and 2001                       3

         Statements of Operations for the years ended
            December 31, 2002 and 2001                                     4

         Statements of Changes in Capital and Surplus

            for the years ended December 31, 2002 and 2001                 4

         Statements of Cash Flows for the years ended
            December 31, 2002 and 2001                                     5

Notes to Financial Statements                                              6-14

Supplemental Schedule of Selected Financial Data as of

   and for the year ended December 31, 2002                               15-18

Appendix A - Summary Investment Schedule                                  19

Appendix B - Supplemental Investment Risks Interrogatories                20-25

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
First Citicorp Life Insurance Company:

We have audited the accompanying balance sheets (statutory basis) of First
Citicorp Life Insurance Company (the "Company") as of December 31, 2002 and
2001, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United
States of America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of
America, the financial position of the Company as of December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the
Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 2.

As described more fully in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department. As of
January 1, 2001, the New York State Insurance Department adopted the National
Association of Insurance Commissioners' statutory accounting practices, except that it retained the prescribed practices of not permitting the recording or admission of deferred tax assets or liabilities and not recognizing prepaid expenses. As of January 1, 2002, the New York State Insurance Department adopted the National Association of Insurance Commissioners' statutory accounting practices related to deferred income tax assets and liabilities. Consequently, the Company changed its bases of accounting in 2002 and 2001 as described in
Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The information included on the supplementary schedule of selected financial data, the summary investment schedule and the supplemental investment risks interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

/s/ KPMG LLP
April 28, 2003

                                       2

                      FIRST CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)                            2002              2001
                                                                                    ----              ----
Assets
       Bonds (including $23,715 and $38,109 subject to securities
           lending agreements at fair value) (fair value $351,140; $355,454)         $337,730          $351,541
       Cash and Short-term investments                                                 56,686            57,865
       Other invested assets                                                              102             2,154
                                                                                -------------      ------------

Total cash and invested assets                                                        394,518           411,560

       Separate accounts                                                              379,788           583,114
       Investment income due and accrued                                                3,575             3,439
       Other assets                                                                       613              (111)
                                                                                -------------      ------------

Total assets                                                                         $778,494          $998,002
                                                                                =============      ============

Liabilities
       Aggregate reserves and deposit-type contracts                                 $303,358          $320,235
       Policy and contract claims                                                         926               837
       Separate accounts                                                              379,788           583,114
       Securities lending                                                              24,416            39,255
       Payable for securities                                                          17,326             9,291
       Other liabilities                                                                4,742              (470)
                                                                                -------------      ------------

Total liabilities                                                                     730,556           952,262
                                                                                -------------      ------------

Capital and Surplus
       Common capital stock ($5 par value; 400,000
           shares authorized, issued and outstanding)                                   2,000             2,000
       Gross paid in and contributed surplus                                           42,000            42,000
       Unassigned funds                                                                 3,938             1,740
                                                                                -------------      ------------

Total capital and surplus                                                              47,938            45,740
                                                                                -------------      ------------

Total liabilities and capital and surplus                                            $778,494          $998,002
                                                                                =============      ============

               See notes to financial statements (statutory basis)

                                       3

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----
Revenues
       Premiums and other considerations                                  $6,901              $18,304
       Net investment income                                              21,760               25,371
       Other revenues                                                      6,803                8,566
                                                                   -------------        -------------

           Total revenues                                                 35,464               52,241
                                                                   -------------        -------------

Benefits and expenses
       Current and future insurance benefits                             114,334               90,136
       Net transfers from separate accounts                              (87,188)             (57,298)
       Other insurance and corporate expenses                              1,618                2,127
                                                                   -------------        -------------

           Total benefits and expenses                                    28,764               34,965
                                                                   -------------        -------------

Net gain from operations before federal income taxes                       6,700               17,276

Federal income taxes incurred                                              1,796                5,035
                                                                   -------------        -------------

Net gain from operations after federal income taxes and before
realized capital losses                                                    4,904               12,241

Net realized capital losses                                               (3,548)              (4,908)
                                                                   -------------        -------------

Net income                                                                $1,356               $7,333
                                                                   =============        =============

         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----
Capital and surplus - December 31, previous year                         $45,740              $35,477

       Net income                                                          1,356                7,333
       Net unrealized capital gains (losses)                                 (6)                    2
       Change in net deferred income taxes                                   617                    -
       Change in non-admitted assets and related items                     (524)                2,928
       Cumulative effect of changes in accounting principles                 755                    -
                                                                   -------------        -------------

           Net change in capital and surplus for the year                  2,198               10,263
                                                                   -------------        -------------

Capital and surplus - December 31, current year                          $47,938              $45,740
                                                                   =============        =============

               See notes to financial statements (statutory basis)

                                       4

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----
Cash from Operations
       Premiums and other considerations                                  $6,901              $18,304
       Investment income received, net                                    22,425               25,443
       Other income received                                               7,020                9,805
                                                                    ------------         ------------

           Total revenues received                                        36,346               53,552
                                                                    ------------         ------------

       Benefits paid                                                     131,978              145,128
       Net transfers from separate accounts                              (94,446)             (59,060)
       Federal income taxes paid (refund)                                  2,724              (1,419)
       Other expenses                                                      (562)                3,162
                                                                    ------------         ------------

           Total benefits and expenses paid                               39,694               87,811
                                                                    ------------         ------------

Net cash used in operations                                               (3,348)             (34,259)
                                                                    ------------         ------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             203,262              287,594
       Investment sales receivable/purchases payable                      10,086                8,518
       Other, net                                                             (6)                  26
                                                                    ------------         ------------

           Total investment proceeds                                     213,342              296,138
                                                                    ------------         ------------

    Cost of investments acquired
       Bonds                                                             194,000              258,981
       Stocks                                                                  -                   29
                                                                    ------------         ------------

           Total investments acquired                                    194,000              259,010
                                                                    ------------         ------------

Net cash provided by investments                                          19,342               37,128
                                                                    ------------         ------------

Cash from Financing and Miscellaneous Sources
    Cash provided
       Securities lending                                                      -               39,255
       Other cash provided                                                 1,346                5,252
                                                                    ------------         ------------

           Total cash provided                                             1,346               44,507
                                                                    ------------         ------------

    Cash applied
       Securities lending                                                 14,839                    -
       Other cash applied                                                  3,680                  491
                                                                    ------------         ------------

           Total cash applied                                             18,519                  491
                                                                    ------------         ------------

Net cash provided by (used in) financing and miscellaneous
sources                                                                  (17,173)              44,016
                                                                    ------------         ------------

Net change in cash and short-term investments                             (1,179)              46,886

Cash and short-term investments, beginning of year                        57,865               10,979
                                                                    ------------         ------------

Cash and short-term investments, end of year                             $56,686              $57,865
                                                                    ============         ============

               See notes to financial statements (statutory basis)

                                       5

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

1.  ORGANIZATION

First Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citicorp Life Insurance Company (CLIC), which is an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The Company is a
New York domiciled life and health company with licenses in New York, Arizona,
Connecticut and Delaware. The Company principally writes credit, group and ordinary life insurance, accident and health insurance products, single premium deferred annuities, and variable annuities. In 1998 the Company entered into third party reinsurance agreements to cede all risks on the business in-force as of December 31, 1997 for ordinary and group life insurance and accident and health insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

First Citicorp Life Insurance Company (the Company) prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New
York requires that insurance companies domiciled in New York prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING
PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001 (the Manual)
and subsequent revisions, subject to certain deviations prescribed or permitted by the New York Superintendent of Insurance.

The State of New York modified or did not adopt certain NAIC Statements of
Statutory Accounting Principles (SSAP) and provided additional New York specific guidance that differs from those in the Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to
Regulation 172 issued in 2001 (NYSAP), and was updated in 2002 to include all significant provisions of SSAP #10, Income Taxes. This adoption resulted in an increase to surplus of approximately $1 million. NYSAP did reject certain provisions of SSAP #10, Income Taxes. The rejected provisions of SSAP #10 did not impact the Company's income tax calculations.

In 2001, NYSAP differs from SSAP. The following is a reconciliation of NYSAP to
SSAP:

                                                   Surplus at 12/31/2001
                                                   ---------------------
                                     NYSAP               $45,740
                                     SSAP #10                755
                                                         -------
                                     SSAP                $46,495

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

                                       6

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SSAP differs in certain respects from accounting principles generally accepted in the United States of America (GAAP). The differences, which could be significant, primarily relate to:

----------------------------------------------------------------------------------------------------------------------
                                                              SSAP                                 GAAP
                                                ---------------------------------    ---------------------------------
A.   Bonds                                      Carried at amortized cost            Carried at either amortized
                                                and values prescribed by the         cost or market depending upon
                                                NAIC.                                classification "as held to
                                                                                     maturity" or "available for
                                                                                     sale".

B.   Acquisition costs                          Expensed as incurred.                Capitalized and amortized
                                                                                     over specificperiods.

C.   Non-admitted assets                        Excluded from balance sheet.         Not applicable

D.   Insurance reserves                         Statutory mortality, morbidity       Different mortality and
                                                and interest assumptions,            interest assumptions including
                                                without consideration for            withdrawal characteristics;
                                                withdrawals, carried net of          carried gross before
                                                reinsurance.                         reinsurance, with a
                                                                                     corresponding asset for
                                                                                     reinsurance recoverable.

E.   Asset valuation reserve                    Reserve calculated based upon        Not applicable
                                                risk associated with particular
                                                asset classes.

F.   Interest maintenance reserve               Reserve based upon realized          Not applicable
                                                gains or losses attributed to
                                                changes in interest rates.

G.   Deferred taxes                             SSAP measures the difference         GAAP uses a more likely than
                                                between the tax basis in assets      not standard and the change in
                                                and liabilities.  Changes in         deferred taxes is included in
                                                deferred tax assets and              the tax provision and in
                                                liabilities are charges              operations.
                                                directly to surplus.
                                                Recognition of a deferred tax
                                                asset for SSAP is determined by
                                                a reversal and recoverability
                                                test.

H.   Comprehensive income                       Not applicable                       Components disclosed on
                                                                                     face of financial statements.
----------------------------------------------------------------------------------------------------------------------

                                       7

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are stated at amortized cost, except bonds with ratings of NAIC
6 that are in or near default which are stated at the lower of amortized cost or
NAIC market value. The difference is booked as an unrealized loss. Amortization is calculated using the constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method.
The effective yield used to determine amortization is calculated based on actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Short-term investments are stated at amortized cost. Short-term investments with less than 90 days maturity are considered cash equivalents.

Due and accrued investment income over 90 days on bonds and short-term investments is non-admitted and excluded from investment income. There is no non-admitted interest at December 31, 2002.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company used derivatives financial instruments, including forward contracts as a means of hedging exposure to foreign currency risk on existing assets and liabilities. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. The Company does not have open derivative financial instruments at December 31, 2002, and at December 31, 2001,

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset
Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments.
As of December 31, 2002, the balance of the AVR, which is included in other liabilities, was zero and as of December 31, 2001, was insignificant. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. The IMR at
December 31, 2002 and 2001 were in negative positions at $(1.4) million and
$(1.5) million, respectively and considered a non-admitted asset.

                                       8

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BENEFIT RESERVES AND DEPOSIT-TYPE CONTRACTS

Benefit reserves and deposit-type contracts are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. Interest rates range from 5.00%
to 7.00%, with a weighted average rate of 5.43%.

PREMIUMS AND DEPOSIT-TYPE FUNDS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.
Upon adoption of codification, deposit-type funds with life contingencies are included in premiums and other considerations.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

3.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in the state of domicile. A maximum of $3.9 million of statutory surplus is available in 2003 for dividends to CLIC without prior approval. The Company did not pay any dividends in 2002 or 2001.

The State of New York utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2002, the Company had adjusted capital in excess of amounts requiring any regulatory action.

The State of New York modified or did not adopt certain NAIC Statements of
Statutory Accounting Principles (SSAP) and provided additional New York specific guidance that differs from those in the Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to
Regulation 172 issued in 2001 (NYSAP), and was updated in 2002 to include all significant provisions of SSAP #10, Income Taxes.

In 2001, the Company adopted the NAIC ACCOUNTING PRACTICES AND PROCEDURES
MANUAL, subject to certain deviations prescribed or permitted by the New York
Superintendent of Insurance. During 2002, the adoption of SSAP #10, Income
Taxes, resulted in an increase to surplus of approximately $1 million.

                                       9

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.  INVESTMENTS

BONDS

-----------------------------------------------------------------------------------------------------------------
Bonds by investment type                                                                    Excess of book value
                                                                                             over fair value (-)
        (in thousands)                              Book/Adjusted                                             or
                                                         Carrying                Fair       Fair value over book
                                                            Value               Value                  Value (+)
-----------------------------------------------------------------------------------------------------------------

DECEMBER 31, 2002
U.S. government agencies                                  $74,292             $77,339                     $3,047
Special revenue and special
     assessment obligations                                91,032              94,742                      3,710
Public utilities                                            6,997               6,585                       (412)
Industrial and miscellaneous                              165,409             172,474                      7,065
-----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $337,730            $351,140                    $13,410
-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
U.S. government agencies                                  $46,614             $46,986                       $372
Special revenue and special
     assessment obligations                               103,411             104,414                      1,003
Public utilities                                            8,000               8,034                         34
Industrial and miscellaneous                              193,516             196,020                      2,504
-----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $351,541            $355,454                     $3,913
-----------------------------------------------------------------------------------------------------------------

Unit prices published by the Securities Valuation Office (SVO), if available, are used to calculate the fair value amount disclosed. In the absence of the SVO published unit prices, or when amortized cost is used by the SVO as unit price, quoted market prices by other third party organizations, if available, are used to calculate the fair value of financial instruments. The statement value and fair value of bonds at December 31, 2002, by contractual maturity, are shown below. Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

---------------------------------------------------------------------------------------------------
Maturity Distribution
                                                         Book/Adjusted                        Fair
      (in thousands)                                    Carrying Value                       Value
---------------------------------------------------------------------------------------------------
1 year or less                                                 $51,653                     $49,526
After 1 year through 5 years                                   186,970                     195,465
After 5 years through 10 years                                  45,567                      48,689
After 10 years                                                  53,540                      57,460
---------------------------------------------------------------------------------------------------
                                                              $337,730                    $351,140
---------------------------------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $203.3 million and $287.6 million during 2002 and 2001, respectively. Gross gains of $3.4 million and $6.2 million in 2002 and 2001, respectively, and gross losses of $3.1 million and
$2.2 million in 2002 and 2001, respectively, were realized on those sales.
Additional losses, due to other than temporary declines, of $4.0 million and
$5.1 million were recorded in 2002 and 2001, respectively. Fair value was determined based upon external market prices. Impairments were concentrated in industrial and financial services investments.

                                       10

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.  INVESTMENTS (CONTINUED)

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs with a fair value of $26.9 million and $27.1 million, respectively. As of December 31, 2002 and 2001, approximately 44% and 48%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $85.0 million and $94.9 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2002 and 2001, respectively. The Company also held
$48.5 million and $60.2 million of asset-backed securities at December 31, 2002 and 2001, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2002 and 2001, the Company held collateral of $24.4 million and $39.3 million, respectively.

The Company maintains Special Deposits for the benefit of its policyholders. At
December 31, 2002 and 2001, these amounts were insignificant.

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling
$17.3 million and $9.9 million at December 31, 2002 and 2001, respectively. The
Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5.  LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2002, the Company had $677 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $5 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $167 million are surrenderable at book value less surrender charges of 5% or more, $373 million are surrenderable at fair value and $132 million are surrenderable without charge.

                                       11

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

6.  REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit)
Insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

         (IN THOUSANDS)
         ---------------------------------------------------------------------------------
         PREMIUMS                                                   2002              2001
         ---------------------------------------------------------------------------------
           Direct                                             $    8,568           $19,053
           Assumed                                                   584               682
           Ceded                                                  (2,251)           (1,431)

         TOTAL NET PREMIUMS                                   $    6,901           $18,304
         ---------------------------------------------------------------------------------

         Balance sheet impact:
           Aggregate reserves
              Assumed                                         $      312             $157
              CEDED                                                (6,916)          (2,992)
         ----------------------------------------------------------------------------------

         Life insurance in force:
           Assumed                                            $   27,155           $30,101
           CEDED                                                (116,417)         (174,894)
         -----------------------------------------------------------------------------------

7.  TAXES

      -----------------------------------------------------------------------------------------------
      (in thousands)                                                            2002         2001
      -----------------------------------------------------------------------------------------------
      Net gain from operations before federal income taxes                    $6,700         $17,276
      Statutory tax rate                                                         35%             35%
      -----------------------------------------------------------------------------------------------
      Expected tax                                                             2,345           6,047
      Tax effect of:
      Other investment income                                                    (58)            335
      Benefit, reinsurance and other reserves                                    (14)         (1,265)
      Deferred acquisition costs                                                (508)           (169)
      Other                                                                       31              87
      -----------------------------------------------------------------------------------------------
      Federal income taxes incurred                                           $1,796          $5,035
      -----------------------------------------------------------------------------------------------

      Effective tax rate                                                         27%             29%
      -----------------------------------------------------------------------------------------------

Federal income taxes relating to net realized capital gains (losses) on the sale of investments were insignificant and $1 million in 2002 and 2001, respectively.
These amounts differ from the expected statutory amounts primarily due to the different classification and timing of gains and losses for statutory reporting and tax reporting.

                                       12

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.  TAXES (CONTINUED)

The Company's Federal income tax return is consolidated with its parent CLIC.
The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually. Effective January 1, 2002, the State of New York adopted all significant provisions of SSAP #10, Income Taxes.

Deferred taxes are included in other assets and other liabilities.

The main components of the 2002 and 2001 deferred tax amounts are as follows:

                                                                            2002              2001
                                                                            -----             ----
         Deferred tax assets:
                Policy, Reins. And Other Reserves                     $    88,489      $    103,426
                Policy Acquisition Expenses                             1,904,969         2,402,034
                Investments                                             5,591,060         4,427,569
                Non-admitted Assets                                       502,701           534,492
                                                                   --------------------------------
                Total deferred tax assets                               8,087,219         7,467,521
                                                                   --------------------------------
                Non-admitted deferred tax assets                       (7,324,711)      (6,709,670)
                                                                   --------------------------------
                Admitted deferred tax assets                          $   762,508      $    757,851
                                                                   ================================

          Deferred tax liabilities:
                Investments                                           $         -      $         38
                Depreciation                                                2,591             2,592
                                                                   --------------------------------
                Total deferred tax liabilities                              2,591             2,630
                                                                   --------------------------------
                Net admitted deferred tax asset                       $   759,917      $    755,221
                                                                   ================================

The change in net deferred income taxes is comprised of the following:

                                                                             2002              2001         CHANGE
                                                                             ----              ----         ------
                Total deferred tax assets                             $ 8,087,219       $ 7,467,521       $ 619,698
                Total deferred tax liabilities                              2,591             2,630            (39)
                                                                 --------------------------------------------------
                Net deferred tax asset                                $ 8,084,628       $ 7,464,891)      $ 619,737
                                                                 --------------------------------------------------
                Tax effect of unrealized losses                                                             (3,144)
                                                                                                      -------------
                Change in net deferred income tax                                                         $ 616,593
                                                                                                      =============

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

          2002             $ 1,578,616
          2001             $ 3,718,650
          2000             $ 1,900,565

                                       13

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

8.  RELATED PARTY TRANSACTIONS

The Company has entered into various service contracts with affiliates of the
Company which cover management, investment, and information processing services.
Expenses incurred under such agreements were insignificant in 2002 and 2001. As of December 31, 2002 and 2001, the Company had $1.8 million and $3.3 million of intercompany payables, which are settled monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2002 and 2001.

9.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company used forward contracts to hedge the Company's exposure to foreign currency exchange rates that result from direct currency investments. To hedge against adverse changes in exchange rates, the Company entered contracts to exchange foreign currency for U.S. dollars with major financial institutions.
These contracts cannot be settled prior to maturity. At the maturity date, the
Company must purchase the foreign currency necessary to settle the contracts.

There were no forward contracts and interest rate swaps at December 31, 2002 and the amounts for forward contracts and interest rate swaps were not significant at December 31, 2001. The off-balance sheet risk of these financial instruments was not material at December 31, 2001.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company uses various financial instruments in the normal course of its business.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2002 and 2001, investments in bonds have a fair value of $351.1 million and $355.5 million, and a carrying value of $337.7 million and $351.5 million, respectively.

The carrying value of $8.7 million and $9.5 million of financial instruments classified as other liabilities also approximates their fair values at December
31, 2002 and 2001, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December
31, 2002, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

                                       14

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)
                               ------------------

Investment income earned
       U. S. Government bonds                                                      $     2,406
       Other bonds (unaffiliated)                                                       18,960
       Bonds of affiliates                                                                   -
       Preferred stocks (unaffiliated)                                                       -
       Preferred stocks of affiliates                                                        -
       Common stocks (unaffiliated)                                                          -
       Common stocks of affiliates                                                           -
       Mortgage loans                                                                        -
       Real estate
       Premium notes, policy loans and liens                                                 -
       Cash on hand and on deposit                                                         774
       Short-term investments                                                             (62)
       Other invested assets                                                                 -
       Derivative instruments                                                                -
       Aggregate write-ins for investment income                                             -
                                                                                  ------------
           Gross investment income                                                 $    22,078
                                                                                  ============

Real estate owned - book value less encumbrances                                   $         -

Mortgage loans - book value:

       Farm mortgages                                                              $         -
       Residential mortgages                                                                 -
       Commercial mortgages                                                                  -
                                                                                  ------------
           Total mortgage loans                                                    $         -
                                                                                  ============

Mortgage loans by standing - book value:

       Good standing                                                               $         -
       Good standing with restructured terms                                                 -
       Interest overdue more than 90 days, not in foreclosure                                -
       Foreclosure in process                                                                -

Other long-term assets - statement value                                           $         -

Bonds and stocks of parents, subsidiaries and affiliates - book value
       Bonds                                                                       $         -
       Preferred stocks                                                            $         -
       Common stocks                                                               $         -

See accompanying Independent Auditors' Report

                                       15

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)
                               ------------------

Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                                     $      67,286
           Over 1 year through 5 years                                           186,970
           Over 5 years through 10 years                                          45,567
           Over 10 years through 20 years                                         34,996
           Over 20 years                                                          18,543
                                                                           -------------
                Total by maturity                                          $     353,362
                                                                           =============
       By class - statement value
            Class 1                                                        $     267,615
            Class 2                                                               68,449
            Class 3                                                               13,395
            Class 4                                                                3,407
            Class 5                                                                   49
            Class 6                                                                  447
                                                                           -------------
                 Total by class                                            $     353,362
                                                                           =============

       Total publicly traded                                               $     316,799
       Total privately placed                                              $      36,563
Preferred stocks - statement value                                         $           -
Common stocks - market value                                               $           -
Short-term investments - book value                                        $      15,633
Options, caps & floors owned - statement value                             $           -
Options, caps & floors written and in force - statement value              $           -
Collar, swap & forward agreements open - statement value                   $           -
Futures contracts open - current value                                     $           -
Cash on deposit                                                            $      41,053

Life insurance in force:
       Industrial                                                          $           -
       Ordinary                                                            $     102,047
       Credit life                                                         $     182,815
       Group life                                                          $      41,525

Amount of accidental death insurance in force under
       Ordinary policies                                                   $           -

Life insurance policies with disability provisions in force:

       Industrial                                                          $           -
       Ordinary                                                            $           -
       Credit life                                                         $           -
       Group life                                                          $           -

Supplemental contracts in force:
       Ordinary - not involving life contingencies
           Amount on deposit                                               $           -
           Income payable                                                  $           -

See accompanying Independent Auditors' Report

                                       16

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)
                               ------------------

       Ordinary - involving life contingencies
           Income payable                                           $         -

       Group - not involving life contingencies
           Amount of deposit                                        $         -
           Income payable                                           $         -

       Group - involving life contingencies
           Income payable                                           $         -

Annuities:
       Ordinary
           Immediate - amount of income payable                     $       815
           Deferred - fully paid account balance                    $   678,812
           Deferred - not fully paid account balance                $     2,633

       Group
           Amount of income payable                                 $         -
           Fully paid account balance                               $         -
           Not fully paid account balance                           $         -

Accident and health insurance - premiums in force
           Ordinary                                                 $         -
           Group                                                    $         -
           Credit                                                   $        34

Deposit funds and dividend accumulations
       Deposit funds - account balance                              $         -
       Dividend accumulations - account balance                     $         -

Claim payments 2002
       Group accident and health
           2002                                                     $         -
           2001                                                     $         -
           2000                                                     $         -
           1999                                                     $         -
           1998                                                     $         -
           Prior                                                    $         -

       Other accident and health
           2002                                                     $         -
           2001                                                     $         -
           2000                                                     $         -
           1999                                                     $         -
           1998                                                     $         -
           Prior                                                    $         -

See accompanying Independent Auditors' Report

                                       17

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)
                               ------------------

      Other coverages that use developmental methods to calculate claim reserves
           2002                                                     $         1
           2001                                                     $         2
           2000                                                     $         -
           1999                                                     $         -
           1998                                                     $         -
           Prior                                                    $         -

See accompanying Independent Auditors' Report

                                       18

Annual Statement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE

                                                                                 Gross              Admitted Assets as Reported
                                                                         Investment Holdings          in the Annual Statement
                                                                    ---------------------------     ----------------------------
                                                                        1                2               3               4
Investment Categories                                                 Amount         Percentage        Amount         Percentage
                                                                    ----------       ----------      ----------       ----------
1.  Bonds:
    1.1  U.S. treasury securities ...............................   72,335,648          18.3         72,335,648           18.3
    1.2  U.S. government agency and corporate
           obligations (excluding mortgage-backed
           securities):
         1.21  Issued by U.S. government agencies ...............                        0.0                               0.0
         1.22 Issued by U.S. government sponsored agencies ......                        0.0                               0.0
    1.3  Foreign government (including Canada,
           excluding mortgage-backed securities) ................                        0.0                               0.0
    1.4  Securities issued by states, territories and
           possessions and political subdivisions in the U.S.:
         1.41  States, territories and possessions general
                 obligations ....................................                        0.0                               0.0
         1.42  Political subdivisions of states,
                 territories & possessions & political
                 subdivisions general obligations ...............                        0.0                               0.0
         1.43  Revenue and assessment obligations ...............                        0.0                               0.0
         1.44  Industrial development and similar
                 obligations ....................................                        0.0                               0.0
    1.5  Mortgage-backed securities (includes residential
           and commercial MBS):
         1.51  Pass-through securities:
               1.511  Guaranteed by GNMA ........................    1,956,146           0.5          1,956,146            0.5
               1.512  Issued by FNMA and FHLMC ..................   79,632,312          20.2         79,632,312           20.2
               1.513  Privately issued ..........................                        0.0                               0.0
         1.52  CMOs and REMICs:
               1.521  Issued by FNMA and FHLMC ..................   11,399,581           2.9         11,399,581            2.9
               1.522  Privately issued and
                        collateralized by MBS issued
                        or guaranteed by GNMA, FNMA
                        or FHLMC ................................                        0.0                               0.0
               1.523  All other privately issued ................   14,319,626           3.6         14,319,626            3.6
2.  Other debt and other fixed income securities
      (excluding short-term):
    2.1  Unaffiliated domestic securities (includes
           credit tenant loans rated by the SVO) ................  146,078,589          37.0        146,078,589           37.0
    2.2  Unaffiliated foreign securities ........................   12,007,686           3.0         12,007,686            3.0
    2.3  Affiliated securities ..................................                        0.0                               0.0
3.  Equity interests:
    3.1  Investments in mutual funds ............................                        0.0                               0.0
    3.2  Preferred stocks:
         3.21  Affiliated .......................................                        0.0                               0.0
         3.22  Unaffiliated .....................................                        0.0                               0.0
    3.3  Publicly traded equity securities (excluding
           preferred stocks):
         3.31  Affiliated .......................................                        0.0                               0.0
         3.32  Unaffiliated .....................................                        0.0                               0.0
    3.4  Other equity securities:
         3.41  Affiliated .......................................                        0.0                               0.0
         3.42  Unaffiliated .....................................                        0.0                               0.0
    3.5  Other equity interests including tangible
           personal property under lease:
         3.51  Affiliated .......................................                        0.0                               0.0
         3.52  Unaffiliated .....................................                        0.0                               0.0
4.  Mortgage loans:
    4.1  Construction and land development ......................                        0.0                               0.0
    4.2  Agricultural ...........................................                        0.0                               0.0
    4.3  Single family residential properties ...................                        0.0                               0.0
    4.4  Multifamily residential properties .....................                        0.0                               0.0
    4.5  Commercial loans. ......................................                        0.0                               0.0
5.  Real estate investments:
    5.1  Property occupied by company ...........................                        0.0                               0.0
    5.2  Property held for production of income
           (includes $     0 of property acquired in
           satisfaction of debt) ................................                        0.0                               0.0
    5.3  Property held for sale ($     0 including
           property acquired in satisfaction of debt) ...........                        0.0                               0.0
6.  Policy loans ................................................                        0.0                               0.0
7.  Receivables for securities ..................................      102,009           0.0            102,009            0.0
8.  Cash and short-term investments .............................   56,686,199          14.4         56,686,199           14.4
9.  Other invested assets .......................................                        0.0                               0.0
10. Total invested assets .......................................  394,517,797         100.0        394,517,797          100.0

                                       19

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                                  Due April 1
                      For the year ended December 31, 2002
                    Of FIRST CITICORP LIFE INSURANCE COMPANY
                        Address: New York NY 10001-2403
NAIC Group Code...0041                               NAIC Company Code....92746
                       Employer's ID Number...13-3078429

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11 and, if applicable, 20 through 24. Answer each of the interrogatories 5 through 19
(except 11) only if the reporting entity's aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity's total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts. For Property Casualty blank, responses are to exclude Protected Cell Accounts.

1.  State the reporting entity's total admitted assets as
    reported on Page 2 of this annual statement.                 $   398,706,279

2.  State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the
    Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the company and policy loans.

                   1                             2                   3
                                                             Percentage of Total
          Investment Category                  Amount          Admitted Assets
          -------------------                  ------        -------------------
2.01 Discover Card Mt..................     $   9,891,446         2.481%
2.02 El Paso Corp......................     $   9,008,749         2.259%
2.03 Aegon Nv..........................     $   8,994,696         2.256%
2.04 Textron Inc.......................     $   8,991,334         2.255%
2.05 Quebec (Prov of)..................     $   8,989,187         2.255%
2.06 Toyota Motor Corp.................     $   7,995,889         2.005%
2.07 Societe Generale..................     $   7,987,843         2.003%
2.08 WA Mut Inc CMO....................     $   7,924,085         1.987%
2.09 CIT Marine Tr.....................     $   7,518,035         1.886%
2.10 Gen Motors Corp...................     $   6,754,821         1.694%

3.  State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                 Bonds                           2                   3
                -------
3.01 NAIC-1............................     $ 267,615,385        67.121%
3.02 NAIC-2............................     $  68,449,595        17.168%
3.03 NAIC-3............................     $  13,395,007         3.360%
3.04 NAIC-4............................     $   3,406,902         0.854%
3.05 NAIC-5............................     $      48,755         0.012%
3.06 NAIC-6............................     $     446,739         0.112%

          Preferred Stocks                      3                   4
          ----------------

3.07 P/RP-1............................     $............         0.000%
3.08 P/RP-2............................     $............         0.000%
3.09 P/RP-3............................     $............         0.000%
3.10 P/RP-4............................     $............         0.000%
3.11 P/RP-5............................     $............         0.000%
3.12 P/RP-6............................     $............         0.000%

4.  State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31 - Derivative Instruments), including

(4.01) foreign-currency-denominated investments of    $............       0.000%
(4.02) supporting insurance liabilities
denominated in that same foreign currency of          $............       0.000%
and excluding (4.03) Canadian investments and
currency exposure of                                  $............       0.000%
Assets held in foreign investments less than
2.5% of the reporting entity's total admitted
assets, therefore detail not required for
interrogatories 5 - 10. (4.04)                                  Yes [ ] No [ X ]

                                       20

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                           1               2
   5.01 Countries rated NAIC-1..................     $  11,994,578       3.008%
   5.02 Countries rated NAIC-2..................     $............       0.000%
   5.03 Countries rated NAIC-3 or below.........     $............       0.000%

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                           1               2
Countries rated NAIC-1:
   6.01 Country: United Kingdom.................     $   7,998,806       2.006%
   6.02 Country: France.........................     $   3,995,772       1.002%

Countries rated NAIC-2:
   6.03 Country: ...............................     $............       0.000%
   6.04 Country: ...............................     $............       0.000%

Countries rated NAIC-3 or below:
   6.05 Country: ...............................     $............       0.000%
   6.06 Country: ...............................     $............       0.000%

                                                           1               2
7. Aggregate unhedged foreign currency
   exposure....................................     $............       0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

   8.01 Countries rated NAIC-1..................     $............       0.000%
   8.02 Countries rated NAIC-2..................     $............       0.000%
   8.03 Countries rated NAIC-3 or below.........     $............       0.000%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                           1               2
Countries rated NAIC-1:
   9.01 Country: ...............................     $............       0.000%
   9.02 Country: ...............................     $............       0.000%

Countries rated NAIC-2:
   9.03 Country: ...............................     $............       0.000%
   9.04 Country: ...............................     $............       0.000%

Countries rated NAIC-3 or below:
   9.05 Country: ...............................     $............       0.000%
   9.06 Country: ...............................     $............       0.000%

10. List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

                     1                                     2               3
   10.01 NAIC rating: 2.........................     $   4,998,806       1.254%
   10.02 NAIC rating: 2.........................     $   3,995,772       1.002%
   10.03 NAIC rating: 2.........................     $   3,000,000       0.752%
   10.04 NAIC rating: ..........................     $............       0.000%
   10.05 NAIC rating: ..........................     $............       0.000%
   10.06 NAIC rating: ..........................     $............       0.000%
   10.07 NAIC rating: ..........................     $............       0.000%
   10.08 NAIC rating: ..........................     $............       0.000%
   10.09 NAIC rating: ..........................     $............       0.000%
   10.10 NAIC rating: ..........................     $............       0.000%

                                       21

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

11. State the amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
    Canadian currency exposure, including
    Canadian-currency-denominated investments
    of (11.01)                                       $............       0.000%
    supporting Canadian-denominated insurance
    liabilities of (11.02)                           $............       0.000%

    Assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for
    interrogatory 12. (11.03)                                   Yes [ X ] No [ ]

12. Aggregate Canadian investment exposure:               1                2
    12.01 Canadian investments..................     $............       0.000%
    12.02 Unhedged Canadian currency exposure ..     $............       0.000%

13. State the aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with
    contractual sales restrictions (defined as investments having restrictions that prevent investments from being sold within 90 days). Assets held in investments with contractual sales
    restrictions less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for
    interrogatory 13.                                           Yes [ X ] No [ ]

                       1                                   2               3
   13.01 Aggregate statement value of investments
         with contractual sales restrictions:        $............       0.000%

         Largest 3 investments with contractual
         sales restrictions:

   13.02 .......................................     $............       0.000%
   13.03 .......................................     $............       0.000%
   13.04 .......................................     $............       0.000%

14. State the amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity
    securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO
    Practices and Procedures Manual as exempt or Class 1). Assets held in equity interests less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for interrogatory
    14.                                                         Yes [ X ] No [ ]

                            1                               2              3
                   Investment Category
                   -------------------
   14.01 .......................................     $............       0.000%
   14.02 .......................................     $............       0.000%
   14.03 .......................................     $............       0.000%
   14.04 .......................................     $............       0.000%
   14.05 .......................................     $............       0.000%
   14.06 .......................................     $............       0.000%
   14.07 .......................................     $............       0.000%
   14.08 .......................................     $............       0.000%
   14.09 .......................................     $............       0.000%
   14.10 .......................................     $............       0.000%

15. State the amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities
    (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule
    144a or SEC Rule 144 without volume restrictions.

    Assets held in nonaffiliated, privately placed equities less than 2.5%
    of the reporting entity's total admitted assets, therefore detail
    not required for interrogatory 15.                          Yes [ X ] No [ ]

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

                      1                                   2               3
   15.01 Aggregate statement value of investments held
         in nonaffiliated, privately placed
         equities:                                  $............       0.000%%

         Largest 3 investments held in nonaffiliated,
         privately placed equities:

   15.02 .......................................     $............       0.000%
   15.03 .......................................     $............       0.000%
   15.04 .......................................     $............       0.000%

16. State the amounts and percentages of the reporting entity's total admitted assets held in general partnership interests (included in other equity securities).

    Assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets, therefore detail
    not required for interrogatory 16.                          Yes [ X ] No [ ]

                     1                                     2               3
   16.01 Aggregate statement value of investments
         held in general partnership interests:      $............       0.000%

         Largest 3 investments in general
         partnership interests:

   16.02 .......................................     $............       0.000%
   16.03 .......................................     $............       0.000%
   16.04 .......................................     $............       0.000%

17. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entity's total admitted assets held.

    Mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets, therefore detail not required
    for interrogatories 17 and 18.                              Yes [ X ] No [ ]

    Each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                         1                                 2               3
   Type (Residential, Commercial, Agricultural)
   --------------------------------------------
   17.01 .......................................     $............       0.000%
   17.02 .......................................     $............       0.000%
   17.03 .......................................     $............       0.000%
   17.04 .......................................     $............       0.000%
   17.05 .......................................     $............       0.000%
   17.06 .......................................     $............       0.000%
   17.07 .......................................     $............       0.000%
   17.08 .......................................     $............       0.000%
   17.09 .......................................     $............       0.000%
   17.10 .......................................     $............       0.000%

18. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

     Loan-to-Value                    Residential              Commercial                 Agricultural
     -------------                    -----------              ----------                 ------------
                                     1           2           3             4             5             6
   18.01 above 95%........    $...........    0.000%    $...........     0.000%     $...........     0.000%
   18.02 91% to 95%.......    $...........    0.000%    $...........     0.000%     $...........     0.000%
   18.02 81% to 90%.......    $...........    0.000%    $...........     0.000%     $...........     0.000%
   18.04 71% to 80%.......    $...........    0.000%    $...........     0.000%     $...........     0.000%
   18.05 below 70%........    $...........    0.000%    $...........     0.000%     $...........     0.000%

                                       23

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

                                                          1                2
   18.06 Construction loans.....................     $............       0.000%
   18.07 Mortgage loans over 90 days past due...     $............       0.000%
   18.08 Mortgage loans in the process of
         foreclosure............................     $............       0.000%
   18.09 Mortgage loans foreclosed..............     $............       0.000%
   18.10 Restructured mortgage loans............     $............       0.000%

19. State the amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A, excluding property occupied by the company.

    Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A less than 2.5% of the reporting entity's total admitted assets, therefore
    detail not required for interrogatory 19.                   Yes [ X ] No [ ]

                           1                               2               3
   19.01 .......................................     $............       0.000%
   19.02 .......................................     $............       0.000%
   19.03 .......................................     $............       0.000%
   19.04 .......................................     $............       0.000%
   19.05 .......................................     $............       0.000%

20. State the amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                         At Year-End                  At End of Each Quarter
                                                         -----------                  ----------------------
                                                                             1st Qtr          2nd Qtr         3rd Qtr
                                                         1           2           3               4               5
   20.01 Securities lending (do not include
         assets held as collateral for such
         transactions)..........................   $ 24,416,250   6.124%    $ 18,509,880    $ 34,436,100    $ 31,005,350
   20.02 Repurchase agreements..................   $...........   0.000%    $...........    $...........    $...........
   20.03 Reverse repurchase agreements..........   $...........   0.000%    $...........    $...........    $...........
   20.04 Dollar repurchase agreements...........   $...........   0.000%    $...........    $...........    $...........
   20.05 Dollar reverse repurchase agreements...   $  8,109,375   2.034%    $...........    $...........    $...........

21. State the amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps, and floors:

                                            Owned                  Written
                                            -----                  -------
                                        1           2           3           4
   21.01 Hedging.................  $.........     0.000%     $........    0.000%
   21.02 Income generation.......  $.........     0.000%     $........    0.000%
   21.03 Other...................  $.........     0.000%     $........    0.000%

22. State the amounts and percentages indicated below of potential exposure
    (defined as the amount determined in accordance with the NAIC Annual
    Statement Instructions) for collars, swaps, and forwards:

                                                         At Year-End                  At End of Each Quarter
                                                         -----------                  ----------------------
                                                                             1st Qtr          2nd Qtr         3rd Qtr
                                                         1           2           3               4               5
   22.01 Hedging................................   $...........   0.000%    $...........    $...........    $...........
   22.02 Income generation......................   $...........   0.000%    $...........    $...........    $...........
   22.03 Replications...........................   $...........   0.000%    $...........    $...........    $...........
   22.04 Other..................................   $...........   0.000%    $...........    $...........    $...........

                                       24

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

23. State the amounts and percentages indicated below of potential exposure
    (defined as the amount determined in accordance with the NAIC Annual
    Statement Instructions) for futures contracts:

                                                         At Year-End                  At End of Each Quarter
                                                         -----------                  ----------------------
                                                                             1st Qtr          2nd Qtr         3rd Qtr
                                                         1           2           3               4               5
   23.01 Hedging................................   $...........   0.000%    $...........    $...........    $...........
   23.02 Income generation......................   $...........   0.000%    $...........    $...........    $...........
   23.03 Replications...........................   $...........   0.000%    $...........    $...........    $...........
   23.04 Other..................................   $...........   0.000%    $...........    $...........    $...........

24. State the amounts and percentages of 10 largest investments included in the
    Write-ins for Invested Assets category included on the Summary Investment
    Schedule:

                         1                                2               3
   24.01 .......................................     $............       0.000%
   24.02 .......................................     $............       0.000%
   24.03 .......................................     $............       0.000%
   24.04 .......................................     $............       0.000%
   24.05 .......................................     $............       0.000%
   24.06 .......................................     $............       0.000%
   24.07 .......................................     $............       0.000%
   24.08 .......................................     $............       0.000%
   24.09 .......................................     $............       0.000%
   24.10 .......................................     $............       0.000%

                                      NONE

                                       25

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Notes to Financial Statements
Statement of Investments as of December 31, 2002

The statutory financial statements and schedules of First Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of First Citicorp Life Insurance Company include:

Balance Sheets (statutory basis) as of December 31, 2002 and 2001
Statements of Operations (statutory basis) for the years ended December 31, 2002 and 2001
Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2002 and 2001
Statements of Cash Flows (statutory basis) for the years ended December 31, 2002 and 2001
Notes to Financial Statements (statutory basis)
Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year ended December 31, 2002
Summary Investment Schedule
Supplemental Investment Risk Interrogatories

(b)	Exhibits

Exhibit Number	Description

1.	Certified resolution of the board of directors of First Citicorp Life Insurance Company (the “Company”) establishing First Citicorp Life Variable Annuity Separate Account (the “Separate Account”).*

2.	Not Applicable.

3.	Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

4(a)	Contract Form.*

4(b)	Individual Retirement Annuity Endorsement.*

4(c)	403(b) Tax Sheltered Annuity Endorsement.*

4(d)	Annuity Contract Endorsement: Amendment of Annuity Income Option Tables.*

4(e)	Variable Annuity Endorsement: Amendment of Contract Provisions.****

4(f)	Roth Individual Retirement Annuity Endorsement.****

5.	Contract Application.**

6(a)	Certificate of Incorporation of the Company.*

6(b)	By-Laws of the Company.*

7.	None.

Exhibit Number	Description

8(a)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and First Citicorp Life Insurance Company*

8(b)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and First Citicorp Life Insurance Company.**

8(c)	Participation Agreement Among MFS Variable Insurance Trust, First Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

8(d)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.**

8(e)	Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.**

8(f)	Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.**

8(g)	Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life Insurance Company with Addendums.*

8(h)	Participation Agreement Among First Citicorp Life Insurance Company, First Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio. (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379 filed April 27, 2001.)

9.	Opinion and Consent of Catherine S. Mulholland, Esq. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 9 to the Registration Statement filed May 1, 2000.)

10.	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11	Not Applicable.

12.	None.

13.	Schedule for Computation of Each Performance Calculation.***

14	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Frederick W. Bradley, Jr., Elizabeth C. Craig, Carl W. Desch, George C. Kokulis, Glenn D. Lammey, Alice B.Leopold-Benintendi, Marla Berman Lewitus, Frederic Thomas, Jr., David A. Tyson and John W. Walbridge. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Sue B. Dorn and Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-71377 filed April 26, 2002.)
*	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-83354)

**	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-83354).

***	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1997 (File 33-83354).

****	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 7 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-83354).

Directors**

Frederick W. Bradley, Jr.	Elizabeth C. Craig

Sue B. Dorn	George C. Kokulis

Glenn D. Lammey	Alice B. Leopold-Benintendi

Marla Berman Lewitus	Kathleen L. Preston

Frederic W. Thomas, Jr.	John M. Walbridge

David A. Tyson

Officers

George C. Kokulis**	President and Chief Executive Officer

Glenn D. Lammey**	Chief Financial Officer

Kathleen L. Preston**	Executive Vice President

Marla Berman Lewitus**	Senior Vice President and General Counsel

David A. Tyson**	Senior Vice President

F. Denney Voss****	Senior Vice President

Gary Condon*	Senior Vice President

Richard Bush**	Vice President – Taxes

David A. Golino**	Vice President and Controller

Donald R. Munson, Jr.**	Vice President

Judith A. Addazio**	Treasurer

Elliot Wohl*	Vice President

Linn K. Richardson**	Second Vice President and Actuary

Ernest J.Wright**	Vice President and Secretary

Kathleen A. McGah**	Assistant Secretary

Principal Business Address:

*	334 West 34th Street, New York, New York 10011

**	One Cityplace, Hartford, CT 06103-3415

****	307 W. 7th Street, Fort Worth, TX 76102

*****	399 Park Avenue, New York, NY 10048

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract owners

As of February 28, 2003, there were 9,172 contract owners.

Item 28.	Indemnification

The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

(a)	The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

(b)	The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by i t is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for V ariable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock

Account for Variable Annuities and Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)	Not Applicable

Item 30.	Location Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street New York, New York and One Tower Square, Hartford, Connecticut

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings and Representations

(a)	The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b)	The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c)	The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d)	The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)	First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 30th day of April, 2003.

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)

FIRST CITICORP LIFE INSURANCE COMPANY
(Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2003.

*FREDERICK W. BRADLEY, JR (Frederick W. Bradley, Jr.)	Director

*ELIZABETH C. CRAIG (Elizabeth C. Craig)	Director

*SUE B. DORN (Sue B. Dorn)	Director

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

ALICE B. LEOPOLD-BENINTENDI (Alice B. Leopold-Benintendi)	Director

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*FREDERIC W. THOMAS, JR. (Frederic W. Thomas, Jr.)	Director

*DAVID A. TYSON (David A. Tyson)	Director

*JOHN M. WALBRIDGE (John M. Walbridge)	Director

*
By:	/s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors.	Electronically